UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: October 31

Registrant is making a filing for 7 of its series:

Wells Fargo Asia Pacific Fund, Wells Fargo Diversified International Fund, Wells Fargo Emerging Markets Equity Fund, Wells Fargo Emerging Markets Equity Income Fund, Wells Fargo Global Small Cap Fund, Wells Fargo International Equity Fund, and Wells Fargo Intrinsic World Equity Fund.

Date of reporting period: April 30, 2017

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Report

April 30, 2017

Wells Fargo Asia Pacific Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of April 30, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Asia Pacific Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Despite heightened market volatility at times, in general, global stocks delivered double-digit returns while bond markets were hurt by a rise in interest rates during the latter part of 2016.

Dear Shareholder:

As the new president of Wells Fargo Funds, now that Karla Rabusch is retiring from that position after nearly 14 years, I am pleased to offer you this semi-annual report for the Wells Fargo Asia Pacific Fund for the six-month period that ended April 30, 2017. Despite heightened market volatility at times, in general, global stocks delivered double-digit returns while bond markets were hurt by a rise in interest rates during the latter part of 2016. U.S. and international stocks returned 13.31% and 10.37% for the six-month period, respectively, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -0.67%.

During the last two months of 2016, prospects for faster growth and higher interest rates in the U.S. influenced markets.

Following Donald Trump’s election as president in early November, U.S. stocks began to rally. Investors appeared optimistic that the new administration would usher in a series of progrowth policies, and supportive economic news helped the rally carry through the end of 2016. The buoyant environment sent interest rates higher as well. At its mid-December meeting, Fed officials raised their short-term target interest rate for the first time in a year by a quarter percentage point to between 0.50% and 0.75%. Outside of the U.S., the prospects for faster U.S. growth appeared to trigger some acceleration in Europe. The improvement may be partly attributable to expectations for further strengthening of the U.S. dollar, which in turn could improve demand for European goods in the U.S. due to weakening of the euro relative to the dollar. Rising inflation across the eurozone and Japan caused an upward shift in yield curves in those areas, although developed-country bond yields remained significantly lower than U.S. Treasury yields.

Globally, stocks delivered positive results and economies showed improvement in the first four months of 2017.

Stocks rallied globally, supported by signs of improvement in the U.S. and global economies. In the U.S., hiring remained strong and business and consumer sentiment improved. Meanwhile, inflation inched up. In March, Fed officials raised their short-term target interest rate by a quarter percentage point to between 0.75% and 1.00%. With the Fed’s target-rate increase, short-term bond yields rose. Longer-term Treasury yields were little changed, however, leading to positive performance. Investment-grade corporate bonds and high-yield bonds benefited from strong demand. Municipal bond returns were also positive during the first four months of 2017, helped by strong demand and constrained new-issue supply. Outside the U.S., stocks in emerging markets benefited from both global economic growth and recent weakening in the U.S. dollar. European stocks also advanced as political risk declined. In the first round of the French presidential elections, Emmanuel Macron, a pro-EU candidate, garnered the most votes. Non-U.S. bonds also benefited from a decline in perceived risk, with credit spreads continuing to narrow.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Asia Pacific Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at

wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Asia Pacific Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Anthony L.T. Cragg

Alison Shimada

Average annual total returns (%) as of April 30, 20171

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFAAX)	7-31-2007	6.15	5.82	1.87	12.62	7.07	2.48	1.69	1.60
Class C (WFCAX)	7-31-2007	10.73	6.27	1.69	11.73	6.27	1.69	2.44	2.35
Administrator Class (WFADX)	7-30-2010	–	–	–	12.73	7.26	2.59	1.61	1.50
Institutional Class (WFPIX)	7-30-2010	–	–	–	12.98	7.44	2.71	1.36	1.25
MSCI AC Asia Pacific Index (Net)[4]	–	–	–	–	16.19	6.09	2.61	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to geographic risk and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Asia Pacific Fund	5

Ten largest holdings (%) as of April 30, 2017[5]
Alibaba Group Holding Limited ADR	3.34
China Construction Bank H Shares	2.61
Samsung Electronics Company Limited	2.37
Tencent Holdings Limited	2.28
Mitsubishi UFJ Financial Group Incorporated	2.10
Industrial & Commercial Bank of China Limited H Shares	1.70
Samsung Electronics Company Limited	1.61
Sony Corporation	1.59
Taiwan Semiconductor Manufacturing Company Limited	1.58
Mitsui Fudosan Company Limited	1.49

Country allocation as of April 30, 2017[6]

Sector distribution as of April 30, 2017[6]

[1]	Historical performance shown for the Class A shares prior to its inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the former Investor Class shares. If these expenses had not been included, returns for Class A shares would be higher. Historical performance shown for the Class C shares prior to its inception is based on the performance of the former Investor Class shares, and has been adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Administrator and Institutional Class shares prior to their inception reflects the performance of Class A shares, and includes the higher expenses applicable to Class A shares. If these expenses had not been included, returns for Administrator and Institutional Class shares would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through February 28, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	The Morgan Stanley Capital International (MSCI) All Country (AC) Asia Pacific Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of the developed and emerging markets in the Pacific region. The MSCI AC Asia Pacific Index (Net) consists of the following 12 developed and emerging markets countries: Australia, China, Hong Kong, Indonesia, Japan, Korea, Malaysia, New Zealand, the Philippines, Singapore, Taiwan, and Thailand. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Asia Pacific Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2016 to April 30, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11-1-2016	Ending account value 4-30-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,068.51	$8.21	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.86	$8.00	1.60%
Class C
Actual	$1,000.00	$1,063.58	$12.02	2.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.14	$11.73	2.35%
Administrator Class
Actual	$1,000.00	$1,068.45	$7.69	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.36	$7.50	1.50%
Institutional Class
Actual	$1,000.00	$1,069.94	$6.42	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.26	1.25%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—April 30, 2017 (unaudited)	Wells Fargo Asia Pacific Fund	7

Security name	Shares	Value

Common Stocks: 90.85%

Australia: 6.38%
Australia & New Zealand Banking Group Limited (Financials, Banks)	61,431	$1,506,945
BHP Billiton Limited (Materials, Metals & Mining)	59,774	1,061,678
Evolution Mining Limited (Materials, Metals & Mining)	435,071	746,039
Healthscope Limited (Health Care, Health Care Providers & Services)	385,900	638,606
Medibank Private Limited (Financials, Insurance)	306,927	668,796
MYOB Group Limited (Information Technology, Internet Software & Services)	256,900	677,131
Rio Tinto Limited (Materials, Metals & Mining)	38,513	1,743,001
Suncorp Group Limited (Financials, Insurance)	106,752	1,103,115
Woodside Petroleum Limited (Energy, Oil, Gas & Consumable Fuels)	43,439	1,046,723

		9,192,034

China: 23.59%
Alibaba Group Holding Limited ADR (Information Technology, Internet Software & Services) †	41,700	4,816,350
AviChina Industry & Technology Company Limited H Shares (Industrials, Aerospace & Defense)	2,137,000	1,425,885
Baidu Incorporated ADR (Information Technology, Internet Software & Services) †	3,941	710,286
Bank of China Limited H Shares (Financials, Banks)	1,424,000	690,182
Beijing Enterprises Water Group Limited (Utilities, Water Utilities)	1,608,000	1,232,097
China Communications Construction Company Limited H Shares (Industrials, Construction & Engineering)	406,000	558,499
China Construction Bank H Shares (Financials, Banks)	4,635,000	3,765,992
China Everbright International Limited (Industrials, Commercial Services & Supplies)	579,000	783,081
China Galaxy Securities Company Limited H Shares (Financials, Capital Markets)	1,071,500	978,054
China Life Insurance Company Limited H Shares (Financials, Insurance)	238,000	723,637
China Merchants Bank Company Limited H Shares (Financials, Banks)	344,000	893,351
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	124,500	1,327,695
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	1,140,000	923,332
China Resources Phoenix Healthcare Holdings Company Limited (Health Care, Health Care Providers & Services) «	565,000	725,647
Goodbaby International Holdings Limited (Consumer Discretionary, Leisure Products)	392,601	178,172
Huaneng Renewables Corporation Limited H Shares (Utilities, Independent Power & Renewable Electricity Producers)	4,424,000	1,547,022
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	3,754,000	2,451,718
PetroChina Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	2,150,000	1,514,717
Ping An Insurance (Group) Company of China Limited H Shares (Financials, Insurance)	187,500	1,055,815
Shanghai Electric Group Company Limited (Industrials, Electrical Equipment) †	1,354,000	638,848
Shanghai Fosun Pharmaceutical Company Limited H Shares (Health Care, Pharmaceuticals)	235,000	886,724
Tencent Holdings Limited (Information Technology, Internet Software & Services)	104,800	3,279,400
Vipshop Holdings Limited ADR (Consumer Discretionary, Internet & Direct Marketing Retail) †	54,500	755,915
Yum China Holdings Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure) †	40,200	1,371,624
Zijin Mining Group Company Limited H Shares (Materials, Metals & Mining)	2,104,000	743,860

		33,977,903

Hong Kong: 1.32%
China Overseas Land & Investment Limited (Real Estate, Real Estate Management & Development)	426,000	1,237,743
IMAX China Holding Incorporated (Consumer Discretionary, Media) 144A†	140,500	661,104

		1,898,847

India: 6.62%
Emami Limited (Consumer Staples, Personal Products)	47,169	775,946
Gateway Distriparks Limited (Industrials, Transportation Infrastructure)	115,448	478,267

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Asia Pacific Fund	Portfolio of investments—April 30, 2017 (unaudited)

Security name	Shares	Value

India (continued)
HDFC Bank Limited (Financials, Banks)	66,300	$1,593,859
Hindalco Industries Limited (Materials, Metals & Mining)	304,360	943,171
ICICI Bank Limited (Financials, Banks)	169,700	734,672
Indian Hotels Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	590,184	1,177,524
ITC Limited (Consumer Staples, Tobacco)	197,800	854,786
Larsen & Toubro Limited (Industrials, Construction & Engineering)	48,036	1,306,597
Maruti Suzuki India Limited (Consumer Discretionary, Automobiles)	9,700	983,850
Reliance Industries Limited (Energy, Oil, Gas & Consumable Fuels)	32,079	695,735

		9,544,407

Indonesia: 1.99%
PT Bank Rakyat Indonesia Tbk (Financials, Banks)	809,400	783,349
PT Cikarang Listrindo Tbk (Utilities, Independent Power & Renewable Electricity Producers)	6,279,300	607,720
PT Telekomunikasi Indonesia Persero Tbk (Telecommunication Services, Diversified Telecommunication Services)	2,451,200	803,642
PT Wijaya Karya Persero Tbk (Industrials, Construction & Engineering)	3,775,800	671,367

		2,866,078

Japan: 33.35%
FUJIFILM Holdings Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	19,400	719,440
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	316,000	1,743,634
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	23,000	666,840
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	52,300	709,375
J. Front Retailing Company Limited (Consumer Discretionary, Multiline Retail)	70,100	1,009,289
Japan Airlines Company Limited (Industrials, Airlines)	51,000	1,610,406
Japan Hotel REIT Investment Corporation (Real Estate, Equity REITs)	1,000	680,870
Japan Rental Housing Investment Incorporated (Real Estate, Equity REITs)	1,900	1,365,239
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	28,300	940,837
Kao Corporation (Consumer Staples, Personal Products)	13,500	744,544
Kose Corporation (Consumer Staples, Personal Products)	7,700	730,110
Kubota Corporation (Industrials, Machinery)	71,200	1,119,656
Kyushu Railway Company (Industrials, Road & Rail)	61,400	1,925,033
Macromill Incorporated (Information Technology, Internet Software & Services)	58,000	1,016,658
Matsumotokiyoshi Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	31,600	1,584,606
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	475,800	3,027,023
Mitsui Fudosan Company Limited (Real Estate, Real Estate Management & Development)	98,000	2,153,407
Nagoya Railroad Company Limited (Industrials, Road & Rail)	202,000	927,778
Nintendo Company Limited (Information Technology, Software)	3,300	830,218
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	18,900	808,559
NTT DOCOMO Incorporated (Telecommunication Services, Wireless Telecommunication Services)	62,000	1,495,008
Obayashi Corporation (Industrials, Construction & Engineering)	196,200	1,902,599
ORIX Corporation (Financials, Diversified Financial Services)	109,800	1,675,441
Otsuka Corporation (Information Technology, IT Services)	23,200	1,242,467
Panasonic Corporation (Consumer Discretionary, Household Durables)	139,700	1,667,377
Recruit Holdings Company Limited (Industrials, Professional Services)	18,700	944,436
Resona Holdings Incorporated (Financials, Banks)	295,600	1,643,533
Ryohin Keikaku Company Limited (Consumer Discretionary, Multiline Retail)	7,400	1,668,858
Sekisui House Limited (Consumer Discretionary, Household Durables)	115,400	1,914,620
Skylark Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	127,900	1,934,419
Sony Corporation (Consumer Discretionary, Household Durables)	67,800	2,286,254
Sumitomo Mitsui Trust Holdings Incorporated (Financials, Banks)	55,100	1,886,671

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2017 (unaudited)	Wells Fargo Asia Pacific Fund	9

Security name	Shares	Value

Japan (continued)
Suzuki Motor Corporation (Consumer Discretionary, Automobiles)	25,700	$1,072,495
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	12,700	687,549
Tsukui Corporation (Health Care, Health Care Providers & Services)	187,300	1,061,885
Yahoo! Japan Corporation (Information Technology, Internet Software & Services)	149,800	640,992

		48,038,126

Malaysia: 2.38%
Bursa Malaysia Bhd (Financials, Diversified Financial Services)	329,300	778,304
Genting Malaysia Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	585,300	791,456
IHH Healthcare Bhd (Health Care, Health Care Providers & Services)	770,000	1,096,199
Sime Darby Bhd (Industrials, Industrial Conglomerates)	353,200	759,124

		3,425,083

Philippines: 1.52%
GT Capital Holdings Incorporated (Financials, Diversified Financial Services)	42,605	1,074,398
Semirara Mining and Power Corporation (Energy, Oil, Gas & Consumable Fuels)	374,860	1,117,865

		2,192,263

Singapore: 0.46%
CapitaLand Mall Trust (Real Estate, Equity REITs)	472,700	666,513

South Korea: 6.03%
Hana Financial Group Incorporated (Financials, Banks)	41,335	1,423,967
KB Financial Group Incorporated (Financials, Banks)	31,701	1,395,747
Korea Electric Power Corporation (Utilities, Electric Utilities)	26,713	1,064,623
LG Chem Limited (Materials, Chemicals)	3,049	734,182
POSCO (Materials, Metals & Mining)	2,748	646,006
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	1,743	3,417,377

		8,681,902

Taiwan: 5.79%
Advanced Semiconductor Engineering Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	631,114	793,834
Chicony Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	410	1,082
Hon Hai Precision Industry Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	472,085	1,545,922
Siliconware Precision Industries Company (Information Technology, Semiconductors & Semiconductor Equipment)	493,000	799,036
Taiwan Paiho Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	228,000	759,471
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	354,000	2,282,092
Tung Thih Electronic Company Limited (Consumer Discretionary, Auto Components)	76,000	521,428
Uni-President Enterprises Corporation (Consumer Staples, Food Products)	413,000	762,457
United Microelectronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	2,180,000	870,671

		8,335,993

Thailand: 1.04%
Land & Houses PCL (Real Estate, Real Estate Management & Development)	2,679,400	797,855
Thai Beverage PCL (Consumer Staples, Beverages)	1,060,300	701,984

		1,499,839

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Asia Pacific Fund	Portfolio of investments—April 30, 2017 (unaudited)

Security name			Shares	Value

Vietnam: 0.38%
Masan Group Corporation (Consumer Staples, Food Products)			281,050	$549,285

Total Common Stocks (Cost $116,031,850)				130,868,273

		Expiration date
Participation Notes: 5.21%

China: 5.21%
HSBC Bank plc (Baoshan Iron & Steel Company Limited Class A) (Industrials, Machinery) †		2-19-2019	870,995	789,123
HSBC Bank plc (China International Travel Service Corporation Limited Class A) (Consumer Discretionary, Hotels, Restaurants & Leisure) †		12-23-2024	95,500	736,973
HSBC Bank plc (Han’s Laser Technology Industry Group Company Limited Class A) (Industrials, Machinery) †		3-18-2019	229,000	977,857
HSBC Bank plc (Hangzhou Hikvision Digital Technology Company Limited Class A) (Information Technology, Electronic Equipment, Instruments & Components) †		6-18-2018	286,000	1,518,573
HSBC Bank plc (Inner Mongolia Yili Industrial Group Company Limited Class A) (Consumer Staples, Food Products) †		9-25-2023	344,600	913,610
HSBC Bank plc (Midea Group Company Limited Class A) (Consumer Discretionary, Household Durables) †		5-8-2018	175,000	855,258
UBS AG (GoerTek Incorporated Class A) (Information Technology, Electronic Equipment, Instruments & Components) †		7-17-2026	331,400	835,790
UBS AG (Han’s Laser Technology Industry Group Company Limited Class A) (Industrials, Machinery) †		3-19-2018	203,912	870,728

Total Participation Notes (Cost $6,195,570)				7,497,912

	Dividend yield
Preferred Stocks: 1.61%

South Korea: 1.61%
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals) ±	1.94%		1,509	2,324,701

Total Preferred Stocks (Cost $1,045,900)				2,324,701

	Yield
Short-Term Investments: 2.10%

Investment Companies: 2.10%
Securities Lending Cash Investment LLC (l)(r)(u)	1.03		269,973	270,000
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.68		2,754,710	2,754,710

Total Short-Term Investments (Cost $3,024,710)				3,024,710

Total investments in securities (Cost $126,298,030) *	99.77%	143,715,596
Other assets and liabilities, net	0.23	331,149

Total net assets	100.00%	$144,046,745

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2017 (unaudited)	Wells Fargo Asia Pacific Fund	11

†	Non-income-earning security

«	All or a portion of this security is on loan.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $126,926,704 and unrealized gains (losses) consists of:

Gross unrealized gains	$19,701,880
Gross unrealized losses	(2,912,988)

Net unrealized gains	$16,788,892

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Asia Pacific Fund	Statement of assets and liabilities—April 30, 2017 (unaudited)

Assets
Investments
In unaffiliated securities (including $256,784 of securities loaned), at value (cost $123,273,320)	$140,690,886
In affiliated securities, at value (cost $3,024,710)	3,024,710

Total investments, at value (cost $126,298,030)	143,715,596
Foreign currency, at value (cost $717,575)	716,238
Receivable for investments sold	252,199
Receivable for Fund shares sold	7,919
Receivable for dividends	446,891
Receivable for securities lending income	461
Prepaid expenses and other assets	20,306

Total assets	145,159,610

Liabilities
Payable for investments purchased	397,379
Payable for Fund shares redeemed	218,720
Payable upon receipt of securities loaned	270,000
Management fee payable	110,210
Distribution fee payable	1,261
Administration fees payable	22,991
Accrued expenses and other liabilities	92,304

Total liabilities	1,112,865

Total net assets	$144,046,745

NET ASSETS CONSIST OF
Paid-in capital	$213,357,012
Overdistributed net investment income	(472,817)
Accumulated net realized losses on investments	(86,251,891)
Net unrealized gains on investments	17,414,441

Total net assets	$144,046,745

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$115,297,913
Shares outstanding – Class A1	9,031,829
Net asset value per share – Class A	$12.77
Maximum offering price per share – Class A2	$13.55
Net assets – Class C	$2,042,435
Shares outstanding – Class C1	168,350
Net asset value per share – Class C	$12.13
Net assets – Administrator Class	$4,545,929
Shares outstanding – Administrator Class[1]	362,291
Net asset value per share – Administrator Class	$12.55
Net assets – Institutional Class	$22,160,468
Shares outstanding – Institutional Class[1]	1,772,485
Net asset value per share – Institutional Class	$12.50

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended April 30, 2017 (unaudited)	Wells Fargo Asia Pacific Fund	13

Investment income
Dividends (net of foreign withholding taxes of $146,752)	$1,133,635
Securities lending income, net	21,764
Income from affiliated securities	5,812

Total investment income	1,161,211

Expenses
Management fee	697,478
Administration fees
Class A	119,977
Class C	2,153
Administrator Class	3,438
Institutional Class	11,630
Shareholder servicing fees
Class A	142,830
Class C	2,563
Administrator Class	6,611
Distribution fee
Class C	7,690
Custody and accounting fees	32,290
Professional fees	36,305
Registration fees	35,351
Shareholder report expenses	10,259
Trustees’ fees and expenses	12,569
Other fees and expenses	15,854

Total expenses	1,136,998
Less: Fee waivers and/or expense reimbursements	(47,299)

Net expenses	1,089,699

Net investment income	71,512

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(893,649)
Affiliated securities	59

Net realized losses on investments	(893,590)

Net change in unrealized gains (losses) on:
Unaffiliated securities	10,090,801
Affiiliated securities	(59)

Net change in unrealized gains (losses) on investments	10,090,742

Net realized and unrealized gains (losses) on investments	9,197,152

Net increase in net assets resulting from operations	$9,268,664

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Asia Pacific Fund	Statement of changes in net assets

	Six months ended April 30, 2017 (unaudited)		Year ended October 31, 2016

Operations
Net investment income		$71,512		$1,443,500
Net realized losses on investments		(893,590)		(3,319,116)
Net change in unrealized gains (losses) on investments		10,090,742		5,861,420

Net increase in net assets resulting from operations		9,268,664		3,985,804

Distributions to shareholders from
Net investment income
Class A		(1,463,867)		(2,403,259)
Class C		(6,107)		(44,466)
Administrator Class		(50,069)		(274,359)
Institutional Class		(295,073)		(250,376)

Total distributions to shareholders		(1,815,116)		(2,972,460)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	449,173	5,474,963	1,604,531	18,556,341
Class C	4,591	54,262	13,686	149,151
Administrator Class	40,860	481,843	70,112	783,199
Institutional Class	1,049,276	12,210,422	334,375	3,796,409

		18,221,490		23,285,100

Reinvestment of distributions
Class A	124,042	1,419,041	203,382	2,336,858
Class C	449	4,899	3,274	35,719
Administrator Class	4,266	47,951	24,161	272,051
Institutional Class	25,127	281,166	20,214	227,203

		1,753,057		2,871,831

Payment for shares redeemed
Class A	(1,457,709)	(17,686,187)	(3,431,646)	(39,403,961)
Class C	(31,015)	(354,378)	(132,110)	(1,420,868)
Administrator Class	(638,580)	(7,321,928)	(337,011)	(3,756,219)
Institutional Class	(162,723)	(1,943,367)	(434,461)	(4,818,709)

		(27,305,860)		(49,399,757)

Net decrease in net assets resulting from capital share transactions		(7,331,313)		(23,242,826)

Total increase (decrease) in net assets		122,235		(22,229,482)

Net assets
Beginning of period		143,924,510		166,153,992

End of period		$144,046,745		$143,924,510

Undistributed (overdistributed) net investment income		$(472,817)		$1,270,787

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Asia Pacific Fund	15

(For a share outstanding throughout each period)

	Six months ended April 30, 2017 (unaudited)	Year ended October 31
CLASS A		2016	2015	2014	2013	2012
Net asset value, beginning of period	$12.11	$11.92	$12.18	$11.72	$10.19	$9.30
Net investment income	0.00 [1]	0.11 [2]	0.04 [2]	0.09 [2]	0.12 [2]	0.10 [2]
Net realized and unrealized gains (losses) on investments	0.81	0.29	(0.16)	0.67	1.79	0.79

Total from investment operations	0.81	0.40	(0.12)	0.76	1.91	0.89
Distributions to shareholders from
Net investment income	(0.15)	(0.21)	(0.14)	(0.30)	(0.38)	0.00
Net asset value, end of period	$12.77	$12.11	$11.92	$12.18	$11.72	$10.19
Total return[3]	6.85%	3.47%	(0.95)%	6.61%	19.24%	9.57%
Ratios to average net assets (annualized)
Gross expenses	1.66%	1.69%	1.72%	1.71%	1.79%	1.86%
Net expenses	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
Net investment income	0.05%	0.97%	0.34%	0.80%	1.08%	1.04%
Supplemental data
Portfolio turnover rate	56%	52%	113%	113%	187%	163%
Net assets, end of period (000s omitted)	$115,298	$120,108	$137,578	$6,755	$8,720	$5,699

[1]	Amount is less than $0.005.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Asia Pacific Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2017 (unaudited)	Year ended October 31
CLASS C		2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.44	$11.29	$11.57	$11.15	$9.73	$8.98
Net investment income (loss)	(0.04)[1]	0.02 [1]	(0.00)[1,2]	0.01 [1]	0.05	0.09 [1]
Net realized and unrealized gains (losses) on investments	0.76	0.28	(0.20)	0.63	1.69	0.69

Total from investment operations	0.72	0.30	(0.20)	0.64	1.74	0.78
Distributions to shareholders from
Net investment income	(0.03)	(0.15)	(0.08)	(0.22)	(0.32)	(0.03)
Net asset value, end of period	$12.13	$11.44	$11.29	$11.57	$11.15	$9.73
Total return[3]	6.36%	2.75%	(1.71)%	5.76%	18.44%	8.78%
Ratios to average net assets (annualized)
Gross expenses	2.41%	2.44%	2.46%	2.46%	2.54%	2.62%
Net expenses	2.35%	2.35%	2.35%	2.35%	2.35%	2.35%
Net investment income (loss)	(0.71)%	0.14%	(0.01)%	0.12%	0.37%	0.92%
Supplemental data
Portfolio turnover rate	56%	52%	113%	113%	187%	163%
Net assets, end of period (000s omitted)	$2,042	$2,223	$3,495	$2,427	$1,980	$1,673

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Asia Pacific Fund	17

(For a share outstanding throughout each period)

	Six months ended April 30, 2017 (unaudited)	Year ended October 31
ADMINISTRATOR CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.88	$11.72	$11.99	$11.54	$10.04	$9.29
Net investment income	0.00 [1,2]	0.12	0.11 [1]	0.12 [1]	0.14 [1]	0.17
Net realized and unrealized gains (losses) on investments	0.80	0.29	(0.21)	0.65	1.77	0.71

Total from investment operations	0.80	0.41	(0.10)	0.77	1.91	0.88
Distributions to shareholders from
Net investment income	(0.13)	(0.25)	(0.17)	(0.32)	(0.41)	(0.13)
Net asset value, end of period	$12.55	$11.88	$11.72	$11.99	$11.54	$10.04
Total return[3]	6.84%	3.60%	(0.83)%	6.86%	19.57%	9.66%
Ratios to average net assets (annualized)
Gross expenses	1.58%	1.61%	1.56%	1.52%	1.61%	1.67%
Net expenses	1.50%	1.47%	1.40%	1.40%	1.40%	1.40%
Net investment income	0.02%	1.07%	0.87%	1.04%	1.26%	1.74%
Supplemental data
Portfolio turnover rate	56%	52%	113%	113%	187%	163%
Net assets, end of period (000s omitted)	$4,546	$11,357	$14,048	$13,956	$12,577	$12,860

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Asia Pacific Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2017 (unaudited)	Year ended October 31
INSTITUTIONAL CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.89	$11.73	$12.00	$11.55	$10.05	$9.30
Net investment income	0.08	0.13	0.15 [1]	0.14 [1]	0.18 [1]	0.18
Net realized and unrealized gains (losses) on investments	0.73	0.30	(0.23)	0.65	1.74	0.71

Total from investment operations	0.81	0.43	(0.08)	0.79	1.92	0.89
Distributions to shareholders from
Net investment income	(0.20)	(0.27)	(0.19)	(0.34)	(0.42)	(0.14)
Net asset value, end of period	$12.50	$11.89	$11.73	$12.00	$11.55	$10.05
Total return[2]	6.99%	3.83%	(0.65)%	6.99%	19.70%	9.90%
Ratios to average net assets (annualized)
Gross expenses	1.34%	1.36%	1.36%	1.27%	1.33%	1.42%
Net expenses	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income	0.53%	1.28%	1.27%	1.15%	1.62%	1.86%
Supplemental data
Portfolio turnover rate	56%	52%	113%	113%	187%	163%
Net assets, end of period (000s omitted)	$22,160	$10,237	$11,034	$502	$129	$12

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Asia Pacific Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Asia Pacific Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2017, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

20	Wells Fargo Asia Pacific Fund	Notes to financial statements (unaudited)

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Participation notes

The Fund may invest in participation notes to gain exposure to securities in certain foreign markets. Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying foreign security. Participation notes involve transaction costs, which may be higher than those applicable to the underlying foreign security. The holder of the participation note is entitled to receive from the bank or broker-dealer, an amount equal to the dividend paid by the issuer of the underlying foreign security; however, the holder is not entitled to the same rights (i.e. dividends, voting rights) as an owner of the underlying foreign security. Investments in participation notes involve risks beyond those normally associated with a direct investment in an underlying security. The Fund has no rights against the issuer of the underlying foreign security and participation notes expose the Fund to counterparty risk in the event the counterparty does not perform. There is also no assurance there will be a secondary trading market for the participation note or that the trading price of the participation note will equal the underlying value of the foreign security that it seeks to replicate.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The

Notes to financial statements (unaudited)	Wells Fargo Asia Pacific Fund	21

Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Capital loss carryforwards that do not expire are required to be utilized prior to capital loss carryforwards that expire. As of October 31, 2016, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

	No expiration
2017	Short-term	Long-term
$80,817,204	$463,465	$3,353,112

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

22	Wells Fargo Asia Pacific Fund	Notes to financial statements (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Australia	$9,192,034	$0	$0	$9,192,034
China	33,977,903	0	0	33,977,903
Hong Kong	1,898,847	0	0	1,898,847
India	9,544,407	0	0	9,544,407
Indonesia	2,866,078	0	0	2,866,078
Japan	48,038,126	0	0	48,038,126
Malaysia	3,425,083	0	0	3,425,083
Philippines	2,192,263	0	0	2,192,263
Singapore	666,513	0	0	666,513
South Korea	8,681,902	0	0	8,681,902
Taiwan	8,335,993	0	0	8,335,993
Thailand	1,499,839	0	0	1,499,839
Vietnam	549,285	0	0	549,285

Participation notes
China	0	7,497,912	0	7,497,912

Preferred stocks
South Korea	2,324,701	0	0	2,324,701

Short-term investments
Investment companies	2,754,710	0	0	2,754,710
Investments measured at net asset value*				270,000
Total assets	$135,947,684	$7,497,912	$0	$143,715,596

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $270,000 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 1.00% and declining to 0.83% as the average daily net assets of the Fund increase. For the six months ended April 30, 2017, the management fee was equivalent to an annual rate of 1.00% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.65% and declining to 0.45% as the average daily net assets of the Fund increase.

Notes to financial statements (unaudited)	Wells Fargo Asia Pacific Fund	23

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.21%
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through February 28, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.60% for Class A shares, 2.35% for Class C shares, 1.50% for Administrator Class shares, and 1.25% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

During the six months ended April 30, 2017, State Street Bank and Trust Company, the Fund’s custodian, reimbursed the Fund $162 for certain out-of-pocket expenses that were billed to the Fund in error from 1998-2015. This amount is included in dividend income on the Statement of Operations. In addition, Funds Management was also reimbursed $14,925 for waivers/reimbursements it made to the Fund during the period the Fund was erroneously billed.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended April 30, 2017, Funds Distributor received $26 from the sale of Class A shares and $12 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2017 were $78,299,405 and $87,932,660, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo affiliates pursuant to Rule 17a-7 of the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended April 30, 2017, there were no borrowings by the Fund under the agreement.

24	Wells Fargo Asia Pacific Fund	Notes to financial statements (unaudited)

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of geographic regions. A fund that invest a substantial portion of their assets in any geographic region may be more affected by changes in that geographic region than would be a fund whose investments are not heavily weighted in any geographic region.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, FASB issued Accounting Standards Update (“ASU”) No. 2016-19, Technical Corrections and Improvements. ASU 2016-19 includes an amendment to FASB ASC Topic 820, Fair Value Measurement which clarifies the difference between a valuation approach and a valuation technique. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. The disclosure requirements are effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2016. Management is currently evaluating the potential impact of this new guidance to the financial statements.

10. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

Other information (unaudited)	Wells Fargo Asia Pacific Fund	25

TAX INFORMATION

Pursuant to Section 853 of the Internal Revenue Code, the following amounts were designated as foreign taxes paid for the fiscal year ended October 31, 2016. These amounts may be less than the actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. None of the income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Creditable foreign taxes paid	Per share amount	Foreign income as % of ordinary income distributions
$402,150	$0.0337	91.17%

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Asia Pacific Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 138 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Asia Pacific Fund	27

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996; Vice Chairman, since 2017	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 69 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

28	Wells Fargo Asia Pacific Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

303212 06-17 SA236/SAR236 04-17

Semi-Annual Report

April 30, 2017

Wells Fargo Diversified International Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of April 30, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Diversified International Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Despite heightened market volatility at times, in general, global stocks delivered double-digit returns while bond markets were hurt by a rise in interest rates during the latter part of 2016.

Dear Shareholder:

As the new president of Wells Fargo Funds, now that Karla Rabusch is retiring from that position after nearly 14 years, I am pleased to offer you this semi-annual report for the Wells Fargo Diversified International Fund for the six-month period that ended April 30, 2017. Despite heightened market volatility at times, in general, global stocks delivered double-digit returns while bond markets were hurt by a rise in interest rates during the latter part of 2016. U.S. and international stocks returned 13.31% and 10.37% for the six-month period, respectively, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -0.67%.

During the last two months of 2016, prospects for faster growth and higher interest rates in the U.S. influenced markets.

Following Donald Trump’s election as president in early November, U.S. stocks began to rally. Investors appeared optimistic that the new administration would usher in a series of progrowth policies, and supportive economic news helped the rally carry through the end of 2016. The buoyant environment sent interest rates higher as well. At its mid-December meeting, Fed officials raised their short-term target interest rate for the first time in a year by a quarter percentage point to between 0.50% and 0.75%. Outside of the U.S., the prospects for faster U.S. growth appeared to trigger some acceleration in Europe. The improvement may be partly attributable to expectations for further strengthening of the U.S. dollar, which in turn could improve demand for European goods in the U.S. due to weakening of the euro relative to the dollar. Rising inflation across the eurozone and Japan caused an upward shift in yield curves in those areas, although developed-country bond yields remained significantly lower than U.S. Treasury yields.

Globally, stocks delivered positive results and economies showed improvement in the first four months of 2017.

Stocks rallied globally, supported by signs of improvement in the U.S. and global economies. In the U.S., hiring remained strong and business and consumer sentiment improved. Meanwhile, inflation inched up. In March, Fed officials raised their short-term target interest rate by a quarter percentage point to between 0.75% and 1.00%. With the Fed’s target-rate increase, short-term bond yields rose. Longer-term Treasury yields were little changed, however, leading to positive performance. Investment-grade corporate bonds and high-yield bonds benefited from strong demand. Municipal bond returns were also positive during the first four months of 2017, helped by strong demand and constrained new-issue supply. Outside the U.S., stocks in emerging markets benefited from both global economic growth and recent weakening in the U.S. dollar. European stocks also advanced as political risk declined. In the first round of the French presidential elections, Emmanuel Macron, a pro-EU candidate, garnered the most votes. Non-U.S. bonds also benefited from a decline in perceived risk, with credit spreads continuing to narrow.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Diversified International Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Diversified International Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadvisers

Artisan Partners Limited Partnership

LSV Asset Management

Wells Capital Management Incorporated

Portfolio managers

Josef Lakonishok, Ph.D.

Venkateshwar Lal*

Puneet Mansharamani, CFA®

Menno Vermeulen, CFA®

Dale A. Winner, CFA®

Mark L. Yockey, CFA®

Average annual total returns (%) as of April 30, 20171

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SILAX)	9-24-1997	4.88	4.94	(0.17)	11.24	6.19	0.42	1.75	1.36
Class C (WFECX)	4-1-1998	9.43	5.40	(0.31)	10.43	5.40	(0.31)	2.50	2.11
Class R (WDIHX)	9-30-2015	–	–	–	11.06	5.97	0.24	2.00	1.61
Class R6 (WDIRX)	9-30-2015	–	–	–	11.83	6.46	0.66	1.32	0.90
Administrator Class (WFIEX)	11-8-1999	–	–	–	11.36	6.34	0.60	1.67	1.26
Institutional Class (WFISX)	8-31-2006	–	–	–	11.60	6.52	0.80	1.42	1.00
MSCI EAFE Index (Net)[4]	–	–	–	–	11.29	6.78	0.87	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Diversified International Fund	5

Ten largest holdings (%) as of April 30, 2017[5]
Allianz AG	1.60
Deutsche Boerse AG	1.40
Nomura Holdings Incorporated	1.39
ING Groep NV	1.39
Linde AG	1.37
Bayer AG	1.29
Zurich Insurance Group AG	1.26
DNB ASA	1.22
Metro AG	1.22
SK Telecom Company Limited	1.21

Sector distribution as of April 30, 2017[6]

Country allocation as of April 30, 2017[6]

*	Mr. Lal became a portfolio manager of the Fund on June 30, 2017.

[1]	Historical performance shown for the Class R shares prior to their inception reflects the performance of the Administrator Class shares, adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns for Class R6 shares would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The manager has contractually committed through February 28, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 1.35% for Class A, 2.10% for Class C, 1.60% for Class R, 0.89% for Class R6, 1.25% for Administrator Class, and 0.99% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	The Morgan Stanley Capital International (MSCI) Europe, Australasia, and Far East (EAFE) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. The MSCI EAFE Index (Net) consists of the following 21 developed markets country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Diversified International Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2016 to April 30, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11-1-2016	Ending account value 4-30-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,108.42	$7.06	1.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$6.76	1.35%
Class C
Actual	$1,000.00	$1,105.39	$10.96	2.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.38	$10.49	2.10%
Class R
Actual	$1,000.00	$1,107.66	$8.36	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.86	$8.00	1.60%
Class R6
Actual	$1,000.00	$1,112.33	$4.66	0.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.38	$4.46	0.89%
Administrator Class
Actual	$1,000.00	$1,109.69	$6.54	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.26	1.25%
Institutional Class
Actual	$1,000.00	$1,110.72	$5.18	0.99%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.89	$4.96	0.99%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—April 30, 2017 (unaudited)	Wells Fargo Diversified International Fund	7

Security name	Shares	Value

Common Stocks: 93.07%

Australia: 1.76%
Arrium Limited (Materials, Metals & Mining) †(a)(i)	397,400	$0
Asaleo Care Limited (Consumer Staples, Personal Products)	114,700	154,168
Automotive Holdings Group Limited (Consumer Discretionary, Specialty Retail)	29,300	81,836
Bendigo Bank Limited (Financials, Banks)	26,100	240,778
CSR Limited (Materials, Construction Materials)	59,900	219,780
Downer EDI Limited (Industrials, Commercial Services & Supplies)	42,300	186,245
Lendlease Corporation Limited (Real Estate, Real Estate Management & Development)	24,500	294,080
Metcash Limited (Consumer Staples, Food & Staples Retailing) †	28,500	45,883
Mineral Resources Limited (Materials, Metals & Mining)	14,900	119,270
Qantas Airways Limited (Industrials, Airlines)	59,300	188,272
Seven Group Holdings Limited (Industrials, Trading Companies & Distributors)	8,000	66,434
Westpac Banking Corporation (Financials, Banks)	17,571	461,290

		2,058,036

Austria: 0.36%
OMV AG (Energy, Oil, Gas & Consumable Fuels)	5,300	244,066
Voestalpine AG (Materials, Metals & Mining)	4,300	179,654

		423,720

Belgium: 0.15%
Telenet Group Holding NV (Consumer Discretionary, Media) †	2,859	173,654

Brazil: 1.59%
Ambev SA ADR (Consumer Staples, Beverages)	25,441	145,777
Banco do Brasil SA (Financials, Banks)	19,000	196,642
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	5,300	60,112
Cosan Limited Class A (Energy, Oil, Gas & Consumable Fuels)	105,779	813,441
JBS SA (Consumer Staples, Food Products)	198,300	641,622

		1,857,594

Canada: 2.33%
Canadian Pacific Railway Limited (Industrials, Road & Rail)	8,692	1,332,049
Lundin Mining Corporation (Materials, Metals & Mining)	156,208	833,079
Magna International Incorporated (Consumer Discretionary, Auto Components)	9,100	380,119
Rogers Communications Incorporated Class B (Telecommunication Services, Wireless Telecommunication Services)	601	27,557
WestJet Airlines Limited (Industrials, Airlines)	9,200	152,182

		2,724,986

China: 4.23%
Alibaba Group Holding Limited ADR (Information Technology, Internet Software & Services) †	10,587	1,222,799
China Communications Services Corporation Limited H Shares (Telecommunication Services, Diversified Telecommunication Services)	220,000	125,297
China Everbright Limited (Financials, Capital Markets)	190,000	434,797
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	106,500	1,135,739
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	218,000	176,567
China Railway Construction Corporation Limited H Shares (Industrials, Construction & Engineering)	141,500	197,924
Dongfeng Motor Group Company Limited H Shares (Consumer Discretionary, Automobiles)	106,000	111,474

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Diversified International Fund	Portfolio of investments—April 30, 2017 (unaudited)

Security name	Shares	Value

China (continued)
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	181,000	$118,210
PICC Property & Casualty Company Limited H Shares (Financials, Insurance)	69,000	111,062
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)	272,000	720,358
Shenzhen International Holdings Limited H Shares (Industrials, Transportation Infrastructure)	49,500	83,111
Tencent Holdings Limited (Information Technology, Internet Software & Services)	4,300	134,556
Xinyi Solar Holdings Limited (Information Technology, Semiconductors & Semiconductor Equipment)	562,000	175,572
Xtep International Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	334,050	133,133
Yantai Changyu Pioneer Wine Company Limited Class B (Consumer Staples, Beverages)	23,400	57,520

		4,938,119

Czech Republic: 0.07%
CEZ AS (Utilities, Electric Utilities)	4,900	85,522

Denmark: 0.85%
Danske Bank AS (Financials, Banks)	9,300	337,773
ISS AS (Industrials, Commercial Services & Supplies)	3,856	159,927
Novo Nordisk AS Class B (Health Care, Pharmaceuticals)	8,910	346,705
Sydbank AS (Financials, Banks)	4,000	145,513

		989,918

Finland: 0.09%
Tieto Oyj (Information Technology, IT Services)	3,500	109,840

France: 6.12%
Arkema SA (Materials, Chemicals)	910	96,361
Atos Origin SA (Information Technology, IT Services)	2,400	314,503
AXA SA (Financials, Insurance) «	34,802	929,170
BNP Paribas SA (Financials, Banks)	4,936	348,308
Compagnie Generale des Establissements Michelin (Consumer Discretionary, Auto Components)	2,200	287,455
Compagnie de Saint-Gobain SA (Industrials, Building Products)	22,254	1,201,155
Credit Agricole SA (Financials, Banks)	13,900	206,678
Eiffage SA (Industrials, Construction & Engineering)	2,300	194,819
Electricite de France SA (Utilities, Electric Utilities)	9,000	75,155
Engie SA (Utilities, Multi-Utilities)	13,300	187,616
Orange SA (Telecommunication Services, Diversified Telecommunication Services)	14,100	218,100
Renault SA (Consumer Discretionary, Automobiles)	3,100	289,090
Sanofi SA (Health Care, Pharmaceuticals)	8,600	811,361
Schneider Electric SE (Industrials, Electrical Equipment)	4,978	393,134
SCOR SE (Financials, Insurance)	7,700	304,638
Societe Generale SA (Financials, Banks)	3,700	202,367
Total SA (Energy, Oil, Gas & Consumable Fuels)	7,000	359,676
Vallourec SA (Energy, Energy Equipment & Services) †«	23,177	148,501
Zodiac Aerospace SA (Industrials, Aerospace & Defense)	23,842	578,895

		7,146,982

Germany: 14.17%
Allianz AG (Financials, Insurance)	9,835	1,872,674
Aurubis AG (Materials, Metals & Mining)	2,300	160,796
BASF SE (Materials, Chemicals)	2,900	282,601
Bayer AG (Health Care, Pharmaceuticals)	12,177	1,506,836

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2017 (unaudited)	Wells Fargo Diversified International Fund	9

Security name	Shares	Value

Germany (continued)
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	2,200	$210,050
Beiersdorf AG (Consumer Staples, Personal Products)	7,066	703,043
Celesio AG (Health Care, Health Care Providers & Services)	5,300	149,413
Daimler AG (Consumer Discretionary, Automobiles)	5,300	394,893
Deutsche Bank AG (Financials, Capital Markets)	13,649	245,766
Deutsche Boerse AG (Financials, Diversified Financial Services)	16,703	1,634,782
Deutsche Post AG (Industrials, Air Freight & Logistics)	26,101	938,250
Hannover Rueck SE (Financials, Insurance)	1,200	143,918
Linde AG (Materials, Chemicals)	8,922	1,603,105
Metro AG (Consumer Staples, Food & Staples Retailing)	43,170	1,420,627
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	5,568	1,067,176
Rheinmetall AG (Industrials, Industrial Conglomerates)	7,868	722,074
SAP SE (Information Technology, Software)	9,309	933,617
Siemens AG (Industrials, Industrial Conglomerates)	6,080	871,580
Stada Arzneimittel AG (Health Care, Pharmaceuticals)	1,500	106,256
Uniper SE (Utilities, Independent Power & Renewable Electricity Producers)	810	13,297
Volkswagen AG (Consumer Discretionary, Automobiles)	1,600	257,859
Vonovia SE (Real Estate, Real Estate Management & Development)	12,979	469,877
Wirecard AG (Information Technology, IT Services) «	14,122	833,917

		16,542,407

Hong Kong: 2.24%
AIA Group Limited (Financials, Insurance)	144,800	1,002,459
China Resources Cement Holdings Limited (Materials, Construction Materials)	168,000	92,009
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	109,500	132,047
Skyworth Digital Holdings Limited (Consumer Discretionary, Household Durables)	320,000	185,952
Wheelock & Company Limited (Real Estate, Real Estate Management & Development)	22,000	171,540
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	972,000	862,239
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	42,000	166,038

		2,612,284

Hungary: 0.07%
Richter Gedeon (Health Care, Pharmaceuticals)	3,500	84,750

Indonesia: 0.13%
PT Bank Rakyat Indonesia Tbk (Financials, Banks)	157,400	152,334

Ireland: 1.49%
Allegion plc (Industrials, Building Products)	2,964	233,089
C&C Group plc (Consumer Staples, Beverages)	18,600	76,728
Medtronic plc (Health Care, Health Care Equipment & Supplies)	14,388	1,195,499
Smurfit Kappa Group plc (Materials, Containers & Packaging)	8,800	235,716

		1,741,032

Israel: 0.30%
Bank Hapoalim Limited (Financials, Banks)	38,000	237,225
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	3,400	107,488

		344,713

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Diversified International Fund	Portfolio of investments—April 30, 2017 (unaudited)

Security name	Shares	Value

Italy: 3.32%
A2A SpA (Utilities, Multi-Utilities)	104,600	$155,529
Assicurazioni Generali SpA (Financials, Insurance)	37,000	585,618
Atlantia SpA (Industrials, Transportation Infrastructure)	13,617	345,312
Enel SpA (Utilities, Electric Utilities)	80,400	382,198
Eni SpA (Energy, Oil, Gas & Consumable Fuels)	70,606	1,097,521
Intesa Sanpaolo SpA (Financials, Banks)	203,532	592,845
Mediobanca SpA (Financials, Banks)	23,400	224,946
Prysmian SpA (Industrials, Electrical Equipment)	10,564	305,060
UniCredit SpA (Financials, Banks)	11,554	188,031

		3,877,060

Japan: 14.40%
Adeka Corporation (Materials, Chemicals)	13,000	191,837
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	3,300	161,337
Aoyama Trading Company Limited (Consumer Discretionary, Specialty Retail)	1,800	64,266
Astellas Pharma Incorporated (Health Care, Pharmaceuticals)	17,100	225,188
Bridgestone Corporation (Consumer Discretionary, Auto Components)	6,600	275,190
CALBEE Incorporated (Consumer Staples, Food Products)	9,100	317,551
Central Glass Company Limited (Industrials, Building Products)	34,000	147,011
Coca-Cola Bottlers Japan Incorporated (Consumer Staples, Beverages)	50	1,487
Daikyo Incorporated (Real Estate, Real Estate Management & Development)	73,500	152,967
Daiwa Securities Group Incorporated (Financials, Capital Markets)	171,000	1,038,962
DCM Holdings Company Limited (Consumer Discretionary, Specialty Retail)	14,100	122,818
Denka Company Limited (Materials, Chemicals)	50,000	257,457
DIC Incorporated (Materials, Chemicals)	5,300	188,513
Eizo Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	7,300	241,314
Fuji Oil Company Limited (Consumer Staples, Food Products)	8,800	206,274
Fujikura Limited (Industrials, Electrical Equipment)	25,000	187,710
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	156,000	860,781
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	19,897	269,874
Itochu Corporation (Industrials, Trading Companies & Distributors)	14,600	206,410
Japan Airlines Company Limited (Industrials, Airlines)	6,300	198,933
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	34,420	1,144,297
Kaken Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	3,000	177,887
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	18,500	490,484
Kyorin Company Limited (Health Care, Pharmaceuticals)	7,900	165,264
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	11,000	202,682
Marubeni Corporation (Industrials, Trading Companies & Distributors)	36,300	223,515
Matsumotokiyoshi Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	3,000	150,437
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	6,100	130,345
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	184,500	1,173,782
Mitsui Fudosan Company Limited (Real Estate, Real Estate Management & Development)	17,000	373,550
Mizuho Financial Group Incorporated (Financials, Banks)	171,600	313,413
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	22,000	941,180
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	32,200	305,752
Nisshinbo Holdings Incorporated (Industrials, Industrial Conglomerates)	12,400	126,697
Nomura Holdings Incorporated (Financials, Capital Markets)	270,700	1,624,565
NTT DOCOMO Incorporated (Telecommunication Services, Wireless Telecommunication Services)	43,103	1,039,344
ORIX Corporation (Financials, Diversified Financial Services)	16,500	251,774

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2017 (unaudited)	Wells Fargo Diversified International Fund	11

Security name	Shares	Value

Japan (continued)
Resona Holdings Incorporated (Financials, Banks)	75,000	$416,999
S Foods Incorporated (Consumer Staples, Food Products) «	7,500	233,797
Sankyu Incorporated (Industrials, Road & Rail)	28,000	178,085
Sawai Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	2,100	114,725
SEINO Holdings Company Limited (Industrials, Road & Rail)	3,000	34,743
Sojitz Corporation (Industrials, Trading Companies & Distributors)	77,400	196,494
Sumitomo Heavy Industries Limited (Industrials, Machinery)	30,000	209,105
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	8,000	295,959
Sumitomo Osaka Cement Company (Materials, Construction Materials)	37,600	163,251
Toho Holdings Company Limited (Health Care, Health Care Providers & Services)	6,200	134,595
Toyo Ink SC Holding Company Limited (Materials, Chemicals)	36,800	180,905
Toyo Tire & Rubber Company Limited (Consumer Discretionary, Auto Components)	5,900	103,525
UBE Industries Limited (Materials, Chemicals)	79,000	183,548
Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	10,500	205,808

		16,802,387

Luxembourg: 0.29%
RTL Group SA (Consumer Discretionary, Media)	1,649	127,804
Tenaris SA ADR (Energy, Energy Equipment & Services)	6,671	208,335

		336,139

Malaysia: 1.06%
Bumiputra Commerce Holdings Bhd (Financials, Banks)	931,662	1,231,914

Mexico: 0.11%
Wal-Mart de Mexico SAB de CV (Consumer Staples, Food & Staples Retailing)	56,200	126,579

Netherlands: 4.79%
Aegon NV (Financials, Insurance)	23,200	118,247
Akzo Nobel NV (Materials, Chemicals)	4,470	390,897
ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment)	3,610	477,193
Heineken NV (Consumer Staples, Beverages)	1,566	139,623
ING Groep NV (Financials, Banks)	99,655	1,622,342
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	7,700	159,532
Koninklijke Philips NV (Industrials, Industrial Conglomerates) «	40,531	1,404,964
NN Group NV (Financials, Insurance)	31,079	1,030,526
Unilever NV (Consumer Staples, Personal Products)	3,638	190,792
X5 Retail Group NV GDR (Consumer Staples, Food & Staples Retailing) †	1,700	59,925

		5,594,041

Norway: 1.73%
DNB Nor ASA (Financials, Banks) «	90,997	1,421,232
Frontline Limited (Energy, Oil, Gas & Consumable Fuels) «	17,543	116,872
Marine Harvest ASA (Consumer Staples, Food Products)	22,503	374,263
Yara International ASA (Materials, Chemicals)	2,900	107,813

		2,020,180

Poland: 0.07%
Asseco Poland SA (Information Technology, Software)	5,900	83,043

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Diversified International Fund	Portfolio of investments—April 30, 2017 (unaudited)

Security name	Shares	Value

Russia: 1.18%
Gazprom Neft ADR (Energy, Oil, Gas & Consumable Fuels)	10,500	$184,800
LUKOIL OAO ADR (Energy, Oil, Gas & Consumable Fuels)	4,200	208,110
MMC Norilsk Nickel PJSC ADR (Materials, Metals & Mining)	14,629	225,067
Mobile TeleSystems PJSC ADR (Telecommunication Services, Wireless Telecommunication Services)	73,194	755,362

		1,373,339

Singapore: 0.35%
DBS Group Holdings Limited (Financials, Banks)	17,000	235,444
United Overseas Bank Limited (Financials, Banks)	10,700	166,954

		402,398

South Africa: 0.73%
Barclays Africa Group Limited (Financials, Banks)	12,600	138,599
Imperial Holdings Limited (Consumer Discretionary, Distributors)	5,700	72,079
Omnia Holdings Limited (Materials, Chemicals)	7,600	90,555
Sasol Limited (Materials, Chemicals)	17,799	546,074

		847,307

South Korea: 3.47%
BNK Financial Group Incorporated (Financials, Banks)	1,018	8,553
Hana Financial Group Incorporated (Financials, Banks)	31,075	1,070,516
Industrial Bank of Korea (Financials, Banks)	16,600	182,353
KT&G Corporation (Consumer Staples, Tobacco)	2,300	205,159
Kwangju Bank (Financials, Banks)	1,044	10,826
LG Household & Health Care Limited (Consumer Staples, Personal Products)	146	111,113
Orion Corporation (Consumer Staples, Food Products)	3	1,782
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	321	629,362
Samsung Electronics Company Limited GDR (Information Technology, Technology Hardware, Storage & Peripherals) 144A	246	241,326
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	6,707	1,411,659
Woori Bank (Financials, Banks)	13,760	180,782

		4,053,431

Spain: 1.19%
Banco Santander Central Hispano SA (Financials, Banks)	29,500	192,388
Distribuidora Internacional SA (Consumer Staples, Food & Staples Retailing)	33,900	201,807
Gas Natural SDG SA (Utilities, Gas Utilities)	9,100	205,786
Grifols SA (Health Care, Biotechnology)	10,307	276,812
Grifols SA ADR (Health Care, Biotechnology)	17,720	384,701
International Consolidated Airlines Group SA (Industrials, Airlines)	17,900	129,831

		1,391,325

Sweden: 0.55%
Boliden AB (Materials, Metals & Mining) «	6,700	191,530
Nordea Bank AB (Financials, Banks)	15,000	184,594
Swedbank AB Class A (Financials, Banks)	11,286	267,455

		643,579

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2017 (unaudited)	Wells Fargo Diversified International Fund	13

Security name	Shares	Value

Switzerland: 6.52%
Actelion Limited (Health Care, Biotechnology) †	1,130	$319,977
Aryzta AG (Consumer Staples, Food Products)	3,400	110,406
Baloise Holding AG (Financials, Insurance)	2,000	293,266
Credit Suisse Group AG (Financials, Capital Markets)	20,800	316,285
Georg Fischer AG (Industrials, Machinery)	300	282,814
LafargeHolcim Limited (Materials, Construction Materials)	4,663	264,315
Nestle SA (Consumer Staples, Food Products)	16,639	1,281,788
Novartis AG (Health Care, Pharmaceuticals)	17,555	1,350,588
Roche Holding AG (Health Care, Pharmaceuticals)	1,560	408,109
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	692	277,009
Swiss Life Holding AG (Financials, Insurance)	1,500	488,141
Swiss Reinsurance AG (Financials, Insurance)	3,900	339,437
UBS Group AG (Financials, Capital Markets)	10,600	181,106
Valiant Holding AG (Financials, Banks)	1,900	218,070
Zurich Insurance Group AG (Financials, Insurance)	5,330	1,475,258

		7,606,569

Taiwan: 0.99%
Pegatron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	83,000	244,563
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	121,000	780,037
Zhen Ding Technology Holding (Information Technology, Electronic Equipment, Instruments & Components)	55,000	128,700

		1,153,300

Thailand: 0.30%
Bangchak Corporation PCL (Energy, Oil, Gas & Consumable Fuels)	135,400	125,262
Thai Beverage PCL (Consumer Staples, Beverages)	80,000	52,965
Thai Oil PCL (Energy, Oil, Gas & Consumable Fuels)	75,100	169,350

		347,577

United Kingdom: 12.83%
3i Group plc (Financials, Capital Markets)	27,100	278,518
Aon plc (Financials, Insurance)	9,215	1,104,326
AstraZeneca plc (Health Care, Pharmaceuticals)	2,700	162,175
Aviva plc (Financials, Insurance)	22,000	149,453
BAE Systems plc (Industrials, Aerospace & Defense)	70,700	574,148
Barclays plc (Financials, Banks)	66,900	183,912
Barratt Developments plc (Consumer Discretionary, Household Durables)	23,400	175,633
Bellway plc (Consumer Discretionary, Household Durables)	4,200	154,818
Berkeley Group Holdings plc (Consumer Discretionary, Household Durables)	4,400	185,669
Bovis Homes Group plc (Consumer Discretionary, Household Durables)	8,600	102,532
BP plc (Energy, Oil, Gas & Consumable Fuels)	91,700	525,556
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	18,500	73,022
Carillion plc (Industrials, Construction & Engineering)	30,400	87,607
Centrica plc (Utilities, Multi-Utilities)	68,900	176,604
Coca-Cola European Partners plc (Consumer Staples, Beverages)	22,515	869,529
Conva Tec Limited (Health Care, Health Care Equipment & Supplies) †144A	131,800	524,242
Crest Nicholson Holdings plc (Consumer Discretionary, Household Durables)	20,500	160,239
Debenhams plc (Consumer Discretionary, Multiline Retail)	93,500	62,004

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Diversified International Fund	Portfolio of investments—April 30, 2017 (unaudited)

Security name		Shares	Value

United Kingdom (continued)
easyJet plc (Industrials, Airlines)		6,900	$104,383
Experian Group Limited plc (Industrials, Professional Services)		3,558	76,452
Firstgroup plc (Industrials, Road & Rail) †		54,400	96,176
Galliford Try plc (Industrials, Construction & Engineering)		6,500	121,231
GKN plc (Consumer Discretionary, Auto Components)		42,600	198,025
GlaxoSmithKline plc (Health Care, Pharmaceuticals)		19,400	389,466
Imperial Tobacco Group plc (Consumer Staples, Tobacco)		3,413	167,184
Inchcape plc (Consumer Discretionary, Distributors)		1,100	12,174
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)		90,900	324,238
Kingfisher plc (Consumer Discretionary, Specialty Retail)		55,500	245,339
Liberty Global plc Class A (Consumer Discretionary, Media)		15,830	560,699
Liberty Global plc Class C (Consumer Discretionary, Media)		25,292	875,356
Lloyds Banking Group plc (Financials, Banks)		134,900	120,908
Man Group plc (Financials, Capital Markets)		633,596	1,261,313
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)		33,900	160,964
Merlin Entertainment plc (Consumer Discretionary, Hotels, Restaurants & Leisure) 144A		2,787	18,247
Mitie Group plc (Industrials, Commercial Services & Supplies) «		31,900	86,600
Mondi plc (Materials, Paper & Forest Products)		4,200	108,851
Old Mutual plc (Financials, Insurance)		59,600	149,756
Qinetiq Group plc (Industrials, Aerospace & Defense)		47,700	181,513
Redrow plc (Consumer Discretionary, Household Durables)		24,200	180,697
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)		6,800	180,771
Royal Mail plc (Industrials, Air Freight & Logistics)		20,900	108,955
Smiths Group plc (Industrials, Industrial Conglomerates)		47,948	1,018,476
St. James’s Place plc (Financials, Insurance)		4,502	66,940
United Business Media plc (Consumer Discretionary, Media)		68,872	633,787
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)		399,658	1,030,356
Wolseley plc (Industrials, Trading Companies & Distributors)		14,923	947,858

			14,976,702

United States: 3.24%
Amazon.com Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail) †		575	531,869
Apple Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)		6,964	1,000,379
Coach Incorporated (Consumer Discretionary, Textiles, Apparel & Luxury Goods)		26,254	1,034,145
Pfizer Incorporated (Health Care, Pharmaceuticals)		25,399	861,534
WABCO Holdings Incorporated (Industrials, Machinery) †		2,948	350,429

			3,778,356

Total Common Stocks (Cost $97,539,785)			108,631,117

	Expiration date
Participation Notes: 1.40%

China: 0.53%
HSBC Bank plc (Kweichow Moutai Company Limited Class A) (Consumer Staples, Beverages) †	2-19-2019	10,290	617,753

Ireland: 0.87%
HSBC Bank plc (Ryanair Holdings plc) (Industrials, Airlines)	10-29-2018	58,887	1,021,025

Total Participation Notes (Cost $1,056,690)			1,638,778

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2017 (unaudited)	Wells Fargo Diversified International Fund	15

Security name	Dividend yield	Shares	Value

Preferred Stocks: 0.52%

Brazil: 0.03%
Companhia Energetica de Minas Gerais SA (Utilities, Electric Utilities) ±	2.76%	13,600	$38,049

Germany: 0.49%
Henkel AG & Company KGaA (Consumer Staples, Household Products) ±	1.26	4,201	572,019

Total Preferred Stocks (Cost $474,716)			610,068

	Yield
Short-Term Investments: 7.67%

Investment Companies: 7.67%
Securities Lending Cash Investment LLC (l)(r)(u)	1.03	3,906,178	3,906,569
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.68	5,040,337	5,040,337

Total Short-Term Investments (Cost $8,946,884)			8,946,906

Total investments in securities (Cost $108,018,075) *	102.66%	119,826,869
Other assets and liabilities, net	(2.66)	(3,107,259)

Total net assets	100.00%	$116,719,610

†	Non-income-earning security

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

«	All or a portion of this security is on loan.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $108,168,665 and unrealized gains (losses) consists of:

Gross unrealized gains	$17,120,834
Gross unrealized losses	(5,462,630)

Net unrealized gains	$11,658,204

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Diversified International Fund	Statement of assets and liabilities—April 30, 2017 (unaudited)

Assets
Investments
In unaffiliated securities (including $3,704,049 of securities loaned), at value (cost $99,071,191)	$110,879,963
In affiliated securities, at value (cost $8,946,884)	8,946,906

Total investments, at value (cost $108,018,075)	119,826,869
Foreign currency, at value (cost $829,608)	816,451
Receivable for investments sold	492,115
Receivable for Fund shares sold	25,063
Receivable for dividends	587,960
Receivable for securities lending income	8,128
Unrealized gains on forward foreign currency contracts	82,144
Prepaid expenses and other assets	40,760

Total assets	121,879,490

Liabilities
Payable for investments purchased	843,917
Payable for Fund shares redeemed	57,487
Unrealized losses on forward foreign currency contracts	144,884
Payable upon receipt of securities loaned	3,906,502
Due to custodian bank	4,811
Management fee payable	37,709
Distribution fees payable	2,615
Administration fees payable	15,865
Accrued expenses and other liabilities	146,090

Total liabilities	5,159,880

Total net assets	$116,719,610

NET ASSETS CONSIST OF
Paid-in capital	$208,359,073
Undistributed net investment income	664,257
Accumulated net realized losses on investments	(104,035,243)
Net unrealized gains on investments	11,731,523

Total net assets	$116,719,610

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$60,797,343
Shares outstanding – Class A1	5,047,812
Net asset value per share – Class A	$12.04
Maximum offering price per share – Class A2	$12.77
Net assets – Class C	$4,294,385
Shares outstanding – Class C1	387,538
Net asset value per share – Class C	$11.08
Net assets – Class R	$28,274
Shares outstanding – Class R1	2,309
Net asset value per share – Class R	$12.25
Net assets – Class R6	$6,301,862
Shares outstanding – Class R6[1]	512,007
Net asset value per share – Class R6	$12.31
Net assets – Administrator Class	$11,270,495
Shares outstanding – Administrator Class[1]	919,214
Net asset value per share – Administrator Class	$12.26
Net assets – Institutional Class	$34,027,251
Shares outstanding – Institutional Class[1]	2,955,052
Net asset value per share – Institutional Class	$11.51

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended April 30, 2017 (unaudited)	Wells Fargo Diversified International Fund	17

Investment income
Dividends (net of foreign withholding taxes of $151,917)	$1,446,655
Securities lending income, net	24,553
Income from affiliated securities	10,218

Total investment income	1,481,426

Expenses
Management fee	476,289
Administration fees
Class A	62,380
Class B	2	[1]
Class C	4,326
Class R	27
Class R6	870
Administrator Class	6,723
Institutional Class	18,346
Shareholder servicing fees
Class A	74,262
Class B	2	[1]
Class C	5,150
Class R	33
Administrator Class	12,929
Distribution fees
Class B	7	[1]
Class C	15,450
Class R	33
Custody and accounting fees	115,394
Professional fees	35,724
Registration fees	48,390
Shareholder report expenses	35,706
Trustees’ fees and expenses	10,000
Other fees and expenses	22,919

Total expenses	944,962
Less: Fee waivers and/or expense reimbursements	(270,292)

Net expenses	674,670

Net investment income	806,756

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	378,023
Affiliated securities	32
Forward foreign currency contract transactions	211,743

Net realized gains on investments	589,798

Net change in unrealized gains (losses) on:
Unaffiliated securities	10,232,550
Affiliated securities	(32)
Forward foreign currency contract transactions	(180,662)

Net change in unrealized gains (losses) on investments	10,051,856

Net realized and unrealized gains (losses) on investments	10,641,654

Net increase in net assets resulting from operations	$11,448,410

[1]	For the period from November 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Diversified International Fund	Statement of changes in net assets

	Six months ended April 30, 2017 (unaudited)		Year ended October 31, 2016

Operations
Net investment income		$806,756		$1,909,544
Net realized gains (losses) on investments		589,798		(2,103,113)
Net change in unrealized gains (losses) on investments		10,051,856		(4,109,274)

Net increase (decrease) in net assets resulting from operations		11,448,410		(4,302,843)

Distributions to shareholders from
Net investment income
Class A		(1,161,061)		(692,930)
Class C		(54,176)		(30,743)
Class R		(434)		(268)
Class R6		(131,270)		(54,538)
Administrator Class		(197,876)		(136,524)
Institutional Class		(625,514)		(249,898)

Total distributions to shareholders		(2,170,331)		(1,164,901)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	50,723	576,892	322,484	3,510,932
Class C	26,652	283,941	281,595	2,860,258
Class R6	17,257	199,073	517,935	6,092,247
Administrator Class	189,065	2,192,400	459,760	5,176,981
Institutional Class	711,575	7,730,522	1,803,946	19,585,715

		10,982,828		37,226,133

Reinvestment of distributions
Class A	104,664	1,141,882	60,092	682,650
Class C	5,009	50,389	2,596	27,233
Class R	40	434	23	268
Class R6	11,794	131,270	4,710	54,538
Administrator Class	12,354	137,133	11,807	136,486
Institutional Class	59,475	619,734	21,007	227,935

		2,080,842		1,129,110

Payment for shares redeemed
Class A	(617,823)	(7,003,100)	(1,217,038)	(13,371,782)
Class B	(870)[1]	(9,339)[1]	(3,553)	(39,685)
Class C	(72,180)	(750,323)	(188,833)	(1,877,720)
Class R6	(4,355)	(52,190)	(37,580)	(419,983)
Administrator Class	(375,628)	(4,222,339)	(266,367)	(2,965,371)
Institutional Class	(108,866)	(1,186,315)	(169,927)	(1,825,525)

		(13,223,606)		(20,500,066)

Net increase (decrease) in net assets resulting from capital share transactions		(159,936)		17,855,177

Total increase in net assets		9,118,143		12,387,433

Net assets
Beginning of period		107,601,467		95,214,034

End of period		$116,719,610		$107,601,467

Undistributed net investment income		$664,257		$2,027,832

[1]	For the period from November 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Diversified International Fund	19

(For a share outstanding throughout each period)

	Six months ended April 30, 2017 (unaudited)	Year ended October 31
CLASS A		2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.08	$11.65	$12.01	$12.25	$10.25	$9.69
Net investment income	0.08 [1]	0.17	0.13 [1]	0.24 [1]	0.19 [1]	0.19 [1]
Net realized and unrealized gains (losses) on investments	1.10	(0.63)	(0.21)	(0.29)	2.41	0.51

Total from investment operations	1.18	(0.46)	(0.08)	(0.05)	2.60	0.70
Distributions to shareholders from
Net investment income	(0.22)	(0.11)	(0.28)	(0.19)	(0.60)	(0.14)
Net asset value, end of period	$12.04	$11.08	$11.65	$12.01	$12.25	$10.25
Total return[2]	10.84%	(3.96)%	(0.66)%	(0.49)%	26.59%	7.45%
Ratios to average net assets (annualized)
Gross expenses	1.84%	1.79%	1.85%	1.76%	1.92%	1.68%
Net expenses	1.35%	1.35%	1.40%	1.41%	1.41%	1.41%
Net investment income	1.35%	1.67%	1.07%	1.93%	1.75%	1.96%
Supplemental data
Portfolio turnover rate	44%	50%	31%	33%	40%	57%
Net assets, end of period (000s omitted)	$60,797	$61,031	$73,891	$24,921	$28,928	$22,434

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Diversified International Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2017 (unaudited)	Year ended October 31
CLASS C		2016	2015	2014	2013	2012
Net asset value, beginning of period	$10.16	$10.74	$11.08	$11.35	$9.54	$9.01
Net investment income	0.03 [1]	0.10 [1]	0.04 [1]	0.13 [1]	0.09 [1]	0.11 [1]
Net realized and unrealized gains (losses) on investments	1.03	(0.60)	(0.20)	(0.27)	2.25	0.48

Total from investment operations	1.06	(0.50)	(0.16)	(0.14)	2.34	0.59
Distributions to shareholders from
Net investment income	(0.14)	(0.08)	(0.18)	(0.13)	(0.53)	(0.06)
Net asset value, end of period	$11.08	$10.16	$10.74	$11.08	$11.35	$9.54
Total return[2]	10.54%	(4.72)%	(1.44)%	(1.24)%	25.67%	6.67%
Ratios to average net assets (annualized)
Gross expenses	2.59%	2.54%	2.60%	2.51%	2.66%	2.43%
Net expenses	2.10%	2.10%	2.15%	2.16%	2.16%	2.16%
Net investment income	0.62%	1.01%	0.33%	1.15%	0.84%	1.21%
Supplemental data
Portfolio turnover rate	44%	50%	31%	33%	40%	57%
Net assets, end of period (000s omitted)	$4,294	$4,351	$3,573	$1,616	$1,746	$628

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Diversified International Fund	21

(For a share outstanding throughout each period)

	Six months ended April 30, 2017 (unaudited)	Year ended October 31
CLASS R		2016	2015[1]
Net asset value, beginning of period	$11.25	$11.86	$11.13
Net investment income (loss)	0.07	0.16 [2]	(0.01)
Net realized and unrealized gains (losses) on investments	1.12	(0.65)	0.74

Total from investment operations	1.19	(0.49)	0.73
Distributions to shareholders from
Net investment income	(0.19)	(0.12)	0.00
Net asset value, end of period	$12.25	$11.25	$11.86
Total return[3]	10.77%	(4.16)%	6.56%
Ratios to average net assets (annualized)
Gross expenses	2.09%	2.04%	2.15%
Net expenses	1.60%	1.60%	1.60%
Net investment income (loss)	1.16%	1.42%	(0.65)%
Supplemental data
Portfolio turnover rate	44%	50%	31%
Net assets, end of period (000s omitted)	$28	$26	$27

[1]	For the period from September 30, 2015 (commencement of class operations) to October 31, 2015

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Diversified International Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2017 (unaudited)	Year ended October 31
CLASS R6		2016	2015[1]
Net asset value, beginning of period	$11.33	$11.87	$11.13
Net investment income	0.11	0.26 [2]	0.00 [3]
Net realized and unrealized gains (losses) on investments	1.13	(0.68)	0.74

Total from investment operations	1.24	(0.42)	0.74
Distributions to shareholders from
Net investment income	(0.26)	(0.12)	0.00
Net asset value, end of period	$12.31	$11.33	$11.87
Total return[4]	11.23%	(3.55)%	6.65%
Ratios to average net assets (annualized)
Gross expenses	1.41%	1.36%	1.46%
Net expenses	0.89%	0.89%	0.89%
Net investment income	1.88%	2.30%	0.05%
Supplemental data
Portfolio turnover rate	44%	50%	31%
Net assets, end of period (000s omitted)	$6,302	$5,523	$27

[1]	For the period from September 30, 2015 (commencement of class operations) to October 31, 2015

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Diversified International Fund	23

(For a share outstanding throughout each period)

	Six months ended April 30, 2017 (unaudited)	Year ended October 31
ADMINISTRATOR CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.28	$11.87	$12.23	$12.47	$10.42	$9.68
Net investment income	0.09 [1]	0.20 [1]	0.16 [1]	0.26 [1]	0.19 [1]	0.21 [1]
Net realized and unrealized gains (losses) on investments	1.12	(0.66)	(0.22)	(0.30)	2.47	0.53

Total from investment operations	1.21	(0.46)	(0.06)	(0.04)	2.66	0.74
Distributions to shareholders from
Net investment income	(0.23)	(0.13)	(0.30)	(0.20)	(0.61)	0.00
Net asset value, end of period	$12.26	$11.28	$11.87	$12.23	$12.47	$10.42
Total return[2]	10.97%	(3.90)%	(0.46)%	(0.39)%	26.85%	7.64%
Ratios to average net assets (annualized)
Gross expenses	1.76%	1.71%	1.72%	1.60%	1.74%	1.52%
Net expenses	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income	1.49%	1.83%	1.31%	2.10%	1.72%	2.11%
Supplemental data
Portfolio turnover rate	44%	50%	31%	33%	40%	57%
Net assets, end of period (000s omitted)	$11,270	$12,334	$10,540	$7,283	$8,195	$3,504

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Diversified International Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2017 (unaudited)	Year ended October 31
INSTITUTIONAL CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$10.61	$11.14	$11.50	$11.79	$10.20	$9.69
Net investment income	0.10 [1]	0.23 [1]	0.17 [1]	0.26 [1]	0.20 [1]	0.19 [1]
Net realized and unrealized gains (losses) on investments	1.05	(0.63)	(0.20)	(0.27)	2.37	0.51

Total from investment operations	1.15	(0.40)	(0.03)	(0.01)	2.57	0.70
Distributions to shareholders from
Net investment income	(0.25)	(0.13)	(0.33)	(0.28)	(0.98)	(0.19)
Net asset value, end of period	$11.51	$10.61	$11.14	$11.50	$11.79	$10.20
Total return[2]	11.07%	(3.63)%	(0.23)%	(0.18)%	27.28%	7.51%
Ratios to average net assets (annualized)
Gross expenses	1.51%	1.46%	1.47%	1.33%	1.50%	1.20%
Net expenses	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%
Net investment income	1.84%	2.16%	1.45%	2.23%	1.94%	1.96%
Supplemental data
Portfolio turnover rate	44%	50%	31%	33%	40%	57%
Net assets, end of period (000s omitted)	$34,027	$24,328	$7,106	$2,683	$2,406	$7,367

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Diversified International Fund	25

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Diversified International Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund. Information for Class B shares reflected in the financial statements represents activity through December 5, 2016.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2017, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to

26	Wells Fargo Diversified International Fund	Notes to financial statements (unaudited)

the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Participation notes

The Fund may invest in participation notes to gain exposure to securities in certain foreign markets. Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying foreign security. Participation notes involve transaction costs, which may be higher than those applicable to the underlying foreign security. The holder of the participation note is entitled to receive from the bank or broker-dealer, an amount equal to the dividend paid by the issuer of the underlying foreign security; however, the holder is not entitled to the same rights (i.e. dividends, voting rights) as an owner of the underlying foreign security. Investments in participation notes involve risks beyond those normally associated with a direct investment in an underlying security. The Fund has no rights against the issuer of the underlying foreign security and participation notes expose the Fund to counterparty risk in the event the counterparty does not perform. There is also no assurance there will be a secondary trading market for the participation note or that the trading price of the participation note will equal the underlying value of the foreign security that it seeks to replicate.

Forward foreign currency contracts

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory

Notes to financial statements (unaudited)	Wells Fargo Diversified International Fund	27

fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Capital loss carryforwards that do not expire are required to be utilized prior to capital loss carryforwards that expire. As of October 31, 2016, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

	No expiration
2017	Short-term	Long-term
$89,306,475	$11,620,385	$2,744,226

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

28	Wells Fargo Diversified International Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Australia	$2,058,036	$0	$0	$2,058,036
Austria	423,720	0	0	423,720
Belgium	173,654	0	0	173,654
Brazil	1,857,594	0	0	1,857,594
Canada	2,724,986	0	0	2,724,986
China	4,938,119	0	0	4,938,119
Czech Republic	85,522	0	0	85,522
Denmark	989,918	0	0	989,918
Finland	109,840	0	0	109,840
France	7,146,982	0	0	7,146,982
Germany	16,542,407	0	0	16,542,407
Hong Kong	2,612,284	0	0	2,612,284
Hungary	84,750	0	0	84,750
Indonesia	152,334	0	0	152,334
Ireland	1,741,032	0	0	1,741,032
Israel	344,713	0	0	344,713
Italy	3,877,060	0	0	3,877,060
Japan	16,802,387	0	0	16,802,387
Luxembourg	336,139	0	0	336,139
Malaysia	1,231,914	0	0	1,231,914
Mexico	126,579	0	0	126,579
Netherlands	5,594,041	0	0	5,594,041
Norway	2,020,180	0	0	2,020,180
Poland	83,043	0	0	83,043
Russia	1,373,339	0	0	1,373,339
Singapore	402,398	0	0	402,398
South Africa	847,307	0	0	847,307
South Korea	4,053,431	0	0	4,053,431
Spain	1,391,325	0	0	1,391,325
Sweden	643,579	0	0	643,579
Switzerland	7,606,569	0	0	7,606,569
Taiwan	1,153,300	0	0	1,153,300
Thailand	347,577	0	0	347,577
United Kingdom	14,976,702	0	0	14,976,702
United States	3,778,356	0	0	3,778,356

Participation notes
China	0	617,753	0	617,753
Ireland	0	1,021,025	0	1,021,025

Preferred stocks
Brazil	38,049	0	0	38,049
Germany	572,019	0	0	572,019

Short-term investments
Investment companies	5,040,337	0	0	5,040,337
Investments measured at net asset value*				3,906,569
	114,281,522	1,638,778	0	119,826,869
Forward foreign currency contracts	0	82,144	0	82,144
Total assets	$114,281,522	$1,720,922	$0	$119,909,013
Liabilities
Forward foreign currency contracts	$0	$144,884	$0	$144,884
Total liabilities	$0	$144,884	$0	$144,884

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $3,906,569 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Notes to financial statements (unaudited)	Wells Fargo Diversified International Fund	29

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2017, the Fund did not have any transfers into/out of Level 1. The Fund had no material transfers between Level 2 and Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadvisers, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.85% and declining to 0.68% as the average daily net assets of the Fund increase. Prior to March 1, 2017, Fund Management received an annual management fee which started at 0.90% and declined to 0.73% as the average daily net assets of the Fund increased. For the six months ended April 30, 2017, the management fee was equivalent to an annual rate of 0.88% of the Fund’s average daily net assets.

Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Artisan Partners Limited Partnership, LSV Asset Management and WellsCap are the subadvisers to the Fund and are each entitled to receive a fee from Funds Management which is calculated based on the average daily net assets of the Fund as follows:

	Annual subadvisory fee
	starting at	declining to
Artisan Partners Limited Partnership	0.80%	0.50%
LSV Asset Management	0.35	0.30
WellsCap	0.45	0.40

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C, Class R	0.21%
Class R6	0.03
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through February 28, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.35% for Class A shares, 2.10% for Class C shares, 1.60% for Class R shares, 0.89% for Class R6 shares, 1.25% for Administrator Class shares, and 0.99% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

30	Wells Fargo Diversified International Fund	Notes to financial statements (unaudited)

During the six months ended April 30, 2017, State Street Bank and Trust Company, the Fund’s custodian, reimbursed the Fund $19,158 for certain out-of-pocket expenses that were billed to the Fund in error from 1998-2015. This amount is included in dividend income on the Statement of Operations. In addition, Funds Management was also reimbursed $68,706 for waivers/reimbursements it made to the Fund during the period the Fund was erroneously billed.

Distribution fees

The Trust has adopted a distribution plan for Class B, Class C, and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B, Class C, and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended April 30, 2017, Funds Distributor received $243 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Class R, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2017 were $48,412,772 and $46,813,215, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo affiliates pursuant to Rule 17a-7 of the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. DERIVATIVE TRANSACTIONS

During the six months ended April 30, 2017, the Fund entered into forward foreign currency contracts for economic hedging purposes.

At April 30, 2017, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive		U.S. value at April 30, 2017	In exchange for U.S. $	Unrealized gains
5-31-2017	Barclays	1,090,000	EUR	$1,188,928	$1,157,915	$31,013
5-31-2017	Barclays	32,000	EUR	34,904	34,206	698
6-15-2017	Goldman Sachs	2,343,800	EUR	2,558,545	2,508,112	50,433

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver		U.S. value at April 30, 2017	In exchange for U.S. $	Unrealized losses
5-31-2017	Barclays	1,740,000	EUR	$1,897,922	$1,853,653	$(44,269)
6-15-2017	Goldman Sachs	2,343,800	EUR	2,558,545	2,508,862	(49,683)
6-22-2017	Morgan Stanley	595,000	GBP	771,743	737,547	(34,196)
7-13-2017	Credit Suisse	600,000	EUR	655,960	639,224	(16,736)

The Fund had average contract amounts of $1,163,069 and $5,898,642 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively, during the six months ended April 30, 2017.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.

Notes to financial statements (unaudited)	Wells Fargo Diversified International Fund	31

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities		Amounts subject to netting agreements	Collateral received	Net amount of assets
Forward foreign currency contracts	Barclays	$31,711	*	$(31,711)	$0	$0
	Goldman Sachs	50,433	*	(49,683)	0	750

*	Amount represents net unrealized gains.

Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities		Amounts subject to netting agreements	Collateral pledged	Net amount of liabilities
Forward foreign currency contracts	Barclays	$44,269	**	$(31,711)	$0	$12,558
	Goldman Sachs	49,683	**	(49,683)	0	0
	Morgan Stanley	34,196	**	0	0	34,196
	Credit Suisse	16,736	**	0	0	16,736

**	Amount represents net unrealized losses.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended April 30, 2017, there were no borrowings by the Fund under the agreement.

8. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

32	Wells Fargo Diversified International Fund	Notes to financial statements (unaudited)

10. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, FASB issued Accounting Standards Update (“ASU”) No. 2016-19, Technical Corrections and Improvements. ASU 2016-19 includes an amendment to FASB ASC Topic 820, Fair Value Measurement which clarifies the difference between a valuation approach and a valuation technique. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. The disclosure requirements are effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2016. Management is currently evaluating the potential impact of this new guidance to the financial statements.

11. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

Other information (unaudited)	Wells Fargo Diversified International Fund	33

TAX INFORMATION

Pursuant to Section 853 of the Internal Revenue Code, the following amounts have been designated as foreign taxes paid for the fiscal year ended October 31, 2016. These amounts may be less than the actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. None of the income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Creditable foreign taxes paid	Per share amount	Foreign income as % of ordinary income distributions
$225,076	$0.0229	89.80%

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

34	Wells Fargo Diversified International Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 138 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Diversified International Fund	35

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996; Vice Chairman, since 2017	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 69 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

36	Wells Fargo Diversified International Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

303213 06-17 SA237/SAR237 04-17

Semi-Annual Report

April 30, 2017

Wells Fargo Emerging Markets Equity Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of April 30, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Emerging Markets Equity Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Despite heightened market volatility at times, in general, global stocks delivered double-digit returns while bond markets were hurt by a rise in interest rates during the latter part of 2016.

Dear Shareholder:

As the new president of Wells Fargo Funds, now that Karla Rabusch is retiring from that position after nearly 14 years, I am pleased to offer you this semi-annual report for the Wells Fargo Emerging Markets Equity Fund for the six-month period that ended April 30, 2017. Despite heightened market volatility at times, in general, global stocks delivered double-digit returns while bond markets were hurt by a rise in interest rates during the latter part of 2016. U.S. and international stocks returned 13.31% and 10.37% for the six-month period, respectively, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -0.67%.

During the last two months of 2016, prospects for faster growth and higher interest rates in the U.S. influenced markets.

Following Donald Trump’s election as president in early November, U.S. stocks began to rally. Investors appeared optimistic that the new administration would usher in a series of progrowth policies, and supportive economic news helped the rally carry through the end of 2016. The buoyant environment sent interest rates higher as well. At its mid-December meeting, Fed officials raised their short-term target interest rate for the first time in a year by a quarter percentage point to between 0.50% and 0.75%. Outside of the U.S., the prospects for faster U.S. growth appeared to trigger some acceleration in Europe. The improvement may be partly attributable to expectations for further strengthening of the U.S. dollar, which in turn could improve demand for European goods in the U.S. due to weakening of the euro relative to the dollar. Rising inflation across the eurozone and Japan caused an upward shift in yield curves in those areas, although developed-country bond yields remained significantly lower than U.S. Treasury yields.

Globally, stocks delivered positive results and economies showed improvement in the first four months of 2017.

Stocks rallied globally, supported by signs of improvement in the U.S. and global economies. In the U.S., hiring remained strong and business and consumer sentiment improved. Meanwhile, inflation inched up. In March, Fed officials raised their short-term target interest rate by a quarter percentage point to between 0.75% and 1.00%. With the Fed’s target-rate increase, short-term bond yields rose. Longer-term Treasury yields were little changed, however, leading to positive performance. Investment-grade corporate bonds and high-yield bonds benefited from strong demand. Municipal bond returns were also positive during the first four months of 2017, helped by strong demand and constrained new-issue supply. Outside the U.S., stocks in emerging markets benefited from both global economic growth and recent weakening in the U.S. dollar. European stocks also advanced as political risk declined. In the first round of the French presidential elections, Emmanuel Macron, a pro-EU candidate, garnered the most votes. Non-U.S. bonds also benefited from a decline in perceived risk, with credit spreads continuing to narrow.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Emerging Markets Equity Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Emerging Markets Equity Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Derrick Irwin, CFA®

Richard Peck, CFA®

Yi (Jerry) Zhang, Ph.D., CFA®

Average annual total returns (%) as of April 30, 20171

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EMGAX)	9-6-1994	13.53	0.40	2.73	20.44	1.60	3.34	1.60	1.58
Class B (EMGBX)*	9-6-1994	14.45	0.44	2.81	19.45	0.83	2.81	2.35	2.33
Class C (EMGCX)	9-6-1994	18.47	0.83	2.57	19.47	0.83	2.57	2.35	2.33
Class R6 (EMGDX)	6-28-2013	–	–	–	20.93	2.06	3.75	1.17	1.15
Administrator Class (EMGYX)	9-6-1994	–	–	–	20.53	1.75	3.54	1.52	1.46
Institutional Class (EMGNX)	7-30-2010	–	–	–	20.81	2.01	3.73	1.27	1.19
MSCI EM Index (Net)[4]	–	–	–	–	19.13	1.49	2.48	–	–
*At	the close of business on May 5, 2017, existing Class B shareholders were converted to Class A shareholders. Effective May 6, 2017, Class B shares are no longer offered by the Fund.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Emerging Markets Equity Fund	5

Ten largest holdings (%) as of April 30, 2017[5]
Samsung Electronics Company Limited	5.64
Taiwan Semiconductor Manufacturing Company Limited ADR	3.10
China Mobile Limited	2.75
Fomento Economico Mexicano SAB de CV ADR	2.22
China Life Insurance Company Limited H Shares	2.19
SINA Corporation	2.14
New Oriental Education & Technology Group Incorporated ADR	1.99
Uni-President Enterprises Corporation	1.93
WH Group Limited	1.91
AIA Group Limited	1.85

Sector distribution as of April 30, 2017[6]

Country allocation as of April 30, 2017[6]

[1]	Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Class R6 shares would have been higher. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns for Institutional Class shares would be higher. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Emerging Markets Growth Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through February 28, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	The Morgan Stanley Capital International (MSCI) Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 23 emerging markets country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Emerging Markets Equity Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2016 to April 30, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11-1-2016	Ending account value 4-30-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,080.41	$8.20	1.59%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.91	$7.95	1.59%
Class B
Actual	$1,000.00	$1,075.82	$12.04	2.34%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.19	$11.68	2.34%
Class C
Actual	$1,000.00	$1,075.81	$12.04	2.34%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.19	$11.68	2.34%
Class R6
Actual	$1,000.00	$1,082.49	$5.99	1.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.04	$5.81	1.16%
Administrator Class
Actual	$1,000.00	$1,080.99	$7.64	1.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.46	$7.40	1.48%
Institutional Class
Actual	$1,000.00	$1,081.98	$6.25	1.21%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.79	$6.06	1.21%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—April 30, 2017 (unaudited)	Wells Fargo Emerging Markets Equity Fund	7

Security name	Shares	Value

Common Stocks: 94.97%

Argentina: 0.54%
MercadoLibre Incorporated (Information Technology, Internet Software & Services)	76,300	$17,465,833

Brazil: 5.99%
Ambev SA ADR (Consumer Staples, Beverages)	5,922,000	33,933,060
B2W Companhia Digital (Consumer Discretionary, Internet & Direct Marketing Retail) †	3,001,424	12,652,306
B2W Companhia Digital Interim Shares (Consumer Discretionary, Internet & Direct Marketing Retail) †(a)	964,063	3,988,011
Banco Bradesco SA ADR (Financials, Banks)	3,111,773	32,829,205
BM&F Bovespa SA (Financials, Capital Markets)	6,663,006	39,906,030
BRF Brazil Foods SA ADR (Consumer Staples, Food Products) «	1,076,078	13,386,410
Lojas Renner SA (Consumer Discretionary, Multiline Retail)	2,867,500	26,723,161
Multiplan Empreendimentos Imobiliarios SA (Real Estate, Real Estate Management & Development)	797,302	17,005,827
Raia Drogasil SA (Consumer Staples, Food & Staples Retailing)	701,600	14,909,318

		195,333,328

Chile: 2.08%
AES Gener SA (Utilities, Independent Power & Renewable Electricity Producers)	16,613,250	6,247,969
Banco Santander Chile SA ADR (Financials, Banks)	1,294,392	30,586,483
SACI Falabella (Consumer Discretionary, Multiline Retail)	3,867,228	30,814,750

		67,649,202

China: 25.99%
51Job Incorporated ADR (Industrials, Professional Services) †	833,941	34,183,242
Alibaba Group Holding Limited ADR (Information Technology, Internet Software & Services) †	304,037	35,116,274
Baidu Incorporated ADR (Information Technology, Internet Software & Services) †	109,540	19,742,394
Belle International Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods) (a)	52,059,000	39,981,568
China Distance Education ADR (Consumer Discretionary, Diversified Consumer Services)	973,710	9,902,631
China International Capital Corporation Limited H Shares (Financials, Diversified Financial Services)	1,334,904	1,973,606
China Life Insurance Company Limited H Shares (Financials, Insurance)	23,518,290	71,507,140
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	8,400,165	89,581,169
China Rapid Finance Limited ADR (Financials, Consumer Finance) †	838,004	5,072,613
CNOOC Limited (Energy, Oil, Gas & Consumable Fuels)	24,574,000	28,654,686
Ctrip.com International Limited ADR (Consumer Discretionary, Internet & Direct Marketing Retail) †	1,055,632	53,319,972
Gridsum Holding Incorporated ADR (Information Technology, Software) †	391,040	4,798,061
Hengan International Group Company Limited (Consumer Staples, Personal Products)	4,527,000	33,872,402
Li Ning Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods) †	25,884,207	17,037,950
New Oriental Education & Technology Group Incorporated ADR (Consumer Discretionary, Diversified Consumer Services) †	1,005,413	64,889,355
PetroChina Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	11,566,000	8,148,474
Shandong Weigao Group Medical Polymer Company Limited H Shares (Health Care, Health Care Equipment & Supplies)	18,024,000	13,138,529
SINA Corporation (Information Technology, Internet Software & Services)	909,907	69,889,957
Tencent Holdings Limited (Information Technology, Internet Software & Services)	1,678,800	52,532,982
Tingyi Holding Corporation (Consumer Staples, Food Products)	11,698,000	15,024,140
Tsingtao Brewery Company Limited H Shares (Consumer Staples, Beverages)	7,690,000	34,602,454
Vipshop Holdings Limited ADR (Consumer Discretionary, Internet & Direct Marketing Retail) †	4,034,738	55,961,816
Want Want China Holdings Limited (Consumer Staples, Food Products)	34,604,000	24,913,047
Weibo Corporation ADR (Information Technology, Internet Software & Services) †«	810,336	45,265,369
Zhou Hei Ya International Holding Company Limited (Consumer Staples, Food Products) «	17,203,626	18,224,672

		847,334,503

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Emerging Markets Equity Fund	Portfolio of investments—April 30, 2017 (unaudited)

Security name	Shares	Value

Colombia: 0.52%
Bancolombia SA ADR (Financials, Banks)	432,400	$17,075,476

Hong Kong: 4.98%
AIA Group Limited (Financials, Insurance)	8,691,400	60,171,102
Johnson Electric Holdings Limited (Industrials, Electrical Equipment)	4,214,250	12,975,925
Sun Art Retail Group Limited (Consumer Staples, Food & Staples Retailing)	25,490,500	26,282,413
WH Group Limited (Consumer Staples, Food Products) 144A	70,405,500	62,907,715

		162,337,155

India: 9.67%
Bharti Airtel Limited (Telecommunication Services, Wireless Telecommunication Services)	3,538,728	19,555,694
Bharti Infratel Limited (Telecommunication Services, Diversified Telecommunication Services)	3,153,851	17,389,569
Dalmia Bharat Limited (Materials, Construction Materials)	312,329	10,546,505
HDFC Bank Limited ADR (Financials, Banks)	123,826	9,857,788
HDFC Limited (Financials, Thrifts & Mortgage Finance)	1,285,700	30,721,495
ICICI Bank Limited ADR (Financials, Banks)	3,281,775	28,124,812
Indusind Bank Limited (Financials, Banks)	817,217	18,355,941
Infosys Limited ADR (Information Technology, IT Services) «	1,907,460	27,772,618
ITC Limited (Consumer Staples, Tobacco)	10,998,960	47,531,647
Laurus Labs Limited (Health Care, Pharmaceuticals) 144A†	455,595	3,682,012
Max India Limited (Financials, Industrial Conglomerates)	925,389	9,435,141
PNB Housing Finance Limited (Financials, Thrifts & Mortgage Finance) 144A†	191,606	4,128,777
Reliance Industries Limited (Energy, Oil, Gas & Consumable Fuels)	714,200	15,489,691
Reliance Industries Limited GDR (Energy, Oil, Gas & Consumable Fuels) 144A	1,246,587	53,914,888
Ultra Tech Cement Limited (Materials, Construction Materials)	286,000	18,890,093

		315,396,671

Indonesia: 2.55%
PT Astra International Tbk (Consumer Discretionary, Automobiles)	14,651,000	9,837,681
PT Bank Central Asia Tbk (Financials, Banks)	9,549,500	12,716,905
PT Blue Bird Tbk (Industrials, Road & Rail)	13,605,309	4,001,261
PT Link Net Tbk (Telecommunication Services, Diversified Telecommunication Services)	38,278,161	15,507,695
PT Matahari Department Store Tbk (Consumer Discretionary, Multiline Retail)	10,474,600	11,473,416
PT Telekomunikasi Indonesia Persero ADR Tbk (Telecommunication Services, Diversified Telecommunication Services) «	907,754	29,728,944

		83,265,902

Malaysia: 1.17%
Genting Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	8,280,900	18,770,803
Genting Malaysia Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	14,196,300	19,196,563

		37,967,366

Mexico: 7.37%
America Movil SAB de CV ADR (Telecommunication Services, Wireless Telecommunication Services)	1,577,320	24,274,955
Becle SAB de CV ADR (Consumer Staples, Beverages) †	5,564,661	9,311,261
Cemex SAB de CV ADR (Materials, Construction Materials) †	1,886,393	17,392,543
Fibra Uno Administracion SAB de CV (Real Estate, Equity REITs)	25,236,922	43,984,723
Fomento Economico Mexicano SAB de CV ADR (Consumer Staples, Beverages)	803,120	72,312,925
Grupo Financiero Banorte SAB de CV (Financials, Banks)	6,433,188	37,125,751
Grupo Financiero Santander SAB de CV ADR (Financials, Banks)	1,813,441	16,520,448

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2017 (unaudited)	Wells Fargo Emerging Markets Equity Fund	9

Security name	Shares	Value

Mexico (continued)
Grupo Sanborns SAB de CV (Consumer Discretionary, Multiline Retail)	814,226	$933,374
Wal-Mart de Mexico SAB de CV (Consumer Staples, Food & Staples Retailing)	8,127,100	18,304,620

		240,160,600

Peru: 0.42%
Compania de Minas Buenaventura SA ADR (Materials, Metals & Mining)	1,152,495	13,841,465

Philippines: 0.89%
Ayala Corporation (Financials, Diversified Financial Services)	647,624	11,231,186
Metropolitan Bank & Trust Company (Financials, Banks)	4,287,486	7,250,927
SM Investments Corporation (Industrials, Industrial Conglomerates)	732,873	10,678,106

		29,160,219

Russia: 2.94%
LUKOIL PJSC ADR (Energy, Oil, Gas & Consumable Fuels)	428,249	21,268,987
Magnit (Consumer Staples, Food & Staples Retailing) (a)	95,300	14,692,449
Mobile TeleSystems PJSC ADR (Telecommunication Services, Wireless Telecommunication Services)	1,137,800	11,742,096
Sberbank of Russia ADR (Financials, Banks)	1,541,195	18,324,809
Yandex NV Class A (Information Technology, Internet Software & Services) †	1,090,106	29,716,290

		95,744,631

South Africa: 4.20%
AngloGold Ashanti Limited ADR (Materials, Metals & Mining) «	878,071	10,036,352
Clicks Group Limited (Consumer Staples, Food & Staples Retailing)	690,000	6,930,592
Impala Platinum Holdings Limited (Materials, Metals & Mining) †	610,758	1,962,926
MTN Group Limited (Telecommunication Services, Wireless Telecommunication Services) «	2,102,643	19,903,421
Shoprite Holdings Limited (Consumer Staples, Food & Staples Retailing)	2,678,100	42,043,991
Standard Bank Group Limited (Financials, Banks)	1,690,190	18,763,939
Tiger Brands Limited (Consumer Staples, Food Products)	1,235,333	37,340,774

		136,981,995

South Korea: 11.88%
Amorepacific Corporation (Consumer Staples, Personal Products)	20,500	5,260,568
KT Corporation ADR (Telecommunication Services, Diversified Telecommunication Services) «	3,144,813	52,172,448
KT&G Corporation (Consumer Staples, Tobacco)	218,091	19,453,587
Naver Corporation (Information Technology, Internet Software & Services)	59,700	41,972,054
Samsung Biologics Company Limited (Health Care, Life Sciences Tools & Services) †	21,099	3,244,859
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	93,736	183,781,541
Samsung Life Insurance Company Limited (Financials, Insurance)	445,337	42,854,734
SK Hynix Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	813,000	38,581,598

		387,321,389

Taiwan: 8.81%
104 Corporation (Industrials, Professional Services)	1,655,000	7,926,403
Far Eastern New Century Corporation (Industrials, Industrial Conglomerates)	4,166,448	3,507,599
MediaTek Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	3,039,881	21,863,849
President Chain Store Corporation (Consumer Staples, Food & Staples Retailing)	4,205,000	36,585,214
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	8,285,224	53,411,424

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Emerging Markets Equity Fund	Portfolio of investments—April 30, 2017 (unaudited)

Security name			Shares	Value

Taiwan (continued)
Taiwan Semiconductor Manufacturing Company Limited ADR (Information Technology, Semiconductors & Semiconductor Equipment)			3,052,852	$100,957,816
Uni-President Enterprises Corporation (Consumer Staples, Food Products)			34,162,368	63,068,639

				287,320,944

Thailand: 3.50%
Bangkok Bank PCL (Financials, Banks)			1,659,800	8,973,189
PTT Exploration & Production PCL (Energy, Oil, Gas & Consumable Fuels)			4,128,139	11,606,288
PTT PCL (Energy, Oil, Gas & Consumable Fuels)			1,925,900	21,658,719
Siam Commercial Bank PCL (Financials, Banks)			7,405,100	33,396,808
Thai Beverage PCL (Consumer Staples, Beverages)			58,227,000	38,549,887

				114,184,891

Turkey: 0.68%
Anadolu Efes Biracilik Ve Malt Sanayii AS (Consumer Staples, Beverages)			2,690,453	15,164,309
Avivasa Emeklilik Ve Hayat AS (Financials, Insurance) «			1,246,853	6,894,296

				22,058,605

United Arab Emirates: 0.08%
Emaar Malls Group (Real Estate, Real Estate Management & Development)			3,773,147	2,640,073

United Kingdom: 0.71%
Standard Chartered plc (Financials, Banks) †			2,475,244	23,121,193

Total Common Stocks (Cost $2,506,983,760)				3,096,361,441

	Interest rate	Maturity date	Principal
Convertible Debentures: 0.00%

Brazil: 0.00%
Lupatech SA (Energy, Energy Equipment & Services) (a)(i)(s)	6.50%	4-15-2018	$303,000	0

Total Convertible Debentures (Cost $160,691)				0

	Dividend yield		Shares
Preferred Stocks: 1.43%

Brazil: 1.43%
Lojas Americanas SA (Consumer Discretionary, Multiline Retail) ±	0.05		8,765,093	46,503,416

Total Preferred Stocks (Cost $35,049,790)				46,503,416

	Yield
Short-Term Investments: 6.06%

Investment Companies: 6.06%
Securities Lending Cash Investment LLC (l)(r)(u)	1.03		106,663,673	106,674,339
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.68		91,093,977	91,093,977

Total Short-Term Investments (Cost $197,760,129)				197,768,316

Total investments in securities (Cost $2,739,954,370) *	102.46%	3,340,633,173
Other assets and liabilities, net	(2.46)	(80,302,696)

Total net assets	100.00%	$3,260,330,477

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2017 (unaudited)	Wells Fargo Emerging Markets Equity Fund	11

†	Non-income-earning security

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

«	All or a portion of this security is on loan.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(i)	Illiquid security

(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $2,758,644,450 and unrealized gains (losses) consists of:

Gross unrealized gains	$890,091,278
Gross unrealized losses	(308,102,555)

Net unrealized gains	$581,988,723

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Emerging Markets Equity Fund	Statement of assets and liabilities—April 30, 2017 (unaudited)

Assets
Investments
In unaffiliated securities (including $103,794,793 of securities loaned), at value (cost $2,542,194,241)	$3,142,864,857
In affiliated securities, at value (cost $197,760,129)	197,768,316

Total investments, at value (cost $2,739,954,370)	3,340,633,173
Cash	391,376
Foreign currency, at value (cost $12,035,547)	11,439,486
Receivable for investments sold	28,460,820
Receivable for Fund shares sold	6,363,070
Receivable for dividends	3,263,991
Receivable for securities lending income	90,787
Prepaid expenses and other assets	110,914

Total assets	3,390,753,617

Liabilities
Payable for investments purchased	13,268,170
Payable for Fund shares redeemed	5,816,735
Payable upon receipt of securities loaned	106,664,012
Management fee payable	2,630,612
Distribution fees payable	41,814
Administration fees payable	351,931
Accrued expenses and other liabilities	1,649,866

Total liabilities	130,423,140

Total net assets	$3,260,330,477

NET ASSETS CONSIST OF
Paid-in capital	$3,024,841,323
Accumulated net investment loss	(19,825,585)
Accumulated net realized losses on investments	(344,537,574)
Net unrealized gains on investments	599,852,313

Total net assets	$3,260,330,477

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$244,922,639
Shares outstanding – Class A1	11,137,665
Net asset value per share – Class A	$21.99
Maximum offering price per share – Class A2	$23.33
Net assets – Class B	$229,137
Shares outstanding – Class B1	12,231
Net asset value per share – Class B	$18.73
Net assets – Class C	$68,158,911
Shares outstanding – Class C1	3,665,900
Net asset value per share – Class C	$18.59
Net assets – Class R6	$156,620,767
Shares outstanding – Class R6[1]	6,818,888
Net asset value per share – Class R6	$22.97
Net assets – Administrator Class	$139,161,419
Shares outstanding – Administrator Class[1]	6,027,926
Net asset value per share – Administrator Class	$23.09
Net assets – Institutional Class	$2,651,237,604
Shares outstanding – Institutional Class[1]	115,410,034
Net asset value per share – Institutional Class	$22.97

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended April 30, 2017 (unaudited)	Wells Fargo Emerging Markets Equity Fund	13

Investment income
Dividends (net of foreign withholding taxes of $2,363,747)	$18,892,819
Securities lending income, net	492,470
Income from affiliated securities	215,150

Total investment income	19,600,439

Expenses
Management fee	15,869,117
Administration fees
Class A	730,628
Class B	430
Class C	69,018
Class R6	24,387
Administrator Class	91,580
Institutional Class	1,268,950
Shareholder servicing fees
Class A	869,796
Class B	512
Class C	82,165
Administrator Class	172,529
Distribution fees
Class B	1,536
Class C	246,494
Custody and accounting fees	576,452
Professional fees	36,627
Registration fees	77,700
Shareholder report expenses	422,546
Trustees’ fees and expenses	11,845
Other fees and expenses	23,753

Total expenses	20,576,065
Less: Fee waivers and/or expense reimbursements	(484,961)

Net expenses	20,091,104

Net investment loss	(490,665)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	1,647,976
Forward foreign currency contract transactions	10,937

Net realized gains on investments	1,658,913

Net change in unrealized gains (losses) on:
Unaffiliated securities	244,670,482
Affiliated securities	8,187

Net change in unrealized gains (losses) on investments	244,678,669

Net realized and unrealized gains (losses) on investments	246,337,582

Net increase in net assets resulting from operations	$245,846,917

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Emerging Markets Equity Fund	Statement of changes in net assets

	Six months ended April 30, 2017 (unaudited)		Year ended October 31, 2016

Operations
Net investment income (loss)		$(490,665)		$28,132,427
Net realized gains (losses) on investments		1,658,913		(78,862,801)
Net change in unrealized gains (losses) on investments		244,678,669		486,377,392

Net increase in net assets resulting from operations		245,846,917		435,647,018

Distributions to shareholders from
Net investment income
Class A		(5,313,014)		(4,821,280)
Class R6		(2,098,471)		(1,207,067)
Administrator Class		(1,140,541)		(915,237)
Institutional Class		(18,026,382)		(22,745,172)

Total distributions to shareholders		(26,578,408)		(29,688,756)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	6,010,981	119,101,950	14,276,408	257,431,388
Class C	196,861	3,370,646	284,656	4,423,556
Class R6	1,657,248	34,687,725	4,886,774	94,696,839
Administrator Class	922,107	19,538,122	2,473,929	47,026,221
Institutional Class	44,109,470	961,676,422	25,310,308	470,045,141

		1,138,374,865		873,623,145

Reinvestment of distributions
Class A	274,903	5,190,176	275,442	4,701,801
Class R6	105,864	2,085,516	66,974	1,193,482
Administrator Class	54,161	1,073,463	49,021	878,463
Institutional Class	841,119	16,578,453	1,178,702	21,004,467

		24,927,608		27,778,213

Payment for shares redeemed
Class A	(37,828,389)	(793,286,532)	(20,179,942)	(375,408,750)
Class B	(21,988)	(384,513)	(60,187)	(925,067)
Class C	(692,148)	(11,761,161)	(1,621,268)	(24,542,512)
Class R6	(3,855,736)	(79,989,683)	(1,051,876)	(20,911,449)
Administrator Class	(2,408,985)	(50,789,333)	(4,603,140)	(87,710,425)
Institutional Class	(14,633,082)	(311,154,935)	(54,409,985)	(1,055,274,030)

		(1,247,366,157)		(1,564,772,233)

Net decrease in net assets resulting from capital share transactions		(84,063,684)		(663,370,875)

Total increase (decrease) in net assets		135,204,825		(257,412,613)

Net assets
Beginning of period		3,125,125,652		3,382,538,265

End of period		$3,260,330,477		$3,125,125,652

Undistributed (accumulated) net investment income (loss)		$(19,825,585)		$7,243,488

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Emerging Markets Equity Fund	15

(For a share outstanding throughout each period)

	Six months ended April 30, 2017 (unaudited)	Year ended October 31
CLASS A		2016	2015	2014	2013	2012
Net asset value, beginning of period	$20.49	$18.09	$21.44	$21.77	$20.48	$20.93
Net investment income (loss)	(0.04)[1]	0.12	0.08	0.07	0.02	0.10
Net realized and unrealized gains (losses) on investments	1.67	2.38	(3.29)	(0.40)	1.33	(0.19)

Total from investment operations	1.63	2.50	(3.21)	(0.33)	1.35	(0.09)
Distributions to shareholders from
Net investment income	(0.13)	(0.10)	(0.14)	0.00	(0.06)	(0.14)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.22)

Total distributions to shareholders	(0.13)	(0.10)	(0.14)	0.00	(0.06)	(0.36)
Net asset value, end of period	$21.99	$20.49	$18.09	$21.44	$21.77	$20.48
Total return[2]	8.04%	13.93%	(15.02)%	(1.52)%	6.62%	(0.31)%
Ratios to average net assets (annualized)
Gross expenses	1.59%	1.64%	1.64%	1.64%	1.65%	1.67%
Net expenses	1.59%	1.60%	1.64%	1.64%	1.65%	1.67%
Net investment income (loss)	(0.40)%	0.64%	0.37%	0.36%	0.15%	0.51%
Supplemental data
Portfolio turnover rate	17%	8%	8%	7%	13%	7%
Net assets, end of period (000s omitted)	$244,923	$874,625	$873,992	$1,502,597	$1,306,269	$920,709

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Emerging Markets Equity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2017 (unaudited)	Year ended October 31
CLASS B		2016	2015	2014	2013	2012
Net asset value, beginning of period	$17.41	$15.40	$18.25	$18.67	$17.64	$18.06
Net investment loss	(0.09)[1]	(0.03)[1]	(0.08)	(0.08)[1]	(0.12)[1]	(0.05)[1]
Net realized and unrealized gains (losses) on investments	1.41	2.04	(2.77)	(0.34)	1.15	(0.15)

Total from investment operations	1.32	2.01	(2.85)	(0.42)	1.03	(0.20)
Distributions to shareholders from
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.22)
Net asset value, end of period	$18.73	$17.41	$15.40	$18.25	$18.67	$17.64
Total return[2]	7.58%	13.05%	(15.62)%	(2.25)%	5.84%	(1.06)%
Ratios to average net assets (annualized)
Gross expenses	2.34%	2.39%	2.38%	2.39%	2.39%	2.41%
Net expenses	2.34%	2.35%	2.38%	2.39%	2.39%	2.41%
Net investment loss	(1.08)%	(0.22)%	(0.46)%	(0.46)%	(0.64)%	(0.28)%
Supplemental data
Portfolio turnover rate	17%	8%	8%	7%	13%	7%
Net assets, end of period (000s omitted)	$229	$596	$1,453	$5,380	$11,071	$15,408

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Emerging Markets Equity Fund	17

(For a share outstanding throughout each period)

	Six months ended April 30, 2017 (unaudited)	Year ended October 31
CLASS C		2016	2015	2014	2013	2012
Net asset value, beginning of period	$17.28	$15.28	$18.11	$18.53	$17.51	$17.92
Net investment loss	(0.09)[1]	(0.02)	(0.06)	(0.08)[1]	(0.11)[1]	(0.06)
Net realized and unrealized gains (losses) on investments	1.40	2.02	(2.77)	(0.34)	1.13	(0.13)

Total from investment operations	1.31	2.00	(2.83)	(0.42)	1.02	(0.19)
Distributions to shareholders from
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.22)
Net asset value, end of period	$18.59	$17.28	$15.28	$18.11	$18.53	$17.51
Total return[2]	7.58%	13.09%	(15.63)%	(2.27)%	5.83%	(1.01)%
Ratios to average net assets (annualized)
Gross expenses	2.34%	2.39%	2.39%	2.39%	2.39%	2.42%
Net expenses	2.34%	2.35%	2.39%	2.39%	2.39%	2.42%
Net investment loss	(1.04)%	(0.12)%	(0.39)%	(0.42)%	(0.62)%	(0.24)%
Supplemental data
Portfolio turnover rate	17%	8%	8%	7%	13%	7%
Net assets, end of period (000s omitted)	$68,159	$71,900	$84,004	$138,169	$173,454	$183,471

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Emerging Markets Equity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2017 (unaudited)	Year ended October 31
CLASS R6		2016	2015	2014	2013[1]
Net asset value, beginning of period	$21.46	$19.00	$22.53	$22.86	$20.89
Net investment income	0.02 [2]	0.23 [2]	0.19	0.21	0.01 [2]
Net realized and unrealized gains (losses) on investments	1.71	2.46	(3.46)	(0.44)	1.96

Total from investment operations	1.73	2.69	(3.27)	(0.23)	1.97
Distributions to shareholders from
Net investment income	(0.22)	(0.23)	(0.26)	(0.10)	0.00
Net asset value, end of period	$22.97	$21.46	$19.00	$22.53	$22.86
Total return[3]	8.25%	14.43%	(14.61)%	(1.01)%	9.43%
Ratios to average net assets (annualized)
Gross expenses	1.16%	1.20%	1.19%	1.17%	1.17%
Net expenses	1.16%	1.17%	1.18%	1.17%	1.17%
Net investment income	0.15%	1.16%	0.84%	0.88%	0.15%
Supplemental data
Portfolio turnover rate	17%	8%	8%	7%	13%
Net assets, end of period (000s omitted)	$156,621	$191,250	$95,190	$35,967	$4,809

[1]	For the period from June 28, 2013 (commencement of class operations) to October 31, 2013

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Emerging Markets Equity Fund	19

(For a share outstanding throughout each period)

	Six months ended April 30, 2017 (unaudited)	Year ended October 31
ADMINISTRATOR CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$21.53	$18.99	$22.44	$22.79	$21.44	$21.90
Net investment income (loss)	(0.02)[1]	0.15 [1]	0.12 [1]	0.13 [1]	0.05	0.14
Net realized and unrealized gains (losses) on investments	1.74	2.50	(3.46)	(0.44)	1.40	(0.18)

Total from investment operations	1.72	2.65	(3.34)	(0.31)	1.45	(0.04)
Distributions to shareholders from
Net investment income	(0.16)	(0.11)	(0.11)	(0.04)	(0.10)	(0.20)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.22)

Total distributions to shareholders	(0.16)	(0.11)	(0.11)	(0.04)	(0.10)	(0.42)
Net asset value, end of period	$23.09	$21.53	$18.99	$22.44	$22.79	$21.44
Total return[2]	8.10%	14.07%	(14.91)%	(1.36)%	6.83%	(0.13)%
Ratios to average net assets (annualized)
Gross expenses	1.50%	1.56%	1.49%	1.48%	1.48%	1.47%
Net expenses	1.48%	1.49%	1.48%	1.48%	1.48%	1.47%
Net investment income (loss)	(0.19)%	0.76%	0.58%	0.57%	0.35%	0.72%
Supplemental data
Portfolio turnover rate	17%	8%	8%	7%	13%	7%
Net assets, end of period (000s omitted)	$139,161	$160,657	$181,224	$464,135	$1,050,660	$634,428

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Emerging Markets Equity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2017 (unaudited)	Year ended October 31
INSTITUTIONAL CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$21.46	$18.99	$22.52	$22.86	$21.50	$21.96
Net investment income	0.01 [1]	0.20 [1]	0.17	0.15	0.11	0.22
Net realized and unrealized gains (losses) on investments	1.71	2.49	(3.45)	(0.40)	1.40	(0.22)

Total from investment operations	1.72	2.69	(3.28)	(0.25)	1.51	0.00
Distributions to shareholders from
Net investment income	(0.21)	(0.22)	(0.25)	(0.09)	(0.15)	(0.24)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.22)

Total distributions to shareholders	(0.21)	(0.22)	(0.25)	(0.09)	(0.15)	(0.46)
Net asset value, end of period	$22.97	$21.46	$18.99	$22.52	$22.86	$21.50
Total return[2]	8.20%	14.40%	(14.66)%	(1.09)%	7.07%	0.13%
Ratios to average net assets (annualized)
Gross expenses	1.26%	1.31%	1.24%	1.21%	1.22%	1.24%
Net expenses	1.21%	1.22%	1.22%	1.21%	1.22%	1.24%
Net investment income	0.13%	1.04%	0.82%	0.77%	0.57%	1.04%
Supplemental data
Portfolio turnover rate	17%	8%	8%	7%	13%	7%
Net assets, end of period (000s omitted)	$2,651,238	$1,826,097	$2,146,675	$2,900,353	$2,183,281	$1,176,567

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Emerging Markets Equity Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Emerging Markets Equity Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2017, such fair value pricing was not used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing

22	Wells Fargo Emerging Markets Equity Fund	Notes to financial statements (unaudited)

services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Notes to financial statements (unaudited)	Wells Fargo Emerging Markets Equity Fund	23

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Capital loss carryforwards that do not expire are required to be utilized prior to capital loss carryforwards that expire. As of October 31, 2016, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

	No expiration
2017	Short-term	Long-term
$10,889,490	$28,743,201	$302,353,927

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

24	Wells Fargo Emerging Markets Equity Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Argentina	$17,465,833	$0	$0	$17,465,833
Brazil	191,345,317	3,988,011	0	195,333,328
Chile	67,649,202	0	0	67,649,202
China	807,352,935	39,981,568	0	847,334,503
Colombia	17,075,476	0	0	17,075,476
Hong Kong	162,337,155	0	0	162,337,155
India	315,396,671	0	0	315,396,671
Indonesia	83,265,902	0	0	83,265,902
Malaysia	37,967,366	0	0	37,967,366
Mexico	240,160,600	0	0	240,160,600
Peru	13,841,465	0	0	13,841,465
Philippines	29,160,219	0	0	29,160,219
Russia	81,052,182	14,692,449	0	95,744,631
South Africa	136,981,995	0	0	136,981,995
South Korea	387,321,389	0	0	387,321,389
Taiwan	287,320,944	0	0	287,320,944
Thailand	114,184,891	0	0	114,184,891
Turkey	22,058,605	0	0	22,058,605
United Arab Emirates	2,640,073	0	0	2,640,073
United Kingdom	23,121,193	0	0	23,121,193

Convertible debentures	0	0	0	0

Preferred stocks
Brazil	46,503,416	0	0	46,503,416

Short-term investments
Investment companies	91,093,977	0	0	91,093,977
Investments measured at net asset value*				106,674,339
Total assets	$3,175,296,806	$58,662,028	$0	$3,340,633,173

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $106,674,339 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2017, common stocks with a market value of $39,981,568 were transferred from Level 1 to Level 2 because of a decrease in the market activity of these securities. The Fund had no material transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 1.05% and declining to 0.945% as the average daily net assets of the Fund increase. Prior to March 1, 2017, Funds Management received a fee at an annual rate which started at 1.15% and declined to 0.955% as the average daily net assets of the Fund increased. For the six months ended April 30, 2017, the management fee was equivalent to an annual rate of 1.05% of the Fund’s average daily net assets.

Notes to financial statements (unaudited)	Wells Fargo Emerging Markets Equity Fund	25

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.65% and declining to 0.45% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C	0.21%
Class R6	0.03
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through February 28, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.58% for Class A shares, 2.33% for Class B shares, 2.33% for Class C shares, 1.15% for Class R6 shares, 1.46% for Administrator Class shares, and 1.19% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prior to March 1, 2017, the Fund’s expenses were capped at 1.61% for Class A shares, 2.36% for Class B shares, 2.36% for Class C shares, 1.18% for Class R6 shares, 1.49% for Administrator Class shares, and 1.22% for Institutional Class shares.

During the six months ended April 30, 2017, State Street Bank and Trust Company, the Fund’s custodian, reimbursed the Fund $21,642 for certain out-of-pocket expenses that were billed to the Fund in error from 1998-2015. This amount is included in dividend income on the Statement of Operations. In addition, Funds Management was also reimbursed $63,842 for waivers/reimbursements it made to the Fund during the period the Fund was erroneously billed.

Distribution fees

The Trust has adopted a distribution plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), and the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended April 30, 2017, Funds Distributor received $6,872 from the sale of Class A shares and $368 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2017 were $528,466,826 and $731,326,970, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo affiliates pursuant to Rule 17a-7 of the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

26	Wells Fargo Emerging Markets Equity Fund	Notes to financial statements (unaudited)

6. DERIVATIVE TRANSACTIONS

During the six months ended April 30, 017, the Fund entered into forward foreign currency contracts for economic hedging purposes.

As of April 30, 2017, the Fund did not have any open forward foreign currency contracts. The Fund had average contract amounts of $329,258 in forward foreign currency contracts to buy during the six months ended April 30, 2017.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the appropriate financial statements.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended April 30, 2017, there were no borrowings by the Fund under the agreement.

8. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of geographic regions. A fund that invest a substantial portion of their assets in any geographic region may be more affected by changes in that geographic region than would be a fund whose investments are not heavily weighted in any geographic region.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, FASB issued Accounting Standards Update (“ASU”) No. 2016-19, Technical Corrections and Improvements. ASU 2016-19 includes an amendment to FASB ASC Topic 820, Fair Value Measurement which clarifies the difference between a valuation approach and a valuation technique. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. The disclosure requirements are effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2016. Management is currently evaluating the potential impact of this new guidance to the financial statements.

11. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

Other information (unaudited)	Wells Fargo Emerging Markets Equity Fund	27

TAX INFORMATION

Pursuant to Section 853 of the Internal Revenue Code, the following amounts have been designated as foreign taxes paid for the fiscal year ended October 31, 2016. These amounts may be less than the actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. None of the income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Creditable foreign taxes paid	Per share amount	Foreign income as % of ordinary income distributions
$5,393,476	$0.0364	94.53%

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo Emerging Markets Equity Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 138 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Emerging Markets Equity Fund	29

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996; Vice Chairman, since 2017	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 69 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

30	Wells Fargo Emerging Markets Equity Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals:
1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

303214 06-17 SA238/SAR238 04-17

Semi-Annual Report

April 30, 2017

Wells Fargo

Emerging Markets Equity Income Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of April 30, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Emerging Markets Equity Income Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Despite heightened market volatility at times, in general, global stocks delivered double-digit returns while bond markets were hurt by a rise in interest rates during the latter part of 2016.

Dear Shareholder:

As the new president of Wells Fargo Funds, now that Karla Rabusch is retiring from that position after nearly 14 years, I am pleased to offer you this semi-annual report for the Wells Fargo Emerging Markets Equity Income Fund for the six-month period that ended April 30, 2017. Despite heightened market volatility at times, in general, global stocks delivered double-digit returns while bond markets were hurt by a rise in interest rates during the latter part of 2016. U.S. and international stocks returned 13.31% and 10.37% for the six-month period, respectively, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -0.67%.

During the last two months of 2016, prospects for faster growth and higher interest rates in the U.S. influenced markets.

Following Donald Trump’s election as president in early November, U.S. stocks began to rally. Investors appeared optimistic that the new administration would usher in a series of progrowth policies, and supportive economic news helped the rally carry through the end of 2016. The buoyant environment sent interest rates higher as well. At its mid-December meeting, Fed officials raised their short-term target interest rate for the first time in a year by a quarter percentage point to between 0.50% and 0.75%. Outside of the U.S., the prospects for faster U.S. growth appeared to trigger some acceleration in Europe. The improvement may be partly attributable to expectations for further strengthening of the U.S. dollar, which in turn could improve demand for European goods in the U.S. due to weakening of the euro relative to the dollar. Rising inflation across the eurozone and Japan caused an upward shift in yield curves in those areas, although developed-country bond yields remained significantly lower than U.S. Treasury yields.

Globally, stocks delivered positive results and economies showed improvement in the first four months of 2017.

Stocks rallied globally, supported by signs of improvement in the U.S. and global economies. In the U.S., hiring remained strong and business and consumer sentiment improved. Meanwhile, inflation inched up. In March, Fed officials raised their short-term target interest rate by a quarter percentage point to between 0.75% and 1.00%. With the Fed’s target-rate increase, short-term bond yields rose. Longer-term Treasury yields were little changed, however, leading to positive performance. Investment-grade corporate bonds and high-yield bonds benefited from strong demand. Municipal bond returns were also positive during the first four months of 2017, helped by strong demand and constrained new-issue supply. Outside the U.S., stocks in emerging markets benefited from both global economic growth and recent weakening in the U.S. dollar. European stocks also advanced as political risk declined. In the first round of the French presidential elections, Emmanuel Macron, a pro-EU candidate, garnered the most votes. Non-U.S. bonds also benefited from a decline in perceived risk, with credit spreads continuing to narrow.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Emerging Markets Equity Income Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Emerging Markets Equity Income Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks to achieve long-term capital appreciation and current income.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Anthony L.T. Cragg

Alison Shimada

Average annual total returns (%) as of April 30, 20171

		Including sales charge		Excluding sales charge		Expense ratios[2] (%)
	Inception date	1 year	Since inception	1 year	Since inception	Gross	Net[3]
Class A (EQIAX)	5-31-2012	5.45	3.89	11.83	5.15	1.72	1.65
Class C (EQICX)	5-31-2012	10.06	4.38	11.06	4.38	2.47	2.40
Class R (EQIHX)	9-30-2015	–	–	11.58	4.89	1.97	1.90
Class R6 (EQIRX)	9-30-2015	–	–	12.36	5.60	1.29	1.20
Administrator Class (EQIDX)	5-31-2012	–	–	12.18	5.39	1.64	1.48
Institutional Class (EQIIX)	5-31-2012	–	–	12.25	5.57	1.39	1.25
MSCI EM Index (Net)[4]	–	–	–	19.13	4.00	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of investment (relative to the broader market). The Fund is exposed to smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Emerging Markets Equity Income Fund	5

Ten largest holdings (%) as of April 30, 2017[5]
Samsung Electronics Company Limited	3.26
China Construction Bank H Shares	3.00
Industrial & Commercial Bank of China Limited H Shares	2.80
China Petroleum & Chemical Corporation H Shares	2.07
Taiwan Semiconductor Manufacturing Company Limited	1.95
China Mobile Limited	1.93
Itausa Investimentos Itau SA	1.88
Banco Bradesco SA	1.85
SK Telecom Company Limited ADR	1.73
Hon Hai Precision Industry Company Limited	1.58

Country allocation as of April 30, 2017[6]

Sector distribution as of April 30, 2017[6]

[1]	Historical performance shown for the Class R shares prior to their inception reflects the performance of the Administrator Class shares, adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Class R6 shares would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.03% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The manager has contractually committed through February 28, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Operating Expenses After Fee Waiver at 1.62% for Class A, 2.37% for Class C, 1.87% for Class R, 1.17% for Class R6, 1.45% for Administrator Class, and 1.22% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	The Morgan Stanley Capital International (MSCI) Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 23 emerging markets country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Emerging Markets Equity Income Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2016 to April 30, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11-1-2016	Ending account value 4-30-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,061.69	$8.38	1.64%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.66	$8.20	1.64%
Class C
Actual	$1,000.00	$1,057.41	$12.19	2.39%
Hypothetical (5% return before expenses)	$1,000.00	$1,012.94	$11.93	2.39%
Class R
Actual	$1,000.00	$1,059.51	$9.65	1.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.42	$9.44	1.89%
Class R6
Actual	$1,000.00	$1,063.76	$6.04	1.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.94	$5.91	1.18%
Administrator Class
Actual	$1,000.00	$1,062.68	$7.42	1.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.25	1.45%
Institutional Class
Actual	$1,000.00	$1,062.13	$6.34	1.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.21	1.24%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—April 30, 2017 (unaudited)	Wells Fargo Emerging Markets Equity Income Fund	7

Security name	Shares	Value

Common Stocks: 84.64%

Argentina: 0.49%
Banco Macro SA (Financials, Banks)	28,625	$2,453,735

Brazil: 5.58%
Ambev SA (Consumer Staples, Beverages)	409,900	2,358,115
Banco do Brasil SA (Financials, Banks)	599,700	6,206,627
BB Seguridade Participacoes SA (Financials, Insurance)	663,096	6,244,369
CCR SA (Industrials, Transportation Infrastructure)	628,100	3,502,582
Energisa SA (Utilities, Electric Utilities)	391,400	2,805,359
Itausa Investimentos Itau SA Interim Shares (Financials, Banks) †(a)	1,589	4,621
Petroleo Brasileiro SA ADR Class A (Energy, Oil, Gas & Consumable Fuels) †	519,970	4,539,338
WEG SA (Industrials, Machinery)	450,800	2,513,873

		28,174,884

Cayman Islands: 1.03%
ANTA Sports Products Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	377,000	1,059,023
Wynn Macau Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,871,600	4,114,544

		5,173,567

Chile: 0.96%
Enersis SA ADR (Utilities, Electric Utilities)	489,949	4,855,395

China: 23.17%
Anhui Conch Cement Company Limited H Shares (Materials, Construction Materials)	716,000	2,508,373
Bank of China Limited H Shares (Financials, Banks)	13,752,000	6,665,300
Beijing Capital International Airport Company Limited H Shares (Industrials, Transportation Infrastructure)	3,400,000	4,799,475
China Communications Construction Company Limited H Shares (Industrials, Construction & Engineering)	1,720,000	2,366,055
China Construction Bank H Shares (Financials, Banks)	18,641,000	15,146,030
China Galaxy Securities Company Limited H Shares (Financials, Capital Markets)	6,722,500	6,136,231
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	915,000	9,757,757
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	12,873,600	10,426,849
China Power International Development Limited (Utilities, Independent Power & Renewable Electricity Producers)	17,678,000	6,590,884
China Resources Land Limited (Real Estate, Real Estate Management & Development)	2,112,000	5,864,894
China State Construction International Holdings Limited (Industrials, Construction & Engineering)	2,048,000	3,717,724
CNOOC Limited (Energy, Oil, Gas & Consumable Fuels)	3,327,000	3,879,472
Huaneng Power International Incorporated H Shares (Utilities, Independent Power & Renewable Electricity Producers)	3,878,000	2,677,285
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	21,620,000	14,119,910
Nine Dragons Paper Holdings Limited (Materials, Paper & Forest Products)	1,524,000	1,645,799
PetroChina Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	8,272,000	5,827,786
PICC Property & Casualty Company Limited H Shares (Financials, Insurance)	2,752,000	4,429,608
Sinotrans Limited H Shares (Industrials, Air Freight & Logistics)	10,330,000	4,648,158
Zhejiang Expressway Company Limited (Industrials, Transportation Infrastructure)	1,928,000	2,399,357
Zijin Mining Group Company Limited H Shares (Materials, Metals & Mining)	9,484,000	3,353,025

		116,959,972

India: 6.16%
Bharat Petroleum Corporation Limited (Energy, Oil, Gas & Consumable Fuels)	372,616	4,166,082
Bharti Infratel Limited (Telecommunication Services, Diversified Telecommunication Services)	710,997	3,920,265

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Emerging Markets Equity Income Fund	Portfolio of investments—April 30, 2017 (unaudited)

Security name	Shares	Value

India (continued)
Coal India Limited (Energy, Oil, Gas & Consumable Fuels)	550,279	$2,366,465
Credit Analysis & Research Limited (Financials, Capital Markets)	22,420	550,289
HCL Technologies Limited (Information Technology, IT Services)	187,147	2,368,356
Hero Honda Motors Limited (Consumer Discretionary, Automobiles)	94,491	4,874,519
Infosys Technologies Limited (Information Technology, IT Services)	235,238	3,360,360
NTPC Limited (Utilities, Independent Power & Renewable Electricity Producers)	1,547,503	3,957,162
Oil & Natural Gas Corporation Limited (Energy, Oil, Gas & Consumable Fuels)	1,147,476	3,327,556
Vedanta Limited (Materials, Metals & Mining)	587,067	2,222,605

		31,113,659

Indonesia: 3.35%
PT Bank Rakyat Indonesia Tbk (Financials, Banks)	5,167,600	5,001,278
PT Cikarang Listrindo Tbk (Utilities, Independent Power & Renewable Electricity Producers)	19,197,400	1,857,952
PT Matahari Department Store Tbk (Consumer Discretionary, Multiline Retail)	2,474,100	2,710,020
PT Telekomunikasi Indonesia Persero Tbk (Telecommunication Services, Diversified Telecommunication Services)	22,374,500	7,335,626

		16,904,876

Luxembourg: 0.91%
Ternium SA (Materials, Metals & Mining)	181,060	4,584,439

Malaysia: 3.20%
Bursa Malaysia Bhd (Financials, Diversified Financial Services)	1,867,300	4,413,384
Malayan Banking Bhd (Financials, Banks)	1,162,400	2,565,260
Sime Darby Bhd (Industrials, Industrial Conglomerates)	1,678,100	3,606,697
Telecom Malaysia Bhd (Telecommunication Services, Diversified Telecommunication Services)	2,164,981	3,221,787
Tenaga Nasional Bhd (Utilities, Electric Utilities)	722,000	2,318,516

		16,125,644

Mexico: 2.34%
Grupo Aeroportuario del Centro Norte SAB de CV (Industrials, Transportation Infrastructure)	539,526	2,996,658
Grupo Financiero Banorte SAB de CV (Financials, Banks)	459,600	2,652,339
Grupo Financiero Santander SAB de CV Class B (Financials, Banks)	1,289,310	2,344,356
Wal-Mart de Mexico SAB de CV (Consumer Staples, Food & Staples Retailing)	1,705,428	3,841,125

		11,834,478

Philippines: 1.59%
Globe Telecom Incorporated (Telecommunication Services, Wireless Telecommunication Services)	56,805	2,362,470
Semirara Mining and Power Corporation (Energy, Oil, Gas & Consumable Fuels)	1,895,580	5,652,785

		8,015,255

Poland: 0.54%
Bank Pekao SA (Financials, Banks)	74,613	2,703,356

Russia: 2.18%
LUKOIL PJSC ADR (Energy, Oil, Gas & Consumable Fuels)	67,380	3,346,425
MegaFon OAO (Telecommunication Services, Wireless Telecommunication Services)	212,174	2,268,140
Moscow Exchange MICEX-RTS OAO (Financials, Diversified Financial Services) (a)	1,254,688	2,535,870
Severstal PAO GDR (Materials, Metals & Mining)	210,119	2,874,428

		11,024,863

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2017 (unaudited)	Wells Fargo Emerging Markets Equity Income Fund	9

Security name	Shares	Value

Singapore: 3.08%
Asian Pay Television Trust (Consumer Discretionary, Media)	4,457,600	$1,643,105
CapitaRetail China Trust (Real Estate, Equity REITs)	3,499,657	3,982,718
Jardine Cycle & Carriage Limited (Consumer Discretionary, Distributors)	113,900	3,850,336
Singapore Telecommunications Limited (Telecommunication Services, Diversified Telecommunication Services)	2,268,900	6,073,568

		15,549,727

South Africa: 3.70%
African Rainbow Minerals Limited (Materials, Metals & Mining)	275,891	1,744,480
Barclays Africa Group Limited (Financials, Banks)	270,604	2,976,619
FirstRand Limited (Financials, Diversified Financial Services)	1,458,030	5,438,802
Foschini Limited (Consumer Discretionary, Specialty Retail)	402,691	4,809,843
Sanlam Limited (Financials, Insurance)	701,323	3,720,272

		18,690,016

South Korea: 12.24%
Hana Financial Group Incorporated (Financials, Banks)	75,260	2,592,664
Hyundai Motor Company (Consumer Discretionary, Automobiles)	28,893	3,656,378
KB Financial Group Incorporated (Financials, Banks)	111,923	4,927,799
Korea Electric Power Corporation (Utilities, Electric Utilities)	159,504	6,356,891
Korea Reinsurance Company (Financials, Insurance)	399,604	3,968,297
POSCO (Materials, Metals & Mining)	22,967	5,399,132
S-Oil Corporation (Energy, Oil, Gas & Consumable Fuels)	55,237	4,839,730
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	8,404	16,477,128
Shinhan Financial Group Company Limited (Financials, Banks)	115,129	4,810,953
SK Telecom Company Limited ADR (Telecommunication Services, Wireless Telecommunication Services)	371,180	8,756,136

		61,785,108

Taiwan: 9.60%
Advanced Semiconductor Engineering Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	62,937	79,164
Cathay Financial Holding Company Limited (Financials, Insurance)	2,084,000	3,343,131
Chicony Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	716,000	1,889,019
CTBC Financial Holding Company Limited (Financials, Banks)	4,320,130	2,699,097
CTCI Corporation (Industrials, Construction & Engineering)	1,402,000	2,453,535
Delta Electronics Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	451,283	2,542,777
Hon Hai Precision Industry Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,442,630	7,998,802
Novatek Microelectronics Corporation Limited (Information Technology, Semiconductors & Semiconductor Equipment)	945,000	3,633,290
Siliconware Precision Industries Company (Information Technology, Semiconductors & Semiconductor Equipment)	1,415,000	2,293,378
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	1,529,000	9,856,833
Teco Electric & Machinery Company Limited (Industrials, Electrical Equipment)	3,660,000	3,627,125
Uni-President Enterprises Corporation (Consumer Staples, Food Products)	1,975,000	3,646,134
United Microelectronics Corporation ADR (Information Technology, Semiconductors & Semiconductor Equipment)	1,206,024	2,339,687
WPG Holdings Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,617,000	2,049,990

		48,451,962

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Emerging Markets Equity Income Fund	Portfolio of investments—April 30, 2017 (unaudited)

Security name		Shares	Value

Thailand: 2.54%
Charoen Pokphand Food PCL (Consumer Staples, Food Products)		2,891,200	$2,235,895
Land & Houses PCL (Real Estate, Real Estate Management & Development)		2,002,900	602,202
Land & Houses PCL (Real Estate, Real Estate Management & Development)		12,826,000	3,819,248
Major Cineplex Group PCL (Consumer Discretionary, Media)		2,467,000	2,496,242
Thai Beverage PCL (Consumer Staples, Beverages)		5,561,300	3,681,926

			12,835,513

Turkey: 0.55%
Tupras Turkiye Petrol Rafinerileri AS (Energy, Oil, Gas & Consumable Fuels)		110,937	2,795,327

United Arab Emirates: 0.66%
Abu Dhabi Commercial Bank PJSC (Financials, Banks)		1,769,645	3,334,044

United Kingdom: 0.77%
Polymetal International plc (Materials, Metals & Mining)		293,671	3,860,679

Total Common Stocks (Cost $390,695,322)			427,226,499

Exchange-Traded Funds: 0.49%

United States: 0.49%
VanEck Vectors Russia ETF		119,775	2,500,902

Total Exchange-Traded Funds (Cost $1,932,576)			2,500,902

	Expiration date
Participation Notes: 5.21%

China: 5.21%
HSBC Bank plc (Huayu Automotive Systems Company Limited) (Consumer Discretionary, Auto Components) †	8-24-2017	1,333,100	3,634,989
HSBC Bank plc (Inner Mongolia Yili Industrial Group Company Limited Class A) (Consumer Staples, Food Products) †	8-28-2017	666,000	1,765,712
HSBC Bank plc (Inner Mongolia Yili Industrial Group Company Limited) (Consumer Staples, Food Products) †	8-28-2017	258,577	685,544
HSBC Bank plc (Midea Group Company Limited Class A) (Consumer Discretionary, Household Durables) †	8-29-2017	512,000	2,502,239
HSBC Bank plc (Ningbo Green Electric Appliance Company Limited) (Consumer Discretionary, Household Durables) †	2-12-2019	600,499	2,877,206
UBS AG (Agricultural Bank of China Limited) (Financials, Banks) †	8-14-2017	5,083,200	2,494,585
UBS AG (Baoshan Iron & Steel Company Limited) (Materials, Metals & Mining) †	8-29-2017	5,326,961	4,826,238
UBS AG (Midea Group Company Limited Class A) (Consumer Discretionary, Household Durables) †	8-29-2017	857,133	4,188,968
UBS AG (Poly Real Estate Group Company Limited) (Real Estate, Real Estate Management & Development) †	8-29-2017	2,442,368	3,340,463

Total Participation Notes (Cost $24,082,208)			26,315,944

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2017 (unaudited)	Wells Fargo Emerging Markets Equity Income Fund	11

Security name	Dividend yield	Shares	Value

Preferred Stocks: 4.73%

Brazil: 4.73%
Banco Bradesco SA (Financials, Banks)	14.17%	885,300	$9,318,654
Companhia de Saneamento do Parana (Utilities, Water Utilities)	8.06	1,509,920	4,890,275
Itausa Investimentos Itau SA (Financials, Banks)	9.75	3,051,450	9,507,992
Itausa Investimentos Itau SA Preferred Interim Shares (Financials, Banks) †(a)	9.75	48,738	151,248

Total Preferred Stocks (Cost $18,040,435)			23,868,169

	Yield
Short-Term Investments: 4.48%

Investment Companies: 4.48%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.68	22,591,288	22,591,288

Total Short-Term Investments (Cost $22,591,288)			22,591,288

Total investments in securities (Cost $457,341,829) *	99.55%	502,502,802
Other assets and liabilities, net	0.45	2,258,740

Total net assets	100.00%	$504,761,542

†	Non-income-earning security

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $459,198,787 and unrealized gains (losses) consists of:

Gross unrealized gains	$52,222,444
Gross unrealized losses	(8,918,429)

Net unrealized gains	$43,304,015

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Emerging Markets Equity Income Fund	Statement of assets and liabilities—April 30, 2017 (unaudited)

Assets
Investments
In unaffiliated securities, at value (cost $434,750,541)	$479,911,514
In affiliated securities, at value (cost $22,591,288)	22,591,288

Total investments, at value (cost $457,341,829)	502,502,802
Foreign currency, at value (cost $4,364,161)	4,374,902
Receivable for investments sold	1,145,544
Receivable for Fund shares sold	2,353,185
Receivable for dividends	365,683
Prepaid expenses and other assets	22,516

Total assets	510,764,632

Liabilities
Payable for investments purchased	4,543,962
Payable for Fund shares redeemed	908,670
Management fee payable	396,657
Distribution fees payable	8,935
Administration fees payable	52,848
Accrued expenses and other liabilities	92,018

Total liabilities	6,003,090

Total net assets	$504,761,542

NET ASSETS CONSIST OF
Paid-in capital	$490,573,350
Undistributed net investment income	42,177
Accumulated net realized losses on investments	(31,027,954)
Net unrealized gains on investments	45,173,969

Total net assets	$504,761,542

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$17,614,448
Shares outstanding – Class A1	1,625,579
Net asset value per share – Class A	$10.84
Maximum offering price per share – Class A2	$11.50
Net assets – Class C	$14,494,021
Shares outstanding – Class C1	1,343,776
Net asset value per share – Class C	$10.79
Net assets – Class R	$29,475
Shares outstanding – Class R1	2,714
Net asset value per share – Class R	$10.86
Net assets – Class R6	$37,722,696
Shares outstanding – Class R6[1]	3,477,270
Net asset value per share – Class R6	$10.85
Net assets – Administrator Class	$12,092,890
Shares outstanding – Administrator Class[1]	1,108,671
Net asset value per share – Administrator Class	$10.91
Net assets – Institutional Class	$422,808,012
Shares outstanding – Institutional Class[1]	38,956,871
Net asset value per share – Institutional Class	$10.85

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended April 30, 2017 (unaudited)	Wells Fargo Emerging Markets Equity Income Fund	13

Investment income
Dividends (net of foreign withholding taxes of $634,698)	$5,915,301
Income from affiliated securities	44,810

Total investment income	5,960,111

Expenses
Management fee	2,489,892
Administration fees
Class A	24,440
Class C	13,967
Class R	29
Class R6	1,244
Administrator Class	10,331
Institutional Class	251,012
Shareholder servicing fees
Class A	29,096
Class C	16,628
Class R	35
Administrator Class	18,916
Distribution fees
Class C	49,883
Class R	35
Custody and accounting fees	139,233
Professional fees	24,813
Registration fees	80,996
Shareholder report expenses	48,937
Trustees’ fees and expenses	11,776
Other fees and expenses	10,002

Total expenses	3,221,265
Less: Fee waivers and/or expense reimbursements	(314,175)

Net expenses	2,907,090

Net investment income	3,053,021

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(10,556,758)
Forward foreign currency contract transactions	58,200

Net realized losses on investments	(10,498,558)
Net change in unrealized gains (losses) on investments	28,585,281

Net realized and unrealized gains (losses) on investments	18,086,723

Net increase in net assets resulting from operations	$21,139,744

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Emerging Markets Equity Income Fund	Statement of changes in net assets

	Six months ended April 30, 2017 (unaudited)		Year ended October 31, 2016

Operations
Net investment income		$3,053,021		$8,427,369
Net realized losses on investments		(10,498,558)		(12,750,447)
Net change in unrealized gains (losses) on investments		28,585,281		27,078,980

Net increase in net assets resulting from operations		21,139,744		22,755,902

Distributions to shareholders from
Net investment income
Class A		(139,637)		(520,415)
Class C		(31,839)		(196,473)
Class R		(132)		(512)
Class R6		(63,048)		(62,106)
Administrator Class		(59,467)		(1,092,920)
Institutional Class		(3,124,516)		(6,378,435)

Total distributions to shareholders		(3,418,639)		(8,250,861)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	718,514	7,378,675	1,710,525	16,669,000
Class C	247,194	2,582,206	735,242	7,145,583
Class R6	3,223,448	35,153,977	280,056	2,733,901
Administrator Class	227,824	2,311,884	3,295,035	31,905,381
Institutional Class	15,833,124	162,027,120	42,218,845	417,403,734

		209,453,862		475,857,599

Reinvestment of distributions
Class A	13,190	130,639	50,509	495,441
Class C	2,720	26,495	16,592	161,956
Class R	13	132	52	512
Class R6	5,988	63,048	6,334	62,106
Administrator Class	5,672	58,110	110,594	1,087,476
Institutional Class	274,083	2,781,059	526,646	5,191,655

		3,059,483		6,999,146

Payment for shares redeemed
Class A	(1,681,299)	(17,597,864)	(1,479,305)	(14,314,963)
Class C	(208,631)	(2,147,746)	(474,574)	(4,639,504)
Class R6	(4,081)	(43,929)	(37,131)	(356,931)
Administrator Class	(4,064,979)	(39,519,658)	(2,859,314)	(27,376,015)
Institutional Class	(18,605,773)	(186,340,530)	(14,607,459)	(140,452,239)

		(245,649,727)		(187,139,652)

Net increase (decrease) in net assets resulting from capital share transactions		(33,136,382)		295,717,093

Total increase (decrease) in net assets		(15,415,277)		310,222,134

Net assets
Beginning of period		520,176,819		209,954,685

End of period		$504,761,542		$520,176,819

Undistributed net investment income		$42,177		$407,795

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Emerging Markets Equity Income Fund	15

(For a share outstanding throughout each period)

	Six months ended April 30, 2017 (unaudited)	Year ended October 31
CLASS A		2016	2015	2014	2013	2012[1]
Net asset value, beginning of period	$10.27	$9.97	$11.33	$11.79	$11.17	$10.00
Net investment income	0.06	0.23 [2]	0.20	0.33	0.31	0.13
Net realized and unrealized gains (losses) on investments	0.57	0.29	(1.36)	(0.11)	0.88	1.15

Total from investment operations	0.63	0.52	(1.16)	0.22	1.19	1.28
Distributions to shareholders from
Net investment income	(0.06)	(0.22)	(0.20)	(0.31)	(0.34)	(0.11)
Net realized gains	0.00	0.00	0.00	(0.37)	(0.23)	0.00

Total distributions to shareholders	(0.06)	(0.22)	(0.20)	(0.68)	(0.57)	(0.11)
Net asset value, end of period	$10.84	$10.27	$9.97	$11.33	$11.79	$11.17
Total return[3]	6.17%	5.29%	(10.34)%	2.05%	10.94%	12.80%
Ratios to average net assets (annualized)
Gross expenses	1.73%	1.79%	1.89%	2.09%	2.88%	4.29%
Net expenses	1.64%	1.65%	1.65%	1.65%	1.65%	1.65%
Net investment income	0.90%	2.34%	2.22%	3.12%	2.64%	2.94%
Supplemental data
Portfolio turnover rate	43%	64%	84%	91%	85%	39%
Net assets, end of period (000s omitted)	$17,614	$26,459	$22,866	$14,010	$8,658	$628

[1]	For the period from May 31, 2012 (commencement of class operations) to October 31, 2012

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Emerging Markets Equity Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2017 (unaudited)	Year ended October 31
CLASS C		2016	2015	2014	2013	2012[1]
Net asset value, beginning of period	$10.23	$9.94	$11.32	$11.79	$11.16	$10.00
Net investment income	0.02	0.16 [2]	0.14	0.23	0.22	0.10
Net realized and unrealized gains (losses) on investments	0.56	0.28	(1.38)	(0.08)	0.89	1.13

Total from investment operations	0.58	0.44	(1.24)	0.15	1.11	1.23
Distributions to shareholders from
Net investment income	(0.02)	(0.15)	(0.14)	(0.25)	(0.25)	(0.07)
Net realized gains	0.00	0.00	0.00	(0.37)	(0.23)	0.00

Total distributions to shareholders	(0.02)	(0.15)	(0.14)	(0.62)	(0.48)	(0.07)
Net asset value, end of period	$10.79	$10.23	$9.94	$11.32	$11.79	$11.16
Total return[3]	5.74%	4.53%	(10.95)%	1.27%	10.11%	12.49%
Ratios to average net assets (annualized)
Gross expenses	2.47%	2.54%	2.64%	2.83%	3.81%	5.03%
Net expenses	2.39%	2.40%	2.40%	2.40%	2.40%	2.41%
Net investment income	0.32%	1.62%	1.45%	2.17%	1.80%	2.24%
Supplemental data
Portfolio turnover rate	43%	64%	84%	91%	85%	39%
Net assets, end of period (000s omitted)	$14,494	$13,327	$10,190	$6,390	$2,028	$562

[1]	For the period from May 31, 2012 (commencement of class operations) to October 31, 2012

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Emerging Markets Equity Income Fund	17

(For a share outstanding throughout each period)

	Six months ended April 30, 2017 (unaudited)	Year ended October 31
CLASS R		2016	2015[1]
Net asset value, beginning of period	$10.30	$9.99	$9.44
Net investment income (loss)	0.04	0.20 [2]	(0.01)[2]
Net realized and unrealized gains (losses) on investments	0.57	0.30	0.56

Total from investment operations	0.61	0.50	0.55
Distributions to shareholders from
Net investment income	(0.05)	(0.19)	(0.00)[3]
Net asset value, end of period	$10.86	$10.30	$9.99
Total return[4]	5.95%	5.13%	5.87%
Ratios to average net assets (annualized)
Gross expenses	1.97%	2.04%	2.10%
Net expenses	1.89%	1.90%	1.90%
Net investment income (loss)	0.82%	2.09%	(0.90)%
Supplemental data
Portfolio turnover rate	43%	64%	84%
Net assets, end of period (000s omitted)	$29	$28	$26

[1]	For the period from September 30, 2015 (commencement of class operations) to October 31, 2015

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Emerging Markets Equity Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2017 (unaudited)	Year ended October 31
CLASS R6		2016	2015[1]
Net asset value, beginning of period	$10.29	$9.97	$9.42
Net investment income (loss)	0.10 [2]	0.30 [2]	(0.00)[2,3]
Net realized and unrealized gains (losses) on investments	0.55	0.27	0.56

Total from investment operations	0.65	0.57	0.56
Distributions to shareholders from
Net investment income	(0.09)	(0.25)	(0.01)
Net asset value, end of period	$10.85	$10.29	$9.97
Total return[4]	6.38%	5.90%	5.91%
Ratios to average net assets (annualized)
Gross expenses	1.23%	1.36%	1.40%
Net expenses	1.18%	1.20%	1.20%
Net investment income (loss)	1.84%	3.05%	(0.19)%
Supplemental data
Portfolio turnover rate	43%	64%	84%
Net assets, end of period (000s omitted)	$37,723	$2,592	$26

[1]	For the period from September 30, 2015 (commencement of class operations) to October 31, 2015

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Emerging Markets Equity Income Fund	19

(For a share outstanding throughout each period)

	Six months ended April 30, 2017 (unaudited)	Year ended October 31
ADMINISTRATOR CLASS		2016	2015	2014	2013	2012[1]
Net asset value, beginning of period	$10.32	$10.00	$11.35	$11.80	$11.17	$10.00
Net investment income	0.04 [2]	0.25 [2]	0.23	0.33 [2]	0.32	0.14
Net realized and unrealized gains (losses) on investments	0.60	0.29	(1.37)	(0.08)	0.89	1.14

Total from investment operations	0.64	0.54	(1.14)	0.25	1.21	1.28
Distributions to shareholders from
Net investment income	(0.05)	(0.22)	(0.21)	(0.33)	(0.35)	(0.11)
Net realized gains	0.00	0.00	0.00	(0.37)	(0.23)	0.00

Total distributions to shareholders	(0.05)	(0.22)	(0.21)	(0.70)	(0.58)	(0.11)
Net asset value, end of period	$10.91	$10.32	$10.00	$11.35	$11.80	$11.17
Total return[3]	6.27%	5.56%	(10.12)%	2.30%	11.13%	12.89%
Ratios to average net assets (annualized)
Gross expenses	1.63%	1.71%	1.76%	1.91%	2.94%	4.14%
Net expenses	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%
Net investment income	0.81%	2.54%	2.38%	2.89%	2.70%	3.17%
Supplemental data
Portfolio turnover rate	43%	64%	84%	91%	85%	39%
Net assets, end of period (000s omitted)	$12,093	$50,970	$43,928	$52,896	$13,527	$5,285

[1]	For the period from May 31, 2012 (commencement of class operations) to October 31, 2012

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Emerging Markets Equity Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2017 (unaudited)	Year ended October 31
INSTITUTIONAL CLASS		2016	2015	2014	2013	2012[1]
Net asset value, beginning of period	$10.30	$9.98	$11.34	$11.79	$11.17	$10.00
Net investment income	0.08	0.27 [2]	0.25 [2]	0.35	0.34	0.15
Net realized and unrealized gains (losses) on investments	0.55	0.30	(1.36)	(0.07)	0.89	1.14

Total from investment operations	0.63	0.57	(1.11)	0.28	1.23	1.29
Distributions to shareholders from
Net investment income	(0.08)	(0.25)	(0.25)	(0.36)	(0.38)	(0.12)
Net realized gains	0.00	0.00	0.00	(0.37)	(0.23)	0.00

Total distributions to shareholders	(0.08)	(0.25)	(0.25)	(0.73)	(0.61)	(0.12)
Net asset value, end of period	$10.85	$10.30	$9.98	$11.34	$11.79	$11.17
Total return[3]	6.21%	5.84%	(9.95)%	2.52%	11.32%	12.98%
Ratios to average net assets (annualized)
Gross expenses	1.39%	1.45%	1.51%	1.62%	2.74%	3.92%
Net expenses	1.24%	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income	1.44%	2.75%	2.41%	3.69%	2.88%	3.39%
Supplemental data
Portfolio turnover rate	43%	64%	84%	91%	85%	39%
Net assets, end of period (000s omitted)	$422,808	$426,801	$132,918	$35,114	$6,077	$5,082

[1]	For the period from May 31, 2012 (commencement of class operations) to October 31, 2012

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Emerging Markets Equity Income Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Emerging Markets Equity Income Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2017, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

22	Wells Fargo Emerging Markets Equity Income Fund	Notes to financial statements (unaudited)

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Participation notes

The Fund may invest in participation notes to gain exposure to securities in certain foreign markets. Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying foreign security. Participation notes involve transaction costs, which may be higher than those applicable to the underlying foreign security. The holder of the participation note is entitled to receive from the bank or broker-dealer, an amount equal to the dividend paid by the issuer of the underlying foreign security; however, the holder is not entitled to the same rights (i.e. dividends, voting rights) as an owner of the underlying foreign security. Investments in participation notes involve risks beyond those normally associated with a direct investment in an underlying security. The Fund has no rights against the issuer of the underlying foreign security and participation notes expose the Fund to counterparty risk in the event the counterparty does not perform. There is also no assurance there will be a secondary trading market for the participation note or that the trading price of the participation note will equal the underlying value of the foreign security that it seeks to replicate.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Notes to financial statements (unaudited)	Wells Fargo Emerging Markets Equity Income Fund	23

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of October 31, 2016, the Fund had capital loss carryforwards which consist of $14,095,175 in short-term capital losses and $5,166,871 in long-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

24	Wells Fargo Emerging Markets Equity Income Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Argentina	$2,453,735	$0	$0	$2,453,735
Brazil	28,170,263	4,621	0	28,174,884
Cayman Islands	5,173,567	0	0	5,173,567
Chile	4,855,395	0	0	4,855,395
China	116,959,972	0	0	116,959,972
India	31,113,659	0	0	31,113,659
Indonesia	16,904,876	0	0	16,904,876
Luxembourg	4,584,439	0	0	4,584,439
Malaysia	16,125,644	0	0	16,125,644
Mexico	11,834,478	0	0	11,834,478
Philippines	8,015,255	0	0	8,015,255
Poland	2,703,356	0	0	2,703,356
Russia	8,488,993	2,535,870	0	11,024,863
Singapore	15,549,727	0	0	15,549,727
South Africa	18,690,016	0	0	18,690,016
South Korea	61,785,108	0	0	61,785,108
Taiwan	48,451,962	0	0	48,451,962
Thailand	12,835,513	0	0	12,835,513
Turkey	2,795,327	0	0	2,795,327
United Arab Emirates	3,334,044	0	0	3,334,044
United Kingdom	3,860,679	0	0	3,860,679

Exchange-traded funds
United States	2,500,902	0	0	2,500,902

Participation notes
China	0	26,315,944	0	26,315,944

Preferred stocks
Brazil	23,716,921	151,248	0	23,868,169

Short-term investments
Investment companies	22,591,288	0	0	22,591,288
Total assets	$473,495,119	$29,007,683	$0	$502,502,802

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2017, the Fund did not have any transfers into/out of level 1, level 2, or level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 1.05% and declining to 0.945% as the average daily net assets of the Fund increase. Prior to March 1, 2017, Funds Management received a fee at an annual rate which started at 1.15% and declined to 0.955% as the average daily assets of the Fund increased. For the six months ended April 30, 2017, the management fee was equivalent to an annual rate of 1.11% of the Fund’s average daily net assets.

Notes to financial statements (unaudited)	Wells Fargo Emerging Markets Equity Income Fund	25

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.65% and declining to 0.45% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C, Class R	0.21%
Class R6	0.03
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through February 28, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.62% for Class A shares, 2.37% for Class C shares, 1.87% for Class R shares, 1.17% for Class R6 shares, 1.45% for Administrator Class shares, and 1.22% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prior to March 1, 2017, the Fund’s expenses were capped at 1.65% for Class A shares, 2.40% for Class C shares, 1.90% for Class R shares, 1.20% for Class R6 shares, 1.45% for Administrator Class shares, and 1.25% for Institutional Class shares.

During the six months ended April 30, 2017, State Street Bank and Trust Company, the Fund’s custodian, reimbursed the Fund $373 for certain out-of-pocket expenses that were billed to the Fund in error from 1998-2015. This amount is included in dividend income on the Statement of Operations. In addition, Funds Management was also reimbursed $2,063 for waivers/reimbursements it made to the Fund during the period the Fund was erroneously billed.

Distribution fees

The Trust has adopted a distribution plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended April 30, 2017, Funds Distributor received $6,506 from the sale of Class A shares and $939 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2017 were $190,235,116 and $231,502,504, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo affiliates pursuant to Rule 17a-7 of the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

26	Wells Fargo Emerging Markets Equity Income Fund	Notes to financial statements (unaudited)

6. DERIVATIVE TRANSACTIONS

During the six months ended April 30, 2017, the Fund entered into forward foreign currency contracts for economic hedging purposes.

As of April 30, 2017, the Fund did not have any open forward foreign currency contracts. The Fund had average contract amounts of $126,912 in forward foreign currency contracts to buy during the six months ended April 30, 2017.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the appropriate financial statements.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended April 30, 2017, there were no borrowings by the Fund under the agreement.

8. CONCENTRATION RISKS

Concentration risks result from exposure to a limited number of sectors or geographic regions. A fund that invests a substantial portion of its assets in any sector or geographic region may be more affected by changes in that sector or geographic region than would be a fund whose investments are not heavily weighted in any sector.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, FASB issued Accounting Standards Update (“ASU”) No. 2016-19, Technical Corrections and Improvements. ASU 2016-19 includes an amendment to FASB ASC Topic 820, Fair Value Measurement which clarifies the difference between a valuation approach and a valuation technique. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. The disclosure requirements are effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2016. Management is currently evaluating the potential impact of this new guidance to the financial statements.

11. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

Other information (unaudited)	Wells Fargo Emerging Markets Equity Income Fund	27

TAX INFORMATION

Pursuant to Section 853 of the Internal Revenue Code, the following amounts have been designated as foreign taxes paid for the fiscal year ended October 31, 2016. These amounts may be less than the actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. None of the income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Creditable foreign taxes paid	Per share amount	Foreign income as % of ordinary income distributions
$1,331,086	$0.0263	93.37%

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo Emerging Markets Equity Income Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 138 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Emerging Markets Equity Income Fund	29

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996; Vice Chairman, since 2017	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 69 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

30	Wells Fargo Emerging Markets Equity Income Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals:
1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

303215 06-17 SA262/SAR262 04-17

Semi-Annual Report

April 30, 2017

Wells Fargo Global Small Cap Fund

(formerly known as Wells Fargo Global Opportunities Fund)

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of April 30, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Global Small Cap Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Despite heightened market volatility at times, in general, global stocks delivered double-digit returns while bond markets were hurt by a rise in interest rates during the latter part of 2016.

Dear Shareholder:

As the new president of Wells Fargo Funds, now that Karla Rabusch is retiring from that position after nearly 14 years, I am pleased to offer you this semi-annual report for the Wells Fargo Global Small Cap Fund for the six-month period that ended April 30, 2017. Effective April 1, 2017, the Fund changed its name from Wells Fargo Global Opportunities Fund to Wells Fargo Global Small Cap Fund. Despite heightened market volatility at times, in general, global stocks delivered double-digit returns while bond markets were hurt by a rise in interest rates during the latter part of 2016. U.S. and international stocks returned 13.31% and 10.37% for the six-month period, respectively, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -0.67%.

During the last two months of 2016, prospects for faster growth and higher interest rates in the U.S. influenced markets.

Following Donald Trump’s election as president in early November, U.S. stocks began to rally. Investors appeared optimistic that the new administration would usher in a series of progrowth policies, and supportive economic news helped the rally carry through the end of 2016. The buoyant environment sent interest rates higher as well. At its mid-December meeting, Fed officials raised their short-term target interest rate for the first time in a year by a quarter percentage point to between 0.50% and 0.75%. Outside of the U.S., the prospects for faster U.S. growth appeared to trigger some acceleration in Europe. The improvement may be partly attributable to expectations for further strengthening of the U.S. dollar, which in turn could improve demand for European goods in the U.S. due to weakening of the euro relative to the dollar. Rising inflation across the eurozone and Japan caused an upward shift in yield curves in those areas, although developed-country bond yields remained significantly lower than U.S. Treasury yields.

Globally, stocks delivered positive results and economies showed improvement in the first four months of 2017.

Stocks rallied globally, supported by signs of improvement in the U.S. and global economies. In the U.S., hiring remained strong and business and consumer sentiment improved. Meanwhile, inflation inched up. In March, Fed officials raised their short-term target interest rate by a quarter percentage point to between 0.75% and 1.00%. With the Fed’s target-rate increase, short-term bond yields rose. Longer-term Treasury yields were little changed, however, leading to positive performance. Investment-grade corporate bonds and high-yield bonds benefited from strong demand. Municipal bond returns were also positive during the first four months of 2017, helped by strong demand and constrained new-issue supply. Outside the U.S., stocks in emerging markets benefited from both global economic growth and recent weakening in the U.S. dollar. European stocks also advanced as political risk declined. In the first round of the French presidential

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Global Small Cap Fund	3

elections, Emmanuel Macron, a pro-EU candidate, garnered the most votes. Non-U.S. bonds also benefited from a decline in perceived risk, with credit spreads continuing to narrow.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Global Small Cap Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Oleg Makhorine

Robert Rifkin, CFA®

James M. Tringas, CFA®, CPA

Bryant VanCronkhite, CFA®, CPA

Average annual total returns (%) as of April 30, 20171

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EKGAX)	3-16-1988	13.82	9.91	4.69	20.76	11.22	5.31	1.56	1.56
Class B (EKGBX)*	2-1-1993	14.88	10.11	4.76	19.88	10.38	4.76	2.31	2.31
Class C (EKGCX)	2-1-1993	18.88	10.39	4.53	19.88	10.39	4.53	2.31	2.31
Administrator Class (EKGYX)	1-13-1997	–	–	–	20.94	11.39	5.52	1.48	1.41
Institutional Class (EKGIX)	7-30-2010	–	–	–	21.24	11.67	5.70	1.23	1.16
S&P Developed SmallCap Index[4]	–	–	–	–	16.89	11.45	5.24	–	–

*	At the close of business on May 5, 2017, existing Class B shareholders were converted to Class A shareholders. Effective May 6, 2017, Class B shares are no longer offered by the Fund.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to geographic risk and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Global Small Cap Fund	5

Ten largest holdings (%) as of April 30, 2017[5]
Denny’s Corporation	1.74
ICU Medical Incorporated	1.73
Nomad Foods Limited	1.61
Douglas Dynamics Incorporated	1.57
Forward Air Corporation	1.52
ALLETE Incorporated	1.51
Haemonetics Corporation	1.51
Korn/Ferry International	1.50
Analogic Corporation	1.48
Gerresheimer AG	1.47

Country allocation as of April 30, 2017[6]

Sector distribution as of April 30, 2017[6]

[1]	Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns for Institutional Class shares would be higher. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Global Opportunities Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The manager has contractually committed through February 28, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Operating Expenses After Fee Waiver at 1.55% for Class A, 2.30% for Class B, 2.30% for Class C, 1.40% for Administrator Class, and 1.15% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	The S&P Developed SmallCap Index is a free-float-adjusted market-capitalization-weighted index designed to measure the equity market performance of small-capitalization companies located in developed markets. The index is composed of companies within the bottom 15% of the cumulative market capitalization in developed markets. The index covers all publicly listed equities with float-adjusted market values of U.S. $100 million or more and annual dollar value traded of at least U.S. $50 million in all included countries. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Global Small Cap Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2016 to April 30, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11-1-2016	Ending account value 4-30-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,141.27	$8.18	1.54%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.16	$7.70	1.54%
Class B
Actual	$1,000.00	$1,137.17	$12.13	2.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.44	$11.43	2.29%
Class C
Actual	$1,000.00	$1,137.12	$12.13	2.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.44	$11.43	2.29%
Administrator Class
Actual	$1,000.00	$1,141.94	$7.44	1.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.85	$7.00	1.40%
Institutional Class
Actual	$1,000.00	$1,143.46	$6.11	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76	1.15%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—April 30, 2017 (unaudited)	Wells Fargo Global Small Cap Fund	7

Security name	Shares	Value

Common Stocks: 90.54%

Australia: 1.23%
Ansell Limited (Health Care, Health Care Equipment & Supplies)	135,976	$2,423,288
Inghams Group Limited (Consumer Staples, Food Products)	247,416	579,880

		3,003,168

Austria: 0.72%
Mayr-Melnhof Karton AG (Materials, Containers & Packaging)	10,231	1,237,053
Zumtobel Group AG (Industrials, Electrical Equipment)	25,315	528,073

		1,765,126

Canada: 7.19%
Colliers International Group (Real Estate, Real Estate Management & Development)	39,753	1,946,515
Cott Corporation (Consumer Staples, Beverages)	156,635	2,060,851
Great Canadian Gaming Corporation (Consumer Discretionary, Hotels, Restaurants & Leisure) †	77,622	1,385,772
Maple Leaf Foods Incorporated (Consumer Staples, Food Products)	61,025	1,527,581
MTY Food Group Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	50,294	1,727,250
Mullen Group Limited (Energy, Energy Equipment & Services)	107,591	1,179,911
Novanta Incorporated (Information Technology, Electronic Equipment, Instruments & Components) †	116,105	3,256,745
Parex Resources Incorporated (Energy, Oil, Gas & Consumable Fuels) †	96,236	1,194,975
Source Energy Services Limited (Energy, Energy Equipment & Services) †	125,000	902,897
Tesco Corporation (Energy, Energy Equipment & Services) †	158,800	1,040,140
Western Forest Products Incorporated (Materials, Paper & Forest Products)	850,117	1,338,963

		17,561,600

Finland: 0.50%
Metsa Board OYJ (Materials, Paper & Forest Products)	171,648	1,219,084

France: 1.87%
ALTEN SA (Information Technology, IT Services)	28,939	2,452,508
M6 Metropole Television SA (Consumer Discretionary, Media)	93,186	2,123,029

		4,575,537

Germany: 5.21%
Cancom SE (Information Technology, IT Services) «	42,061	2,488,781
Gerresheimer AG (Health Care, Life Sciences Tools & Services)	45,830	3,595,426
Krones AG (Industrials, Machinery) «	12,891	1,530,596
SMA Solar Technology AG (Information Technology, Semiconductors & Semiconductor Equipment) «	58,058	1,502,327
TAG Immobilien AG (Real Estate, Real Estate Management & Development)	137,371	1,955,771
TLG Immobilien AG (Real Estate, Real Estate Management & Development)	81,158	1,642,130

		12,715,031

Hong Kong: 0.96%
Sunlight REIT (Real Estate, Equity REITs)	3,763,000	2,336,651

Ireland: 1.09%
Endo International plc (Health Care, Pharmaceuticals) †	59,000	670,830
Horizon Pharma plc (Health Care, Pharmaceuticals) †	129,700	1,994,786

		2,665,616

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Global Small Cap Fund	Portfolio of investments—April 30, 2017 (unaudited)

Security name	Shares	Value

Israel: 1.44%
Orbotech Limited (Information Technology, Electronic Equipment, Instruments & Components) †	106,827	$3,517,813

Italy: 1.20%
Azimut Holding SpA (Financials, Capital Markets)	64,206	1,253,317
Davide Campari-Milano SpA (Consumer Staples, Beverages)	141,029	1,668,344

		2,921,661

Japan: 9.18%
Aeon Delight Company Limited (Industrials, Commercial Services & Supplies)	108,400	3,306,212
DTS Corporation (Information Technology, IT Services)	87,400	2,290,942
Ezaki Glico Company Limited (Consumer Staples, Food Products)	30,900	1,627,118
FamilyMart Company Limited (Consumer Staples, Food & Staples Retailing)	18,400	1,039,874
Fuji Seal International Incorporated (Materials, Containers & Packaging)	67,000	1,595,138
Meitec Corporation (Industrials, Professional Services)	59,400	2,565,696
Musashi Seimitsu Industry Company Limited (Consumer Discretionary, Auto Components)	39,400	967,019
Nihon Parkerizing Company Limited (Materials, Chemicals)	170,100	2,183,567
ORIX JREIT Incorporated (Real Estate, Equity REITs)	1,088	1,725,574
OSG Corporation (Industrials, Machinery) «	62,500	1,286,723
Ship Healthcare Holdings Incorporated (Health Care, Health Care Providers & Services)	52,100	1,400,706
Sumitomo Warehouse Company Limited (Industrials, Transportation Infrastructure)	202,000	1,224,956
Taikisha Limited (Industrials, Construction & Engineering)	48,500	1,207,769

		22,421,294

Netherlands: 0.87%
Frank’s International NV (Energy, Energy Equipment & Services) «	130,800	1,190,280
TKH Group NV (Industrials, Electrical Equipment)	19,992	919,001

		2,109,281

Spain: 3.20%
Almirall SA (Health Care, Pharmaceuticals)	139,327	2,516,328
Merlin Properties Socimi SA (Real Estate, Equity REITs) «	160,285	1,897,012
Prosegur Compania de Seguridad SA (Industrials, Commercial Services & Supplies)	173,358	1,131,145
Viscofan SA (Consumer Staples, Food Products)	37,829	2,263,919

		7,808,404

Sweden: 0.40%
Rezidor Hotel Group AB (Consumer Discretionary, Hotels, Restaurants & Leisure) «	263,630	982,217

Switzerland: 1.84%
Aryzta AG (Consumer Staples, Food Products)	29,419	955,304
Bucher Industries AG (Industrials, Machinery)	2,703	871,344
OC Oerlikon Corporation AG (Information Technology, Electronic Equipment, Instruments & Components)	222,432	2,671,420

		4,498,068

United Kingdom: 10.85%
Berendsen plc (Industrials, Commercial Services & Supplies)	90,107	979,168
Bovis Homes Group plc (Consumer Discretionary, Household Durables)	62,815	748,900
Britvic plc (Consumer Staples, Beverages)	222,231	1,914,092
Consort Medical plc (Health Care, Health Care Equipment & Supplies)	45,055	606,894

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2017 (unaudited)	Wells Fargo Global Small Cap Fund	9

Security name	Shares	Value

United Kingdom (continued)
Domino’s Pizza Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	329,461	$1,410,302
Elementis plc (Materials, Chemicals)	459,799	1,811,606
Hunting plc (Energy, Energy Equipment & Services)	199,757	1,455,329
Jupiter Fund Management plc (Financials, Capital Markets)	262,284	1,612,264
Keller Group plc (Industrials, Construction & Engineering)	90,011	1,079,551
Lancashire Holdings Limited (Financials, Insurance)	156,710	1,385,275
Mears Group plc (Industrials, Commercial Services & Supplies)	233,426	1,575,156
Micro Focus International plc (Information Technology, Software)	68,206	2,286,249
NCC Group plc (Information Technology, IT Services)	895,060	1,651,975
Nomad Foods Limited (Consumer Staples, Food Products) †	332,653	3,925,305
Savills plc (Real Estate, Real Estate Management & Development)	163,390	1,965,974
Steris plc (Health Care, Health Care Equipment & Supplies)	24,985	1,843,893
Stock Spirits Group plc (Consumer Staples, Beverages)	109,708	248,664

		26,500,597

United States: 42.79%
ACI Worldwide Incorporated (Information Technology, Software) †	154,200	3,313,758
ALLETE Incorporated (Utilities, Electric Utilities)	52,900	3,698,239
Analogic Corporation (Health Care, Health Care Equipment & Supplies)	50,324	3,615,779
AptarGroup Incorporated (Materials, Containers & Packaging)	42,700	3,428,810
Aspen Insurance Holdings Limited (Financials, Insurance)	58,200	3,046,770
Belden Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	39,700	2,767,090
Berkshire Hills Bancorp Incorporated (Financials, Banks)	56,800	2,130,000
Casey’s General Stores Incorporated (Consumer Staples, Food & Staples Retailing) «	23,100	2,588,817
Compass Minerals International Incorporated (Materials, Metals & Mining) «	46,100	3,042,600
Denny’s Corporation (Consumer Discretionary, Hotels, Restaurants & Leisure) †	334,300	4,245,610
Douglas Dynamics Incorporated (Industrials, Machinery)	120,142	3,832,530
Forward Air Corporation (Industrials, Air Freight & Logistics)	69,600	3,700,632
GCP Applied Technologies Incorporated (Materials, Chemicals) †	46,975	1,545,478
Gibraltar Industries Incorporated (Industrials, Building Products) †	16,200	635,850
Global Brass & Copper Holdings Incorporated (Industrials, Machinery)	46,300	1,650,595
Guess? Incorporated (Consumer Discretionary, Specialty Retail)	148,000	1,651,680
Haemonetics Corporation (Health Care, Health Care Equipment & Supplies) †	88,076	3,688,623
HB Fuller Company (Materials, Chemicals)	47,900	2,530,557
Helen of Troy Limited (Consumer Discretionary, Household Durables) †	37,600	3,534,400
ICU Medical Incorporated (Health Care, Health Care Equipment & Supplies) †	27,400	4,214,120
Innoviva Incorporated (Health Care, Pharmaceuticals) †	273,508	3,223,292
Keane Group Incorporated (Energy, Energy Equipment & Services) «†	85,974	1,188,161
Korn/Ferry International (Industrials, Professional Services)	113,400	3,674,160
Mueller Industries Incorporated (Industrials, Machinery)	82,800	2,652,912
NetScout Systems Incorporated (Information Technology, Communications Equipment) †	72,400	2,725,860
PAREXEL International Corporation (Health Care, Life Sciences Tools & Services) †	42,600	2,719,158
Parkway Incorporated (Real Estate, Equity REITs)	139,500	2,810,925
PharMerica Corporation (Health Care, Health Care Providers & Services) †	37,200	877,920
Progress Software Corporation (Information Technology, Software)	101,300	3,010,636
Quanex Building Products Corporation (Industrials, Building Products)	156,508	3,192,763
Ryder System Incorporated (Industrials, Road & Rail)	38,800	2,634,908
Schweitzer-Mauduit International Incorporated (Materials, Paper & Forest Products)	46,857	2,017,194
Simpson Manufacturing Company Incorporated (Industrials, Building Products)	52,770	2,201,037

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Global Small Cap Fund	Portfolio of investments—April 30, 2017 (unaudited)

Security name		Shares	Value

United States (continued)
Smart Sand Incorporated (Energy, Energy Equipment & Services) «†		81,900	$997,542
Thermon Group Holdings Incorporated (Industrials, Electrical Equipment) †		106,400	2,181,200
Vishay Intertechnology Incorporated (Information Technology, Electronic Equipment, Instruments & Components)		100,233	1,638,810
WD-40 Company (Consumer Staples, Household Products)		26,200	2,747,070
Weingarten Realty Investors (Real Estate, Equity REITs)		57,800	1,894,106
Westwood Holdings Group Incorporated (Financials, Capital Markets)		58,050	3,239,190

			104,488,782

Total Common Stocks (Cost $183,866,656)			221,089,930

	Yield
Short-Term Investments: 14.72%

Investment Companies: 14.72%
Securities Lending Cash Investment LLC (l)(r)(u)	1.03%	14,491,930	14,493,379
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.68	21,455,075	21,455,075

Total Short-Term Investments (Cost $35,947,664)			35,948,454

Total investments in securities (Cost $219,814,320) *	105.26%	257,038,384
Other assets and liabilities, net	(5.26)	(12,839,880)

Total net assets	100.00%	$244,198,504

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $222,023,612 and unrealized gains (losses) consists of:

Gross unrealized gains	$40,366,181
Gross unrealized losses	(5,351,409)

Net unrealized gains	$35,014,772

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—April 30, 2017 (unaudited)	Wells Fargo Global Small Cap Fund	11

Assets
Investments
In unaffiliated securities (including $13,944,609 of securities loaned), at value (cost $183,866,656)	$221,089,930
In affiliated securities, at value (cost $35,947,664)	35,948,454

Total investments, at value (cost $219,814,320)	257,038,384
Foreign currency, at value (cost $2,006,523)	2,055,663
Receivable for investments sold	3,065,376
Receivable for Fund shares sold	225,663
Receivable for dividends	514,915
Receivable for securities lending income	26,171
Prepaid expenses and other assets	62,246

Total assets	262,988,418

Liabilities
Payable for investments purchased	3,435,661
Payable for Fund shares redeemed	465,550
Payable upon receipt of securities loaned	14,492,302
Management fee payable	184,869
Distribution fees payable	21,420
Administration fees payable	37,263
Accrued expenses and other liabilities	152,849

Total liabilities	18,789,914

Total net assets	$244,198,504

NET ASSETS CONSIST OF
Paid-in capital	$194,862,150
Undistributed net investment income	829,116
Accumulated net realized gains on investments	11,232,717
Net unrealized gains on investments	37,274,521

Total net assets	$244,198,504

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$143,085,001
Shares outstanding – Class A1	3,472,669
Net asset value per share – Class A	$41.20
Maximum offering price per share – Class A2	$43.71
Net assets – Class B	$444,614
Shares outstanding – Class B1	14,703
Net asset value per share – Class B	$30.24
Net assets – Class C	$34,279,765
Shares outstanding – Class C1	1,128,321
Net asset value per share – Class C	$30.38
Net assets – Administrator Class	$27,664,378
Shares outstanding – Administrator Class[1]	644,095
Net asset value per share – Administrator Class	$42.95
Net assets – Institutional Class	$38,724,746
Shares outstanding – Institutional Class[1]	904,691
Net asset value per share – Institutional Class	$42.80

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Global Small Cap Fund	Statement of operations—six months ended April 30, 2017 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $88,240)	$2,492,985
Securities lending income, net	142,422
Income from affiliated securities	34,413

Total investment income	2,669,820

Expenses
Management fee	1,091,860
Administration fees
Class A	150,147
Class B	778
Class C	35,516
Administrator Class	17,577
Institutional Class	16,420
Shareholder servicing fees
Class A	178,747
Class B	926
Class C	42,282
Administrator Class	33,588
Distribution fees
Class B	2,777
Class C	126,845
Custody and accounting fees	45,034
Professional fees	35,422
Registration fees	31,590
Shareholder report expenses	22,781
Trustees’ fees and expenses	9,830
Other fees and expenses	7,283

Total expenses	1,849,403
Less: Fee waivers and/or expense reimbursements	(16,358)

Net expenses	1,833,045

Net investment income	836,775

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on investments	13,127,840
Net change in unrealized gains (losses) on investments	16,268,349

Net realized and unrealized gains (losses) on investments	29,396,189

Net increase in net assets resulting from operations	$30,232,964

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Global Small Cap Fund	13

	Six months ended April 30, 2017 (unaudited)		Year ended October 31, 2016

Operations
Net investment income		$836,775		$1,424,127
Net realized gains on investments		13,127,840		14,082,086
Net change in unrealized gains (losses) on investments		16,268,349		2,225,625

Net increase in net assets resulting from operations		30,232,964		17,731,838

Distributions to shareholders from
Net investment income
Class A		(1,253,803)		(886,928)
Class C		(83,983)		0
Administrator Class		(242,326)		(231,280)
Institutional Class		(251,541)		(115,938)
Net realized gains
Class A		(8,370,890)		(6,414,005)
Class B		(64,415)		(179,734)
Class C		(2,630,739)		(1,977,317)
Administrator Class		(1,441,791)		(1,289,238)
Institutional Class		(1,098,674)		(426,341)

Total distributions to shareholders		(15,438,162)		(11,520,781)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	270,713	10,667,540	287,344	10,463,647
Class B	0	0	67	1,865
Class C	60,707	1,763,008	44,683	1,201,168
Administrator Class	98,434	4,047,712	164,556	6,297,087
Institutional Class	737,350	30,436,237	146,823	5,639,061

		46,914,497		23,602,828

Reinvestment of distributions
Class A	229,395	8,959,764	196,310	6,790,837
Class B	2,242	64,035	6,892	177,539
Class C	79,166	2,276,848	63,376	1,643,340
Administrator Class	39,319	1,601,354	41,455	1,492,072
Institutional Class	30,428	1,235,167	11,643	418,957

		14,137,168		10,522,745

Payment for shares redeemed
Class A	(622,832)	(24,695,995)	(963,819)	(34,320,655)
Class B	(18,399)	(538,162)	(125,178)	(3,309,009)
Class C	(145,707)	(4,267,716)	(249,405)	(6,823,638)
Administrator Class	(261,603)	(10,855,646)	(259,890)	(9,801,894)
Institutional Class	(175,779)	(7,210,258)	(114,180)	(4,457,864)

		(47,567,777)		(58,713,060)

Net increase (decrease) in net assets resulting from capital share transactions		13,483,888		(24,587,487)

Total increase (decrease) in net assets		28,278,690		(18,376,430)

Net assets
Beginning of period		215,919,814		234,296,244

End of period		$244,198,504		$215,919,814

Undistributed net investment income		$829,116		$1,823,994

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Global Small Cap Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2017 (unaudited)	Year ended October 31
CLASS A		2016	2015	2014	2013	2012
Net asset value, beginning of period	$38.61	$37.23	$43.26	$42.68	$33.17	$30.14
Net investment income	0.14 [1]	0.26 [1]	0.10 [1]	0.03 [1]	0.16 [1]	0.20 [1]
Net realized and unrealized gains (losses) on investments	5.14	2.92	0.64	0.86	9.58	2.87

Total from investment operations	5.28	3.18	0.74	0.89	9.74	3.07
Distributions to shareholders from
Net investment income	(0.34)	(0.21)	(0.03)	(0.31)	(0.23)	(0.04)
Net realized gains	(2.35)	(1.59)	(6.74)	0.00	0.00	0.00

Total distributions to shareholders	(2.69)	(1.80)	(6.77)	(0.31)	(0.23)	(0.04)
Net asset value, end of period	$41.20	$38.61	$37.23	$43.26	$42.68	$33.17
Total return[2]	14.13%	9.12%	2.12%	2.07%	29.50%	10.24%
Ratios to average net assets (annualized)
Gross expenses	1.54%	1.55%	1.57%	1.57%	1.59%	1.55%
Net expenses	1.54%	1.55%	1.55%	1.55%	1.55%	1.54%
Net investment income	0.73%	0.73%	0.27%	0.06%	0.43%	0.65%
Supplemental data
Portfolio turnover rate	63%	70%	42%	66%	59%	85%
Net assets, end of period (000s omitted)	$143,085	$138,805	$151,740	$167,166	$181,764	$156,433

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Global Small Cap Fund	15

(For a share outstanding throughout each period)

	Six months ended April 30, 2017 (unaudited)	Year ended October 31
CLASS B		2016	2015	2014	2013	2012
Net asset value, beginning of period	$28.79	$28.21	$34.62	$34.18	$26.58	$24.30
Net investment loss	(0.02)[1]	(0.09)[1]	(0.14)[1]	(0.25)[1]	(0.09)[1]	(0.03)[1]
Net realized and unrealized gains (losses) on investments	3.82	2.26	0.47	0.69	7.69	2.31

Total from investment operations	3.80	2.17	0.33	0.44	7.60	2.28
Distributions to shareholders from
Net realized gains	(2.35)	(1.59)	(6.74)	0.00	0.00	0.00
Net asset value, end of period	$30.24	$28.79	$28.21	$34.62	$34.18	$26.58
Total return[2]	13.72%	8.32%	1.34%	1.29%	28.54%	9.42%
Ratios to average net assets (annualized)
Gross expenses	2.29%	2.31%	2.32%	2.32%	2.34%	2.30%
Net expenses	2.29%	2.30%	2.30%	2.30%	2.30%	2.29%
Net investment loss	(0.11)%	(0.32)%	(0.49)%	(0.71)%	(0.32)%	(0.10)%
Supplemental data
Portfolio turnover rate	63%	70%	42%	66%	59%	85%
Net assets, end of period (000s omitted)	$445	$888	$4,206	$11,799	$19,446	$21,181

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Global Small Cap Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2017 (unaudited)	Year ended October 31
CLASS C		2016	2015	2014	2013	2012
Net asset value, beginning of period	$28.98	$28.39	$34.80	$34.36	$26.73	$24.43
Net investment income (loss)	0.00 [1,2]	(0.01)[1]	(0.14)[1]	(0.24)[1]	(0.09)[1]	(0.03)[1]
Net realized and unrealized gains (losses) on investments	3.82	2.19	0.47	0.69	7.72	2.33

Total from investment operations	3.82	2.18	0.33	0.45	7.63	2.30
Distributions to shareholders from
Net investment income	(0.07)	0.00	0.00	(0.01)	0.00	0.00
Net realized gains	(2.35)	(1.59)	(6.74)	0.00	0.00	0.00

Total distributions to shareholders	(2.42)	(1.59)	(6.74)	(0.01)	0.00	0.00
Net asset value, end of period	$30.38	$28.98	$28.39	$34.80	$34.36	$26.73
Total return[3]	13.71%	8.31%	1.34%	1.32%	28.54%	9.41%
Ratios to average net assets (annualized)
Gross expenses	2.29%	2.30%	2.32%	2.32%	2.34%	2.30%
Net expenses	2.29%	2.30%	2.30%	2.30%	2.30%	2.29%
Net investment income (loss)	0.01%	(0.02)%	(0.48)%	(0.69)%	(0.31)%	(0.11)%
Supplemental data
Portfolio turnover rate	63%	70%	42%	66%	59%	85%
Net assets, end of period (000s omitted)	$34,280	$32,863	$36,215	$41,792	$44,618	$37,753

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Global Small Cap Fund	17

(For a share outstanding throughout each period)

	Six months ended April 30, 2017 (unaudited)	Year ended October 31
ADMINISTRATOR CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$40.15	$38.65	$44.60	$44.00	$34.21	$31.10
Net investment income	0.19 [1]	0.41	0.16 [1]	0.09	0.22 [1]	0.26 [1]
Net realized and unrealized gains (losses) on investments	5.34	2.95	0.66	0.90	9.86	2.96

Total from investment operations	5.53	3.36	0.82	0.99	10.08	3.22
Distributions to shareholders from
Net investment income	(0.38)	(0.27)	(0.03)	(0.39)	(0.29)	(0.11)
Net realized gains	(2.35)	(1.59)	(6.74)	0.00	0.00	0.00

Total distributions to shareholders	(2.73)	(1.86)	(6.77)	(0.39)	(0.29)	(0.11)
Net asset value, end of period	$42.95	$40.15	$38.65	$44.60	$44.00	$34.21
Total return[2]	14.19%	9.30%	2.27%	2.22%	29.73%	10.44%
Ratios to average net assets (annualized)
Gross expenses	1.46%	1.47%	1.43%	1.41%	1.42%	1.38%
Net expenses	1.40%	1.40%	1.40%	1.40%	1.40%	1.38%
Net investment income	0.93%	0.90%	0.41%	0.22%	0.58%	0.81%
Supplemental data
Portfolio turnover rate	63%	70%	42%	66%	59%	85%
Net assets, end of period (000s omitted)	$27,664	$30,832	$31,765	$53,966	$52,461	$44,360

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Global Small Cap Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2017 (unaudited)	Year ended October 31
INSTITUTIONAL CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$40.08	$38.63	$44.67	$44.05	$34.25	$31.18
Net investment income	0.30 [1]	0.45	0.20	0.15	0.32 [1]	0.36 [1]
Net realized and unrealized gains (losses) on investments	5.26	3.00	0.72	0.96	9.86	2.93

Total from investment operations	5.56	3.45	0.92	1.11	10.18	3.29
Distributions to shareholders from
Net investment income	(0.49)	(0.41)	(0.22)	(0.49)	(0.38)	(0.22)
Net realized gains	(2.35)	(1.59)	(6.74)	0.00	0.00	0.00

Total distributions to shareholders	(2.84)	(2.00)	(6.96)	(0.49)	(0.38)	(0.22)
Net asset value, end of period	$42.80	$40.08	$38.63	$44.67	$44.05	$34.25
Total return[2]	14.35%	9.56%	2.53%	2.48%	30.06%	10.70%
Ratios to average net assets (annualized)
Gross expenses	1.21%	1.22%	1.18%	1.14%	1.16%	1.12%
Net expenses	1.15%	1.15%	1.15%	1.14%	1.15%	1.12%
Net investment income	1.49%	1.20%	0.66%	0.47%	0.83%	1.13%
Supplemental data
Portfolio turnover rate	63%	70%	42%	66%	59%	85%
Net assets, end of period (000s omitted)	$38,725	$12,531	$10,369	$5,284	$2,151	$1,263

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Global Small Cap Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Global Small Cap Fund (formerly, Wells Fargo Global Opportunities Fund) (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2017, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

20	Wells Fargo Global Small Cap Fund	Notes to financial statements (unaudited)

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Notes to financial statements (unaudited)	Wells Fargo Global Small Cap Fund	21

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Australia	$3,003,168	$0	$0	$3,003,168
Austria	1,765,126	0	0	1,765,126
Canada	17,561,600	0	0	17,561,600
Finland	1,219,084	0	0	1,219,084
France	4,575,537	0	0	4,575,537
Germany	12,715,031	0	0	12,715,031
Hong Kong	2,336,651	0	0	2,336,651
Ireland	2,665,616	0	0	2,665,616
Israel	3,517,813	0	0	3,517,813
Italy	2,921,661	0	0	2,921,661
Japan	22,421,294	0	0	22,421,294
Netherlands	2,109,281	0	0	2,109,281
Spain	7,808,404	0	0	7,808,404
Sweden	982,217	0	0	982,217
Switzerland	4,498,068	0	0	4,498,068
United Kingdom	26,500,597	0	0	26,500,597
United States	104,488,782	0	0	104,488,782

Short-term investments
Investment companies	21,455,075			21,455,075
Investments measured at net asset value*				14,493,379
Total assets	$242,545,005	$0	$0	$257,038,384

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $14,493,379 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

22	Wells Fargo Global Small Cap Fund	Notes to financial statements (unaudited)

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.95% and declining to 0.83% as the average daily net assets of the Fund increase. For the six months ended April 30, 2017, the management fee was equivalent to an annual rate of 0.95% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C	0.21%
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through February 28, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.55% for Class A shares, 2.30% for Class B shares, 2.30% for Class C shares, 1.40% for Administrator Class shares, and 1.15% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

During the six months ended April 30, 2017, State Street Bank and Trust Company, the Fund’s custodian, reimbursed the Fund $24,532 for certain out-of-pocket expenses that were billed to the Fund in error from 1998-2015. This amount is included in dividend income on the Statement of Operations. In addition, Funds Management was also reimbursed $14,545 for waivers/reimbursements it made to the Fund during the period the Fund was erroneously billed.

Distribution fees

The Trust has adopted a distribution plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended April 30, 2017, Funds Distributor received $5,156 from the sale of Class A shares and $148 in contingent deferred sales charges from redemptions of Class C shares.

Notes to financial statements (unaudited)	Wells Fargo Global Small Cap Fund	23

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2017 were $143,077,409 and $146,846,977, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo affiliates pursuant to Rule 17a-7 of the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended April 30, 2017, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, FASB issued Accounting Standards Update (“ASU”) No. 2016-19, Technical Corrections and Improvements. ASU 2016-19 includes an amendment to FASB ASC Topic 820, Fair Value Measurement which clarifies the difference between a valuation approach and a valuation technique. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. The disclosure requirements are effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2016. Management is currently evaluating the potential impact of this new guidance to the financial statements.

9. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

24	Wells Fargo Global Small Cap Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Global Small Cap Fund	25

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 138 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

26	Wells Fargo Global Small Cap Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996; Vice Chairman, since 2017	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 69 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

List of abbreviations	Wells Fargo Global Small Cap Fund	27

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

303216 06-17 SA239/SAR239 04-17

Semi-Annual Report

April 30, 2017

Wells Fargo International Equity Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of April 30, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo International Equity Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Despite heightened market volatility at times, in general, global stocks delivered double-digit returns while bond markets were hurt by a rise in interest rates during the latter part of 2016.

Dear Shareholder:

As the new president of Wells Fargo Funds, now that Karla Rabusch is retiring from that position after nearly 14 years, I am pleased to offer you this semi-annual report for the Wells Fargo International Equity Fund for the six-month period that ended April 30, 2017. Despite heightened market volatility at times, in general, global stocks delivered double-digit returns while bond markets were hurt by a rise in interest rates during the latter part of 2016. U.S. and international stocks returned 13.31% and 10.37% for the six-month period, respectively, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -0.67%.

During the last two months of 2016, prospects for faster growth and higher interest rates in the U.S. influenced markets.

Following Donald Trump’s election as president in early November, U.S. stocks began to rally. Investors appeared optimistic that the new administration would usher in a series of progrowth policies, and supportive economic news helped the rally carry through the end of 2016. The buoyant environment sent interest rates higher as well. At its mid-December meeting, Fed officials raised their short-term target interest rate for the first time in a year by a quarter percentage point to between 0.50% and 0.75%. Outside of the U.S., the prospects for faster U.S. growth appeared to trigger some acceleration in Europe. The improvement may be partly attributable to expectations for further strengthening of the U.S. dollar, which in turn could improve demand for European goods in the U.S. due to weakening of the euro relative to the dollar. Rising inflation across the eurozone and Japan caused an upward shift in yield curves in those areas, although developed-country bond yields remained significantly lower than U.S. Treasury yields.

Globally, stocks delivered positive results and economies showed improvement in the first four months of 2017.

Stocks rallied globally, supported by signs of improvement in the U.S. and global economies. In the U.S., hiring remained strong and business and consumer sentiment improved. Meanwhile, inflation inched up. In March, Fed officials raised their short-term target interest rate by a quarter percentage point to between 0.75% and 1.00%. With the Fed’s target-rate increase, short-term bond yields rose. Longer-term Treasury yields were little changed, however, leading to positive performance. Investment-grade corporate bonds and high-yield bonds benefited from strong demand. Municipal bond returns were also positive during the first four months of 2017, helped by strong demand and constrained new-issue supply. Outside the U.S., stocks in emerging markets benefited from both global economic growth and recent weakening in the U.S. dollar. European stocks also advanced as political risk declined. In the first round of the French presidential elections, Emmanuel Macron, a pro-EU candidate, garnered the most votes. Non-U.S. bonds also benefited from a decline in perceived risk, with credit spreads continuing to narrow.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo International Equity Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo International Equity Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Dale A. Winner, CFA®

Venkateshwar Lal‡

Average annual total returns (%) as of April 30, 20171

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFEAX)	1-20-1998	8.82	5.72	0.19	15.49	6.98	0.78	1.43	1.15
Class B (WFEBX)*	9-06-1979	9.59	5.87	0.25	14.59	6.18	0.25	2.18	1.90
Class C (WFEFX)	3-6-1998	13.57	6.19	0.03	14.57	6.19	0.03	2.18	1.90
Class R (WFERX)	10-10-2003	–	–	–	15.08	6.70	0.52	1.68	1.40
Class R6 (WFEHX)	9-30-2015	–	–	–	15.77	7.22	0.96	1.00	0.85
Administrator Class (WFEDX)	7-16-2010	–	–	–	15.44	6.99	0.86	1.35	1.15
Institutional Class (WFENX)	3-9-1998	–	–	–	15.75	7.24	1.03	1.10	0.90
MSCI ACWI ex USA (Net)[4]	–	–	–	–	12.59	5.13	1.12	–	–
*	At the close of business on May 5, 2017, existing Class B shareholders were converted to Class A shareholders. Effective May 6, 2017, Class B shares are no longer offered by the Fund.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo International Equity Fund	5

Ten largest holdings (%) as of April 30, 2017[5]
Novartis AG	3.39
Man Group plc	3.23
Bayer AG	3.18
CIMB Group Holdings Berhad	3.14
Den Norske Bank ASA	3.13
Koninklijke Philips NV	3.08
Compagnie de Saint-Gobain SA	3.07
Zurich Insurance Group AG	2.94
Metro AG	2.91
China Mobile Limited	2.84

Sector distribution as of April 30, 2017[6]

Country allocation as of April 30, 2017[6]

‡	Mr. Lal became a portfolio manager of the Fund on June 30, 2017.

[1]	Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Class R6 shares would be higher. Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares and has been adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen International Equity Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The manager has contractually committed through February 28, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Operating Expenses After Fee Waiver at 1.14% for Class A, 1.89% for Class B, 1.89% for Class C, 1.39% for Class R, 0.84% for Class R6, 1.14% for Administrator Class, and 0.89% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo International Equity Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2016 to April 30, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11-1-2016	Ending account value 4-30-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,123.57	$6.00	1.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.14	$5.71	1.14%
Class B
Actual	$1,000.00	$1,119.39	$9.93	1.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.42	$9.44	1.89%
Class C
Actual	$1,000.00	$1,119.25	$9.93	1.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.42	$9.44	1.89%
Class R
Actual	$1,000.00	$1,121.00	$7.31	1.39%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.90	$6.95	1.39%
Class R6
Actual	$1,000.00	$1,125.24	$4.43	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.63	$4.21	0.84%
Administrator Class
Actual	$1,000.00	$1,122.61	$6.00	1.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.14	$5.71	1.14%
Institutional Class
Actual	$1,000.00	$1,125.05	$4.69	0.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.38	$4.46	0.89%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—April 30, 2017 (unaudited)	Wells Fargo International Equity Fund	7

Security name	Shares	Value

Common Stocks: 92.88%

Brazil: 3.09%
Cosan Limited Class A (Energy, Oil, Gas & Consumable Fuels)	1,073,269	$8,253,439
JBS SA (Consumer Staples, Food Products)	1,325,800	4,289,777

		12,543,216

Canada: 2.12%
Lundin Mining Corporation (Materials, Metals & Mining)	1,615,145	8,613,791

China: 6.48%
China Everbright Limited (Financials, Capital Markets)	2,054,000	4,700,380
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	1,080,000	11,517,349
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	1,935,000	1,263,738
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)	1,946,100	5,154,006
Xinyi Solar Holdings Limited (Information Technology, Semiconductors & Semiconductor Equipment) «	7,280,000	2,274,313
Xtep International Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	3,498,680	1,394,371

		26,304,157

Denmark: 0.92%
Novo Nordisk AS Class B (Health Care, Pharmaceuticals)	95,686	3,723,322

France: 3.07%
Compagnie de Saint-Gobain SA (Industrials, Building Products)	230,369	12,434,121

Germany: 13.35%
Bayer AG (Health Care, Pharmaceuticals)	104,197	12,893,800
Metro AG (Consumer Staples, Food & Staples Retailing)	358,829	11,808,253
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	39,482	7,567,210
Rheinmetall AG (Industrials, Industrial Conglomerates)	84,722	7,775,234
SAP SE (Information Technology, Software)	69,014	6,921,540
Siemens AG (Industrials, Industrial Conglomerates)	50,071	7,177,770

		54,143,807

Hong Kong: 2.19%
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	10,034,000	8,900,937

Italy: 3.61%
Eni SpA (Energy, Oil, Gas & Consumable Fuels)	733,994	11,409,428
Prysmian SpA (Industrials, Electrical Equipment)	112,578	3,250,953

		14,660,381

Japan: 10.75%
Coca-Cola Bottlers Japan Incorporated (Consumer Staples, Beverages)	75	2,230
Daiwa Securities Group Incorporated (Financials, Capital Markets)	1,829,000	11,112,641
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,613,000	8,900,258
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	1,383,600	8,802,414
Mitsui Fudosan Company Limited (Real Estate, Real Estate Management & Development)	167,000	3,669,581
Nomura Holdings Incorporated (Financials, Capital Markets)	1,854,800	11,131,296

		43,618,420

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo International Equity Fund	Portfolio of investments—April 30, 2017 (unaudited)

Security name	Shares	Value

Malaysia: 3.14%
CIMB Group Holdings Bhd (Financials, Banks)	9,619,463	$12,719,585

Netherlands: 5.65%
Koninklijke Philips NV (Industrials, Industrial Conglomerates) «	360,012	12,478,562
NN Group NV (Financials, Insurance)	315,272	10,453,878

		22,932,440

Norway: 4.24%
Den Norske Bank ASA (Financials, Banks) «	813,903	12,711,902
Frontline Limited (Energy, Oil, Gas & Consumable Fuels) «	195,800	1,304,421
Marine Harvest ASA (Consumer Staples, Food Products)	192,194	3,196,518

		17,212,841

Russia: 1.94%
Mobile TeleSystems PJSC ADR (Telecommunication Services, Wireless Telecommunication Services)	760,386	7,847,184

South Africa: 1.37%
Sasol Limited (Materials, Chemicals)	180,673	5,543,050

South Korea: 6.10%
Hana Financial Group Incorporated (Financials, Banks)	320,865	11,053,615
Samsung Electronics Company Limited GDR (Information Technology, Technology Hardware, Storage & Peripherals) 144A	2,644	2,593,764
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	52,736	11,099,633

		24,747,012

Switzerland: 6.34%
Novartis AG (Health Care, Pharmaceuticals)	178,818	13,757,304
Zurich Insurance Group AG (Financials, Insurance)	43,133	11,938,521

		25,695,825

United Kingdom: 11.13%
Man Group plc (Financials, Capital Markets)	6,580,047	13,099,039
Smiths Group plc (Industrials, Industrial Conglomerates)	512,201	10,879,798
United Business Media plc (Consumer Discretionary, Media)	723,413	6,657,129
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)	4,048,076	10,436,321
Wolseley plc (Industrials, Trading Companies & Distributors)	64,090	4,070,777

		45,143,064

United States: 7.39%
Apple Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	72,207	10,372,536
Coach Incorporated (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	264,200	10,406,838
Pfizer Incorporated (Health Care, Pharmaceuticals)	270,914	9,189,403

		29,968,777

Total Common Stocks (Cost $325,157,457)		376,751,930

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2017 (unaudited)	Wells Fargo International Equity Fund	9

Security name		Expiration date	Shares	Value

Participation Notes: 1.54%

China: 1.54%
HSBC Bank plc (Kweichow Moutai Company Limited Class A) (Consumer Staples, Beverages) †		2-19-2019	61,306	$3,680,462
HSBC Bank plc (Kweichow Moutai Company Limited Class A) (Consumer Staples, Beverages) †		12-4-2024	43,031	2,583,335

Total Participation Notes (Cost $3,124,077)				6,263,797

	Yield
Short-Term Investments: 8.98%

Investment Companies: 8.98%
Securities Lending Cash Investment LLC (l)(r)(u)	1.03%		15,605,057	15,606,618
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.68		20,835,637	20,835,637

Total Short-Term Investments (Cost $36,442,212)				36,442,255

Total investments in securities (Cost $364,723,746) *	103.40%	419,457,982
Other assets and liabilities, net	(3.40)	(13,799,694)

Total net assets	100.00%	$405,658,288

«	All or a portion of this security is on loan.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $364,559,352 and unrealized gains (losses) consists of:

Gross unrealized gains	$62,336,877
Gross unrealized losses	(7,438,247)

Net unrealized gains	$54,898,630

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo International Equity Fund	Statement of assets and liabilities—April 30, 2017 (unaudited)

Assets
Investments
In unaffiliated securities (including $14,778,207 of securities loaned), at value (cost $328,281,534)	$383,015,727
In affiliated securities, at value (cost $36,442,212)	36,442,255

Total investments, at value (cost $364,723,746)	419,457,982
Segregated cash	270,000
Foreign currency, at value (cost $537,113)	536,428
Receivable for investments sold	1,786,134
Receivable for Fund shares sold	865,471
Receivable for dividends	2,533,793
Receivable for securities lending income	34,156
Unrealized gains on forward foreign currency contracts	882,110
Prepaid expenses and other assets	33,855

Total assets	426,399,929

Liabilities
Payable for investments purchased	2,551,701
Payable for Fund shares redeemed	635,159
Unrealized losses on forward foreign currency contracts	1,503,857
Payable upon receipt of securities loaned	15,606,311
Management fee payable	192,821
Distribution fees payable	16,702
Administration fees payable	48,610
Accrued expenses and other liabilities	186,480

Total liabilities	20,741,641

Total net assets	$405,658,288

NET ASSETS CONSIST OF
Paid-in capital	$367,933,037
Undistributed net investment income	2,697,266
Accumulated net realized losses on investments	(19,092,269)
Net unrealized gains on investments	54,120,254

Total net assets	$405,658,288

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$96,757,280
Shares outstanding – Class A1	8,010,199
Net asset value per share – Class A	$12.08
Maximum offering price per share – Class A2	$12.82
Net assets – Class B	$165,078
Shares outstanding – Class B1	13,815
Net asset value per share – Class B	$11.95
Net assets – Class C	$26,718,315
Shares outstanding – Class C1	2,253,537
Net asset value per share – Class C	$11.86
Net assets – Class R	$1,862,230
Shares outstanding – Class R1	152,202
Net asset value per share – Class R	$12.24
Net assets – Class R6	$24,657,268
Shares outstanding – Class R6[1]	2,042,957
Net asset value per share – Class R6	$12.07
Net assets – Administrator Class	$19,876,618
Shares outstanding – Administrator Class[1]	1,674,025
Net asset value per share – Administrator Class	$11.87
Net assets – Institutional Class	$235,621,499
Shares outstanding – Institutional Class[1]	19,571,718
Net asset value per share – Institutional Class	$12.04

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended April 30, 2017 (unaudited)	Wells Fargo International Equity Fund	11

Investment income
Dividends (net of foreign withholding taxes of $675,982)	$5,786,458
Securities lending income, net	119,155
Income from affiliated securities	74,674

Total investment income	5,980,287

Expenses
Management fee	1,696,530
Administration fees
Class A	117,144
Class B	611
Class C	27,561
Class R	2,011
Class R6	2,906
Administrator Class	14,248
Institutional Class	131,793
Shareholder servicing fees
Class A	139,457
Class B	727
Class C	32,811
Class R	2,394
Administrator Class	27,077
Distribution fees
Class B	2,181
Class C	98,432
Class R	2,394
Custody and accounting fees	85,909
Professional fees	34,261
Registration fees	95,291
Shareholder report expenses	47,451
Trustees’ fees and expenses	22,551
Other fees and expenses	5,707

Total expenses	2,589,447
Less: Fee waivers and/or expense reimbursements	(578,071)

Net expenses	2,011,376

Net investment income	3,968,911

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	8,303,685
Affiliated securities	13
Forward foreign currency contract transactions	2,202,233

Net realized gains on investments	10,505,931

Net change in unrealized gains (losses) on:
Unaffiliated securities	32,764,449
Affiliated securities	(264)
Forward foreign currency contract transactions	(1,842,781)

Net change in unrealized gains (losses) on investments	30,921,404

Net realized and unrealized gains (losses) on investments	41,427,335

Net increase in net assets resulting from operations	$45,396,246

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo International Equity Fund	Statement of changes in net assets

	Six months ended April 30, 2017 (unaudited)		Year ended October 31, 2016

Operations
Net investment income		$3,968,911		$8,536,868
Net realized gains (losses) on investments		10,505,931		(24,356,272)
Net change in unrealized gains (losses) on investments		30,921,404		(1,641,199)

Net increase (decrease) in net assets resulting from operations		45,396,246		(17,460,603)

Distributions to shareholders from
Net investment income
Class A		(3,419,346)		(1,980,548)
Class B		(8,853)		(4,737)
Class C		(543,400)		(292,082)
Class R		(49,858)		(24,021)
Class R6		(681,611)		(338)
Administrator Class		(583,495)		(731,926)
Institutional Class		(6,175,331)		(3,153,699)

Total distributions to shareholders		(11,461,894)		(6,187,351)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	717,148	8,335,457	3,672,410	40,169,639
Class B	0	0	815	8,671
Class C	130,508	1,487,086	998,881	10,835,255
Class R	19,662	230,097	72,262	801,881
Class R6	1,979,061	22,007,197	51	541
Administrator Class	492,571	5,528,200	2,805,944	30,263,453
Institutional Class	6,458,770	74,415,190	9,957,611	108,139,415

		112,003,227		190,218,855

Reinvestment of distributions
Class A	289,214	3,207,383	167,795	1,860,967
Class B	801	8,812	431	4,689
Class C	43,293	472,331	23,355	254,804
Class R	1,205	13,541	822	9,244
Class R6	61,573	681,611	30	338
Administrator Class	53,401	582,070	67,082	731,191
Institutional Class	436,449	4,818,398	230,119	2,542,811

		9,784,146		5,404,044

Payment for shares redeemed
Class A	(4,035,268)	(46,854,848)	(5,436,299)	(57,973,044)
Class B	(74,928)	(853,037)	(148,673)	(1,557,542)
Class C	(462,779)	(5,177,464)	(1,053,145)	(11,165,445)
Class R	(49,869)	(579,539)	(76,036)	(818,347)
Class R6	(54)	(628)	0	0
Administrator Class	(2,184,031)	(23,971,201)	(4,192,576)	(44,163,215)
Institutional Class	(3,845,398)	(44,059,550)	(10,441,636)	(109,679,342)

		(121,496,267)		(225,356,935)

Net increase (decrease) in net assets resulting from capital share transactions		291,106		(29,734,036)

Total increase (decrease) in net assets		34,225,458		(53,381,990)

Net assets
Beginning of period		371,432,830		424,814,820

End of period		$405,658,288		$371,432,830

Undistributed net investment income		$2,697,266		$10,190,249

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo International Equity Fund	13

(For a share outstanding throughout each period)

	Six months ended April 30, 2017 (unaudited)	Year ended October 31
CLASS A		2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.07	$11.53	$11.28	$11.98	$9.77	$9.82
Net investment income	0.10	0.22	0.18 [1]	0.37 [1]	0.21	0.25
Net realized and unrealized gains (losses) on investments	1.24	(0.54)	0.57	(0.81)	2.27	(0.09)

Total from investment operations	1.34	(0.32)	0.75	(0.44)	2.48	0.16
Distributions to shareholders from
Net investment income	(0.33)	(0.14)	(0.50)	(0.26)	(0.27)	(0.21)
Net asset value, end of period	$12.08	$11.07	$11.53	$11.28	$11.98	$9.77
Total return[2]	12.36%	(2.76)%	6.85%	(3.77)%	25.99%	1.83%
Ratios to average net assets (annualized)
Gross expenses	1.50%	1.47%	1.53%	1.53%	1.56%	1.53%
Net expenses	1.14%	1.12%	1.09%	1.09%	1.09%	1.09%
Net investment income	1.77%	2.04%	1.50%	3.14%	2.03%	2.49%
Supplemental data
Portfolio turnover rate	48%	65%	27%	32%	38%	115%
Net assets, end of period (000s omitted)	$96,757	$122,248	$145,654	$97,640	$115,821	$114,219

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo International Equity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2017 (unaudited)	Year ended October 31
CLASS B		2016	2015	2014	2013	2012
Net asset value, beginning of period	$10.81	$11.21	$10.95	$11.62	$9.47	$9.48
Net investment income	0.02 [1]	0.12 [1]	0.08 [1]	0.28 [1]	0.13 [1]	0.16 [1]
Net realized and unrealized gains (losses) on investments	1.25	(0.50)	0.56	(0.79)	2.21	(0.07)

Total from investment operations	1.27	(0.38)	0.64	(0.51)	2.34	0.09
Distributions to shareholders from
Net investment income	(0.13)	(0.02)	(0.38)	(0.16)	(0.19)	(0.10)
Net asset value, end of period	$11.95	$10.81	$11.21	$10.95	$11.62	$9.47
Total return[2]	11.94%	(3.46)%	6.00%	(4.48)%	25.07%	0.99%
Ratios to average net assets (annualized)
Gross expenses	2.25%	2.21%	2.29%	2.28%	2.31%	2.28%
Net expenses	1.89%	1.87%	1.84%	1.84%	1.84%	1.84%
Net investment income	0.43%	1.17%	0.68%	2.40%	1.27%	1.67%
Supplemental data
Portfolio turnover rate	48%	65%	27%	32%	38%	115%
Net assets, end of period (000s omitted)	$165	$950	$2,639	$4,127	$6,810	$8,303

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo International Equity Fund	15

(For a share outstanding throughout each period)

	Six months ended April 30, 2017 (unaudited)	Year ended October 31
CLASS C		2016	2015	2014	2013	2012
Net asset value, beginning of period	$10.82	$11.30	$11.06	$11.75	$9.58	$9.59
Net investment income	0.06	0.14	0.08 [1]	0.27 [1]	0.14 [1]	0.16 [1]
Net realized and unrealized gains (losses) on investments	1.21	(0.53)	0.57	(0.79)	2.22	(0.07)

Total from investment operations	1.27	(0.39)	0.65	(0.52)	2.36	0.09
Distributions to shareholders from
Net investment income	(0.23)	(0.09)	(0.41)	(0.17)	(0.19)	(0.10)
Net asset value, end of period	$11.86	$10.82	$11.30	$11.06	$11.75	$9.58
Total return[2]	11.92%	(3.43)%	6.03%	(4.49)%	25.05%	1.08%
Ratios to average net assets (annualized)
Gross expenses	2.24%	2.22%	2.28%	2.28%	2.31%	2.28%
Net expenses	1.89%	1.87%	1.84%	1.84%	1.84%	1.84%
Net investment income	1.17%	1.33%	0.72%	2.37%	1.30%	1.72%
Supplemental data
Portfolio turnover rate	48%	65%	27%	32%	38%	115%
Net assets, end of period (000s omitted)	$26,718	$27,508	$29,080	$16,346	$16,997	$16,760

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo International Equity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2017 (unaudited)	Year ended October 31
CLASS R		2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.20	$11.66	$11.40	$11.96	$9.75	$9.79
Net investment income	0.09 [1]	0.19 [1]	0.15 [1]	0.32 [1]	0.18 [1]	0.20 [1]
Net realized and unrealized gains (losses) on investments	1.25	(0.53)	0.57	(0.79)	2.27	(0.06)

Total from investment operations	1.34	(0.34)	0.72	(0.47)	2.45	0.14
Distributions to shareholders from
Net investment income	(0.30)	(0.12)	(0.46)	(0.09)	(0.24)	(0.18)
Net asset value, end of period	$12.24	$11.20	$11.66	$11.40	$11.96	$9.75
Total return[2]	12.10%	(2.94)%	6.53%	(4.00)%	25.68%	1.58%
Ratios to average net assets (annualized)
Gross expenses	1.74%	1.72%	1.78%	1.78%	1.81%	1.78%
Net expenses	1.39%	1.37%	1.34%	1.34%	1.34%	1.34%
Net investment income	1.63%	1.77%	1.23%	2.71%	1.72%	2.11%
Supplemental data
Portfolio turnover rate	48%	65%	27%	32%	38%	115%
Net assets, end of period (000s omitted)	$1,862	$2,029	$2,147	$1,576	$2,234	$2,196

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo International Equity Fund	17

(For a share outstanding throughout each period)

	Six months ended April 30, 2017 (unaudited)	Year ended October 31
CLASS R6		2016	2015[1]
Net asset value, beginning of period	$11.06	$11.49	$10.89
Net investment income	0.15 [2]	0.24	0.00 [3]
Net realized and unrealized gains (losses) on investments	1.20	(0.52)	0.60

Total from investment operations	1.35	(0.28)	0.60
Distributions to shareholders from
Net investment income	(0.34)	(0.15)	0.00
Net asset value, end of period	$12.07	$11.06	$11.49
Total return[4]	12.52%	(2.46)%	5.51%
Ratios to average net assets (annualized)
Gross expenses	1.06%	1.04%	1.05%
Net expenses	0.84%	0.85%	0.88%
Net investment income	2.65%	2.31%	0.23%
Supplemental data
Portfolio turnover rate	48%	65%	27%
Net assets, end of period (000s omitted)	$24,657	$26	$26

[1]	For the period from September 30, 2015 (commencement of class operations) to October 31, 2015

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005 per share.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo International Equity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2017 (unaudited)	Year ended October 31
ADMINISTRATOR CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$10.88	$11.33	$11.09	$11.79	$9.62	$9.67
Net investment income	0.10 [1]	0.22	0.17 [1]	0.37 [1]	0.22	0.25
Net realized and unrealized gains (losses) on investments	1.21	(0.53)	0.57	(0.80)	2.22	(0.09)

Total from investment operations	1.31	(0.31)	0.74	(0.43)	2.44	0.16
Distributions to shareholders from
Net investment income	(0.32)	(0.14)	(0.50)	(0.27)	(0.27)	(0.21)
Net asset value, end of period	$11.87	$10.88	$11.33	$11.09	$11.79	$9.62
Total return[2]	12.26%	(2.71)%	6.89%	(3.82)%	26.00%	1.88%
Ratios to average net assets (annualized)
Gross expenses	1.41%	1.38%	1.40%	1.37%	1.37%	1.36%
Net expenses	1.14%	1.12%	1.09%	1.09%	1.09%	1.09%
Net investment income	1.74%	1.93%	1.44%	3.21%	2.08%	2.52%
Supplemental data
Portfolio turnover rate	48%	65%	27%	32%	38%	115%
Net assets, end of period (000s omitted)	$19,877	$36,032	$52,469	$12,962	$3,955	$3,505

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo International Equity Fund	19

(For a share outstanding throughout each period)

	Six months ended April 30, 2017 (unaudited)	Year ended October 31
INSTITUTIONAL CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.05	$11.49	$11.25	$11.96	$9.76	$9.83
Net investment income	0.13 [1]	0.23	0.19 [1]	0.37 [1]	0.24 [1]	0.37
Net realized and unrealized gains (losses) on investments	1.22	(0.52)	0.58	(0.77)	2.26	(0.19)

Total from investment operations	1.35	(0.29)	0.77	(0.40)	2.50	0.18
Distributions to shareholders from
Net investment income	(0.36)	(0.15)	(0.53)	(0.31)	(0.30)	(0.25)
Net asset value, end of period	$12.04	$11.05	$11.49	$11.25	$11.96	$9.76
Total return[2]	12.50%	(2.48)%	7.07%	(3.53)%	26.31%	2.05%
Ratios to average net assets (annualized)
Gross expenses	1.16%	1.14%	1.15%	1.10%	1.13%	1.10%
Net expenses	0.89%	0.87%	0.84%	0.84%	0.84%	0.84%
Net investment income	2.33%	2.27%	1.67%	3.18%	2.29%	2.67%
Supplemental data
Portfolio turnover rate	48%	65%	27%	32%	38%	115%
Net assets, end of period (000s omitted)	$235,621	$182,639	$192,799	$63,766	$82,982	$138,245

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo International Equity Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo International Equity Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2017, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Notes to financial statements (unaudited)	Wells Fargo International Equity Fund	21

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Participation notes

The Fund may invest in participation notes to gain exposure to securities in certain foreign markets. Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying foreign security. Participation notes involve transaction costs, which may be higher than those applicable to the underlying foreign security. The holder of the participation note is entitled to receive from the bank or broker-dealer, an amount equal to the dividend paid by the issuer of the underlying foreign security; however, the holder is not entitled to the same rights (i.e. dividends, voting rights) as an owner of the underlying foreign security. Investments in participation notes involve risks beyond those normally associated with a direct investment in an underlying security. The Fund has no rights against the issuer of the underlying foreign security and participation notes expose the Fund to counterparty risk in the event the counterparty does not perform. There is also no assurance there will be a secondary trading market for the participation note or that the trading price of the participation note will equal the underlying value of the foreign security that it seeks to replicate.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending

22	Wells Fargo International Equity Fund	Notes to financial statements (unaudited)

Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of October 31, 2016, the Fund had capital loss carryforwards which consist of $22,277,977 in short-term capital losses and $5,430,684 in long-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo International Equity Fund	23

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Brazil	$12,543,216	$0	$0	$12,543,216
Canada	8,613,791	0	0	8,613,791
China	26,304,157	0	0	26,304,157
Demark	3,723,322	0	0	3,723,322
France	12,434,121	0	0	12,434,121
Germany	54,143,807	0	0	54,143,807
Hong Kong	8,900,937	0	0	8,900,937
Italy	14,660,381	0	0	14,660,381
Japan	43,618,420	0	0	43,618,420
Malaysia	12,719,585	0	0	12,719,585
Netherlands	22,932,440	0	0	22,932,440
Norway	17,212,841	0	0	17,212,841
Russia	7,847,184	0	0	7,847,184
South Africa	5,543,050	0	0	5,543,050
South Korea	24,747,012	0	0	24,747,012
Switzerland	25,695,825	0	0	25,695,825
United Kingdom	45,143,064	0	0	45,143,064
United States	29,968,777	0	0	29,968,777

Participation notes
China	0	6,263,797	0	6,263,797

Short-term investments
Investment companies	20,835,637	0	0	20,835,637
Investments measured at net asset value*				15,606,618
	397,587,567	6,263,797	0	419,457,982
Forward foreign currency contracts	0	882,110	0	882,110
Total assets	$397,587,567	$7,145,907	$0	$420,340,092
Liabilities

Forward foreign currency contracts	0	1,503,857	0	1,503,857
Total liabilities	$0	$1,503,857	$0	$1,503,857

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $15,606,618 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment

24	Wells Fargo International Equity Fund	Notes to financial statements (unaudited)

objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.85% and declining to 0.68% as the average daily net assets of the Fund increase. Prior to March 1, 2017, Funds Management received a fee at an annual rate which started at 0.90% and declined to 0.73% as the average daily net assets of the Fund increased. For the six months ended April 30, 2017, the management fee was equivalent to an annual rate of 0.88% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.40% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C, Class R	0.21%
Class R6	0.03
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through February 28, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.14% for Class A shares, 1.89% for Class B shares, 1.89% for Class C shares, 1.39% for Class R shares, 0.84% for Class R6 shares, 1.14% for Administrator Class shares, and 0.89% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

During the six months ended April 30, 2017, State Street Bank and Trust Company, the Fund’s custodian, reimbursed the Fund $222,895 for certain out-of-pocket expenses that were billed to the Fund in error from 1998-2015. This amount is included in dividend income on the Statement of Operations. In addition, Funds Management was also reimbursed $50,184 for waivers/reimbursements it made to the Fund during the period the Fund was erroneously billed.

Distribution fees

The Trust has adopted a distribution plan for Class B, Class C, and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B, Class C, and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended April 30, 2017, Funds Distributor received $4,745 from the sale of Class A shares and $89 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Class R, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Notes to financial statements (unaudited)	Wells Fargo International Equity Fund	25

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2017 were $198,726,450 and $173,421,879, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo affiliates pursuant to Rule 17a-7 of the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. DERIVATIVE TRANSACTIONS

During the six months ended April 30, 2017, the Fund entered into forward foreign currency contracts for economic hedging purposes.

At April 30, 2017, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive	U.S. value at April 30, 2017	In exchange for U.S. $	Unrealized gains
5-31-2017	Barclays	12,900,000 EUR	$14,070,802	$13,703,760	$367,042
6-15-2017	Goldman Sachs	23,937,000 EUR	26,130,171	25,615,103	515,068

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at April 30, 2017	In exchange for U.S. $	Unrealized losses
5-31-2017	Barclays	20,043,800 EUR	$21,862,972	$21,353,021	$(509,951)
6-15-2017	Goldman Sachs	25,600,000 EUR	27,945,540	27,402,880	(542,660)
6-22-2017	Morgan Stanley	5,716,000 GBP	7,413,922	7,085,411	(328,511)
7-13-2017	Credit Suisse	4,400,000 EUR	4,810,376	4,687,641	(122,735)

The Fund had average contract amounts of $12,486,593 and $61,734,383 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively, during the six months ended April 30, 2017. As of April 30, 2017, the Fund had segregated $270,000 as cash collateral for open forward foreign currency contracts.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Forward foreign currency contracts	Barclays	$367,042*	$(367,042)	$0	$0
	Goldman Sachs	515,068*	(515,068)	0	0

*	Amount represents net unrealized gains.

26	Wells Fargo International Equity Fund	Notes to financial statements (unaudited)

Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities		Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Forward foreign currency contracts	Barclays	$509,951	**	$(367,042)	$0	$142,909
	Credit Suisse	122,735	**	0	0	122,735
	Goldman Sachs	542,660	**	(515,068)	0	27,592
	Morgan Stanley	328,511	**	0	(270,000)	58,511

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

**	Amount represents net unrealized loss.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended April 30, 2017, there were no borrowings by the Fund under the agreement.

8. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, FASB issued Accounting Standards Update (“ASU”) No. 2016-19, Technical Corrections and Improvements. ASU 2016-19 includes an amendment to FASB ASC Topic 820, Fair Value Measurement which clarifies the difference between a valuation approach and a valuation technique. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. The disclosure requirements are effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2016. Management is currently evaluating the potential impact of this new guidance to the financial statements.

11. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

Other information (unaudited)	Wells Fargo International Equity Fund	27

TAX INFORMATION

Pursuant to Section 853 of the Internal Revenue Code, the following amounts have been designated as foreign taxes paid for the fiscal year ended October 31, 2016. These amounts may be less than the actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. None of the income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Creditable foreign taxes paid	Per share amount	Foreign income as % of ordinary income distributions
$783,215	$0.0232	79.72%

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo International Equity Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 138 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo International Equity Fund	29

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996; Vice Chairman, since 2017	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 69 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

30	Wells Fargo International Equity Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals:
1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

303217 06-17 SA240/SAR240 04-17

Semi-Annual Report

April 30, 2017

Wells Fargo Intrinsic World Equity Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of April 30, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Intrinsic World Equity Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Despite heightened market volatility at times, in general, global stocks delivered double-digit returns while bond markets were hurt by a rise in interest rates during the latter part of 2016.

Dear Shareholder:

As the new president of Wells Fargo Funds, now that Karla Rabusch is retiring from that position after nearly 14 years, I am pleased to offer you this semi-annual report for the Wells Fargo Intrinsic World Equity Fund for the six-month period that ended April 30, 2017. Despite heightened market volatility at times, in general, global stocks delivered double-digit returns while bond markets were hurt by a rise in interest rates during the latter part of 2016. U.S. and international stocks returned 13.31% and 10.37% for the six-month period, respectively, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -0.67%.

During the last two months of 2016, prospects for faster growth and higher interest rates in the U.S. influenced markets.

Following Donald Trump’s election as president in early November, U.S. stocks began to rally. Investors appeared optimistic that the new administration would usher in a series of progrowth policies, and supportive economic news helped the rally carry through the end of 2016. The buoyant environment sent interest rates higher as well. At its mid-December meeting, Fed officials raised their short-term target interest rate for the first time in a year by a quarter percentage point to between 0.50% and 0.75%. Outside of the U.S., the prospects for faster U.S. growth appeared to trigger some acceleration in Europe. The improvement may be partly attributable to expectations for further strengthening of the U.S. dollar, which in turn could improve demand for European goods in the U.S. due to weakening of the euro relative to the dollar. Rising inflation across the eurozone and Japan caused an upward shift in yield curves in those areas, although developed-country bond yields remained significantly lower than U.S. Treasury yields.

Globally, stocks delivered positive results and economies showed improvement in the first four months of 2017.

Stocks rallied globally, supported by signs of improvement in the U.S. and global economies. In the U.S., hiring remained strong and business and consumer sentiment improved. Meanwhile, inflation inched up. In March, Fed officials raised their short-term target interest rate by a quarter percentage point to between 0.75% and 1.00%. With the Fed’s target-rate increase, short-term bond yields rose. Longer-term Treasury yields were little changed, however, leading to positive performance. Investment-grade corporate bonds and high-yield bonds benefited from strong demand. Municipal bond returns were also positive during the first four months of 2017, helped by strong demand and constrained new-issue supply. Outside the U.S., stocks in emerging markets benefited from both global economic growth and recent weakening in the U.S. dollar. European stocks also advanced as political risk declined. In the first round of the French presidential elections, Emmanuel Macron, a pro-EU candidate, garnered the most votes. Non-U.S. bonds also benefited from a decline in perceived risk, with credit spreads continuing to narrow.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Intrinsic World Equity Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Intrinsic World Equity Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Amit Kumar*

Jean-Baptiste Nadal, CFA®

Jeffrey Peck

Jen Robertson, CFA®*

Average annual total returns (%) as of April 30, 20171

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EWEAX)	4-30-1996	9.68	7.18	3.87	16.36	8.46	4.49	1.46	1.35
Class C (EWECX)	5-18-2007	14.44	7.64	3.71	15.44	7.64	3.71	2.21	2.10
Administrator Class (EWEIX)	5-18-2007	–	–	–	16.43	8.69	4.72	1.38	1.25
Institutional Class (EWENX)	7-30-2010	–	–	–	16.82	8.93	4.87	1.13	0.95
MSCI World Index (Net)[4]	–	–	–	–	14.65	9.94	3.92	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to focused portfolio risk, geographic risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Intrinsic World Equity Fund	5

Ten largest holdings (%) as of April 30, 2017[5]
Societe Generale SA	2.69
Capgemini SA	2.61
AIA Group Limited	2.59
Cigna Corporation	2.55
Microsoft Corporation	2.46
Alphabet Incorporated Class C	2.43
UBS Group AG	2.39
EOG Resources Incorporated	2.38
Air Liquide SA	2.38
Visa Incorporated Class A	2.37

Sector distribution as of April 30, 2017[6]

Country allocation as of April 30, 2017[6]

*	Mr. Kumar and Ms. Robertson became portfolio managers of the Fund on June 6, 2017.

[1]	Historical performance shown for Class C shares prior to their inception reflects the performance of Class A shares, and has been adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Class A shares, and includes the higher expenses applicable to Class A shares. If these expenses had not been included, returns for Administrator Class shares would be higher. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns for Institutional Class shares would be higher. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Intrinsic World Equity Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through February 28, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	The Morgan Stanley Capital International (MSCI) World Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index (Net) consists of the following 23 developed markets country indexes: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Intrinsic World Equity Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2016 to April 30, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11-1-2016	Ending account value 4-30-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,144.57	$7.18	1.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$6.76	1.35%
Class C
Actual	$1,000.00	$1,140.28	$11.14	2.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.38	$10.49	2.10%
Administrator Class
Actual	$1,000.00	$1,145.08	$6.65	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.26	1.25%
Institutional Class
Actual	$1,000.00	$1,146.65	$5.06	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	$4.76	0.95%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—April 30, 2017 (unaudited)	Wells Fargo Intrinsic World Equity Fund	7

Security name	Shares	Value

Common Stocks: 99.63%

Belgium: 1.01%
Anheuser-Busch InBev NV ADR (Consumer Staples, Beverages) «	13,700	$1,551,388

France: 7.68%
Air Liquide SA (Materials, Chemicals)	30,220	3,640,801
Capgemini SA (Information Technology, IT Services)	39,900	3,994,255
Societe Generale SA (Financials, Banks)	75,200	4,112,969

		11,748,025

Germany: 3.27%
Bayer AG (Health Care, Pharmaceuticals)	15,500	1,918,039
Deutsche Telekom AG (Telecommunication Services, Diversified Telecommunication Services)	175,800	3,083,132

		5,001,171

Hong Kong: 2.59%
AIA Group Limited (Financials, Insurance)	571,800	3,958,607

Japan: 9.28%
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	92,200	2,673,159
Kao Corporation (Consumer Staples, Personal Products)	46,600	2,570,054
Nidec Corporation (Industrials, Electrical Equipment)	31,600	2,897,080
ORIX Corporation (Financials, Diversified Financial Services)	176,000	2,685,589
Sony Corporation (Consumer Discretionary, Household Durables)	100,040	3,373,405

		14,199,287

Netherlands: 9.45%
AerCap Holdings NV (Industrials, Trading Companies & Distributors) †	73,700	3,390,937
Airbus Group NV (Industrials, Aerospace & Defense)	20,800	1,681,861
Heineken NV (Consumer Staples, Beverages)	33,000	2,942,253
Sensata Technologies Holding NV (Industrials, Electrical Equipment) †	80,700	3,323,226
Unilever NV (Consumer Staples, Personal Products) «	59,700	3,118,728

		14,457,005

Spain: 2.05%
CaixaBank SA (Financials, Banks)	690,000	3,133,490

Switzerland: 8.33%
Nestle SA (Consumer Staples, Food Products)	39,000	3,004,372
Novartis AG ADR (Health Care, Pharmaceuticals)	41,500	3,196,745
Roche Holding AG (Health Care, Pharmaceuticals)	11,000	2,877,688
UBS Group AG (Financials, Capital Markets)	214,300	3,661,407

		12,740,212

United Kingdom: 5.78%
Diageo plc (Consumer Staples, Beverages)	84,400	2,455,757
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)	120,300	3,129,301
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)	1,265,000	3,261,289

		8,846,347

United States: 50.19%
Abbott Laboratories (Health Care, Health Care Equipment & Supplies)	61,700	2,692,588
Affiliated Managers Group Incorporated (Financials, Capital Markets)	11,760	1,947,338

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Intrinsic World Equity Fund	Portfolio of investments—April 30, 2017 (unaudited)

Security name		Shares	Value

United States (continued)
Alphabet Incorporated Class C (Information Technology, Internet Software & Services) †		4,100	$3,714,436
Apple Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)		23,000	3,303,950
BB&T Corporation (Financials, Banks)		70,000	3,022,600
Charles Schwab Corporation (Financials, Capital Markets)		17,700	687,645
Chevron Corporation (Energy, Oil, Gas & Consumable Fuels)		18,500	1,973,950
Cigna Corporation (Health Care, Health Care Providers & Services)		24,900	3,893,613
CIT Group Incorporated (Financials, Banks)		76,600	3,547,346
Eli Lilly & Company (Health Care, Pharmaceuticals)		20,200	1,657,612
EOG Resources Incorporated (Energy, Oil, Gas & Consumable Fuels)		39,400	3,644,500
General Dynamics Corporation (Industrials, Aerospace & Defense)		14,000	2,713,060
Gilead Sciences Incorporated (Health Care, Biotechnology)		36,800	2,522,640
Honeywell International Incorporated (Industrials, Industrial Conglomerates)		22,600	2,963,764
Lockheed Martin Corporation (Industrials, Aerospace & Defense)		8,400	2,263,380
Merck & Company Incorporated (Health Care, Pharmaceuticals)		52,300	3,259,859
Microsoft Corporation (Information Technology, Software)		54,900	3,758,454
Motorola Solutions Incorporated (Information Technology, Communications Equipment)		40,600	3,490,382
Oracle Corporation (Information Technology, Software)		62,800	2,823,488
PepsiCo Incorporated (Consumer Staples, Beverages)		20,900	2,367,552
Samsonite International SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)		927,515	3,583,257
Schlumberger Limited (Energy, Energy Equipment & Services)		36,700	2,664,053
The Goldman Sachs Group Incorporated (Financials, Capital Markets)		5,500	1,230,900
The Walt Disney Company (Consumer Discretionary, Media)		24,700	2,855,320
United Parcel Service Incorporated Class B (Industrials, Air Freight & Logistics)		20,700	2,224,422
Verizon Communications Incorporated (Telecommunication Services, Diversified Telecommunication Services)		59,600	2,736,236
Visa Incorporated Class A (Information Technology, IT Services)		39,800	3,630,556
Vulcan Materials Company (Materials, Construction Materials)		13,400	1,619,794

			76,792,695

Total Common Stocks (Cost $121,301,109)			152,428,227

	Yield
Short-Term Investments: 2.99%

Investment Companies: 2.99%
Securities Lending Cash Investment LLC (l)(r)(u)	1.03%	4,198,505	4,198,925
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.68	370,186	370,186

Total Short-Term Investments (Cost $4,569,111)			4,569,111

Total investments in securities (Cost $125,870,220) *	102.62%	156,997,338
Other assets and liabilities, net	(2.62)	(4,007,842)

Total net assets	100.00%	$152,989,496

«	All or a portion of this security is on loan.

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $126,417,145 and unrealized gains (losses) consists of:

Gross unrealized gains	$33,840,921
Gross unrealized losses	(3,260,728)

Net unrealized gains	$30,580,193

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—April 30, 2017 (unaudited)	Wells Fargo Intrinsic World Equity Fund	9

Assets
Investments
In unaffiliated securities (including $4,107,826 of securities loaned), at value (cost $121,301,109)	$152,428,227
In affiliated securities, at value (cost $4,569,111)	4,569,111

Total investments, at value (cost $125,870,220)	156,997,338
Foreign currency, at value (cost $82,894)	84,040
Receivable for investments sold	397,216
Receivable for Fund shares sold	47,994
Receivable for dividends	351,120
Receivable for securities lending income	2,062
Prepaid expenses and other assets	25,801

Total assets	157,905,571

Liabilities
Payable for Fund shares redeemed	499,810
Payable upon receipt of securities loaned	4,198,925
Management fee payable	89,977
Distribution fee payable	4,427
Administration fees payable	25,388
Accrued expenses and other liabilities	97,548

Total liabilities	4,916,075

Total net assets	$152,989,496

NET ASSETS CONSIST OF
Paid-in capital	$117,349,962
Overdistributed net investment income	(110,082)
Accumulated net realized gains on investments	4,622,982
Net unrealized gains on investments	31,126,634

Total net assets	$152,989,496

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$136,199,890
Shares outstanding – Class A1	6,468,688
Net asset value per share – Class A	$21.06
Maximum offering price per share – Class A2	$22.34
Net assets – Class C	$7,201,154
Shares outstanding – Class C1	355,052
Net asset value per share – Class C	$20.28
Net assets – Administrator Class	$3,672,271
Shares outstanding – Administrator Class[1]	175,252
Net asset value per share – Administrator Class	$20.95
Net assets – Institutional Class	$5,916,181
Shares outstanding – Institutional Class[1]	281,865
Net asset value per share – Institutional Class	$20.99

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Intrinsic World Equity Fund	Statement of operations—six months ended April 30, 2017 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $79,392)	$1,463,433
Securities lending income, net	3,437
Income from affiliated securities	1,049

Total investment income	1,467,919

Expenses
Management fee	624,249
Administration fees
Class A	137,165
Class C	7,623
Administrator Class	2,445
Institutional Class	3,398
Shareholder servicing fees
Class A	163,291
Class C	9,075
Administrator Class	4,702
Distribution fee
Class C	27,224
Custody and accounting fees	15,125
Professional fees	30,310
Registration fees	32,408
Shareholder report expenses	24,866
Trustees’ fees and expenses	11,130
Other fees and expenses	5,692

Total expenses	1,098,703
Less: Fee waivers and/or expense reimbursements	(92,362)

Net expenses	1,006,341

Net investment income	461,578

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	4,744,521
Net change in unrealized gains (losses) on investments	14,780,665

Net realized and unrealized gains (losses) on investments	19,525,186

Net increase in net assets resulting from operations	$19,986,764

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Intrinsic World Equity Fund	11

	Six months ended April 30, 2017 (unaudited)		Year ended October 31, 2016

Operations
Net investment income		$461,578		$1,612,182
Net realized gains on investments		4,744,521		7,022,443
Net change in unrealized gains (losses) on investments		14,780,665		(13,434,282)

Net increase (decrease) in net assets resulting from operations		19,986,764		(4,799,657)

Distributions to shareholders from
Net investment income
Class A		(1,555,767)		(1,480,000)
Class C		(31,841)		(5,766)
Administrator Class		(46,398)		(77,002)
Institutional Class		(82,395)		(77,098)
Net realized gains
Class A		(6,105,260)		(15,944,560)
Class C		(361,793)		(992,532)
Administrator Class		(186,415)		(637,316)
Institutional Class		(246,870)		(554,534)

Total distributions to shareholders		(8,616,739)		(19,768,808)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	40,988	821,559	77,894	1,519,486
Class C	3,459	65,178	48,859	912,817
Administrator Class	23,852	480,201	99,764	1,871,151
Institutional Class	112,009	2,249,365	87,333	1,706,229

		3,616,303		6,009,683

Reinvestment of distributions
Class A	382,201	7,440,005	871,879	16,927,692
Class C	19,293	360,925	51,392	955,480
Administrator Class	11,664	225,913	36,033	697,376
Institutional Class	14,333	278,253	24,158	469,358

		8,305,096		19,049,906

Payment for shares redeemed
Class A	(480,618)	(9,615,421)	(975,567)	(18,924,820)
Class C	(54,053)	(1,044,545)	(121,189)	(2,191,011)
Administrator Class	(103,933)	(2,061,070)	(166,281)	(3,242,731)
Institutional Class	(67,840)	(1,353,678)	(109,687)	(2,106,188)

		(14,074,714)		(26,464,750)

Net decrease in net assets resulting from capital share transactions		(2,153,315)		(1,405,161)

Total increase (decrease) in net assets		9,216,710		(25,973,626)

Net assets
Beginning of period		143,772,786		169,746,412

End of period		$152,989,496		$143,772,786

Undistributed (overdistributed) net investment income		$(110,082)		$1,144,741

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Intrinsic World Equity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2017 (unaudited)	Year ended October 31
CLASS A		2016	2015	2014	2013	2012
Net asset value, beginning of period	$19.53	$22.82	$22.39	$21.88	$17.94	$15.55
Net investment income	0.06	0.20	0.19	0.17	0.20	0.16
Net realized and unrealized gains (losses) on investments	2.65	(0.83)	0.73	0.59	4.00	1.87

Total from investment operations	2.71	(0.63)	0.92	0.76	4.20	2.03
Distributions to shareholders from
Net investment income	(0.23)	(0.20)	(0.12)	(0.25)	(0.26)	(0.11)
Net realized gains	(0.95)	(2.46)	(0.37)	0.00	0.00	0.00

Total distributions to shareholders	(1.18)	(2.66)	(0.49)	(0.25)	(0.26)	(0.11)
Regulatory settlement proceeds	0.00	0.00	0.00	0.00	0.00	0.47
Net asset value, end of period	$21.06	$19.53	$22.82	$22.39	$21.88	$17.94
Total return[1]	14.46%	(2.54)%	4.23%	3.45%	23.74%	16.25%[2]
Ratios to average net assets (annualized)
Gross expenses	1.47%	1.46%	1.48%	1.47%	1.49%	1.51%
Net expenses	1.35%	1.37%	1.40%	1.40%	1.40%	1.40%
Net investment income	0.65%	1.09%	0.79%	0.70%	0.95%	0.91%
Supplemental data
Portfolio turnover rate	33%	23%	32%	23%	22%	27%
Net assets, end of period (000s omitted)	$136,200	$127,428	$149,492	$157,061	$168,621	$146,930

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[2]	During the year ended October 31, 2012, the Fund received a regulatory settlement from an unaffiliated third party which had an impact of 2.92% on the total return.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Intrinsic World Equity Fund	13

(For a share outstanding throughout each period)

	Six months ended April 30, 2017 (unaudited)	Year ended October 31
CLASS C		2016	2015	2014	2013	2012
Net asset value, beginning of period	$18.77	$21.99	$21.64	$21.19	$17.37	$15.15
Net investment income (loss)	(0.03)	0.05	0.01 [1]	(0.02)	0.05	0.02
Net realized and unrealized gains (losses) on investments	2.57	(0.80)	0.71	0.58	3.89	1.82

Total from investment operations	2.54	(0.75)	0.72	0.56	3.94	1.84
Distributions to shareholders from
Net investment income	(0.08)	(0.01)	0.00	(0.11)	(0.12)	(0.09)
Net realized gains	(0.95)	(2.46)	(0.37)	0.00	0.00	0.00

Total distributions to shareholders	(1.03)	(2.47)	(0.37)	(0.11)	(0.12)	(0.09)
Regulatory settlement proceeds	0.00	0.00	0.00	0.00	0.00	0.47
Net asset value, end of period	$20.28	$18.77	$21.99	$21.64	$21.19	$17.37
Total return[2]	14.03%	(3.26)%	3.41%	2.65%	22.82%	15.39%[3]
Ratios to average net assets (annualized)
Gross expenses	2.22%	2.21%	2.23%	2.22%	2.24%	2.26%
Net expenses	2.10%	2.12%	2.15%	2.15%	2.15%	2.15%
Net investment income (loss)	(0.10)%	0.32%	0.05%	(0.06)%	0.20%	0.16%
Supplemental data
Portfolio turnover rate	33%	23%	32%	23%	22%	27%
Net assets, end of period (000s omitted)	$7,201	$7,252	$8,958	$9,788	$9,949	$7,341

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	During the year ended October 31, 2012, the Fund received a regulatory settlement from an unaffiliated third party which had an impact of 2.92% on the total return.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Intrinsic World Equity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2017 (unaudited)	Year ended October 31
ADMINISTRATOR CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$19.43	$22.76	$22.33	$21.81	$17.89	$15.52
Net investment income	0.07 [1]	0.24 [1]	0.23 [1]	0.22 [1]	0.24 [1]	0.19 [1]
Net realized and unrealized gains (losses) on investments	2.64	(0.84)	0.75	0.59	3.99	1.87

Total from investment operations	2.71	(0.60)	0.98	0.81	4.23	2.06
Distributions to shareholders from
Net investment income	(0.24)	(0.27)	(0.18)	(0.29)	(0.31)	(0.16)
Net realized gains	(0.95)	(2.46)	(0.37)	0.00	0.00	0.00

Total distributions to shareholders	(1.19)	(2.73)	(0.55)	(0.29)	(0.31)	(0.16)
Regulatory settlement proceeds	0.00	0.00	0.00	0.00	0.00	0.47
Net asset value, end of period	$20.95	$19.43	$22.76	$22.33	$21.81	$17.89
Total return[2]	14.51%	(2.43)%	4.51%	3.70%	24.03%	16.52%[3]
Ratios to average net assets (annualized)
Gross expenses	1.39%	1.37%	1.34%	1.29%	1.31%	1.34%
Net expenses	1.25%	1.22%	1.15%	1.15%	1.15%	1.15%
Net investment income	0.75%	1.27%	1.01%	0.96%	1.18%	1.14%
Supplemental data
Portfolio turnover rate	33%	23%	32%	23%	22%	27%
Net assets, end of period (000s omitted)	$3,672	$4,735	$6,239	$7,327	$5,306	$2,001

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

[3]	During the year ended October 31, 2012, the Fund received a regulatory settlement from an unaffiliated third party which had an impact of 2.93% on the total return.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Intrinsic World Equity Fund	15

(For a share outstanding throughout each period)

	Six months ended April 30, 2017 (unaudited)	Year ended October 31
INSTITUTIONAL CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$19.51	$22.83	$22.40	$21.87	$17.93	$15.54
Net investment income	0.12	0.26	0.28	0.25 [1]	0.26 [1]	0.17 [1]
Net realized and unrealized gains (losses) on investments	2.62	(0.80)	0.75	0.60	4.02	1.92

Total from investment operations	2.74	(0.54)	1.03	0.85	4.28	2.09
Distributions to shareholders from
Net investment income	(0.31)	(0.32)	(0.23)	(0.32)	(0.34)	(0.17)
Net realized gains	(0.95)	(2.46)	(0.37)	0.00	0.00	0.00

Total distributions to shareholders	(1.26)	(2.78)	(0.60)	(0.32)	(0.34)	(0.17)
Regulatory settlement proceeds	0.00	0.00	0.00	0.00	0.00	0.47
Net asset value, end of period	$20.99	$19.51	$22.83	$22.40	$21.87	$17.93
Total return[2]	14.66%	(2.13)%	4.72%	3.90%	24.28%	16.74%[3]
Ratios to average net assets (annualized)
Gross expenses	1.14%	1.13%	1.09%	1.04%	1.06%	1.10%
Net expenses	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income	1.05%	1.47%	1.23%	1.11%	1.32%	1.03%
Supplemental data
Portfolio turnover rate	33%	23%	32%	23%	22%	27%
Net assets, end of period (000s omitted)	$5,916	$4,357	$5,058	$3,179	$2,352	$561

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

[3]	During the year ended October 31, 2012, the Fund received a regulatory settlement from an unaffiliated third party which had an impact of 2.93% on the total return.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Intrinsic World Equity Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Intrinsic World Equity Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2017, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Notes to financial statements (unaudited)	Wells Fargo Intrinsic World Equity Fund	17

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

18	Wells Fargo Intrinsic World Equity Fund	Notes to financial statements (unaudited)

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Belgium	$1,551,388	$0	$0	$1,551,388
France	11,748,025	0	0	11,748,025
Germany	5,001,171	0	0	5,001,171
Hong Kong	3,958,607	0	0	3,958,607
Japan	14,199,287	0	0	14,199,287
Netherlands	14,457,005	0	0	14,457,005
Spain	3,133,490	0	0	3,133,490
Switzerland	12,740,212	0	0	12,740,212
United Kingdom	8,846,347	0	0	8,846,347
United States	76,792,695	0	0	76,792,695

Short-term investments
Investment companies	370,186	0	0	370,186
Investments measured at net asset value*				4,198,925
Total assets	$152,798,413	$0	$0	$156,997,338

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $4,198,925 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Notes to financial statements (unaudited)	Wells Fargo Intrinsic World Equity Fund	19

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.85% and declining to 0.68% as the average daily net assets of the Fund increase. For the six months ended April 30, 2017, the management fee was equivalent to an annual rate of 0.85% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.21%
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through February 28, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.35% for Class A shares, 2.10% for Class C shares, 1.25% for Administrator Class shares, and 0.95% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

During the six months ended April 30, 2017, State Street Bank and Trust Company, the Fund’s custodian, reimbursed the Fund $29,258 for certain out-of-pocket expenses that were billed to the Fund in error from 1998-2015. This amount is included in dividend income on the Statement of Operations. In addition, Funds Management was also reimbursed $49,603 for waivers/reimbursements it made to the Fund during the period the Fund was erroneously billed.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended April 30, 2017, Funds Distributor received $373 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

20	Wells Fargo Intrinsic World Equity Fund	Notes to financial statements (unaudited)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2017 were $49,155,922 and $55,112,297, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo affiliates pursuant to Rule 17a-7 of the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended April 30, 2017, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, FASB issued Accounting Standards Update (“ASU”) No. 2016-19, Technical Corrections and Improvements. ASU 2016-19 includes an amendment to FASB ASC Topic 820, Fair Value Measurement which clarifies the difference between a valuation approach and a valuation technique. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. The disclosure requirements are effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2016. Management is currently evaluating the potential impact of this new guidance to the financial statements.

9. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

Other information (unaudited)	Wells Fargo Intrinsic World Equity Fund	21

TAX INFORMATION

Pursuant to Section 853 of the Internal Revenue Code, the following amounts have been designated as foreign taxes paid for the fiscal year ended October 31, 2016. These amounts may be less than the actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. None of the income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Creditable foreign taxes paid	Per share amount	Foreign income as % of ordinary income distributions
$201,663	$0.0273	55.49%

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

22	Wells Fargo Intrinsic World Equity Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 138 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Intrinsic World Equity Fund	23

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996; Vice Chairman, since 2017	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 69 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling
1-800-222-8222 or by visiting the website at wellsfargofunds.com.

24	Wells Fargo Intrinsic World Equity Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

303218 06-17 SA241/SAR241 04-17

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:

/s/ Andrew Owen

Andrew Owen
President

Date:	June 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:

/s/ Andrew Owen

Andrew Owen
President

Date:	June 23, 2017

By:

/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	June 23, 2017